Morgan Stanley Institutional Fund, Inc.

Multi-Asset Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (10.0%)
Australia (0.0%)
Goodman Group REIT	33	$ —@
Stockland REIT	70	—@
		—@
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (a)	178,000	1

Japan (3.8%)
Mitsubishi Estate Co., Ltd.	13,200	195
Mitsui Fudosan Co., Ltd.	13,000	225
Nomura Real Estate Holdings, Inc.	2,400	39
Sumitomo Realty & Development Co., Ltd.	7,500	183
Tokyo Tatemono Co., Ltd.	6,400	68
Tokyu Fudosan Holdings Corp.	14,300	69
		779
Netherlands (0.1%)
Basic-Fit N.V. (a)	583	10

United States (6.1%)
American Airlines Group, Inc.	3,700	45
Bank of America Corp.	2,360	50
CIT Group, Inc.	29	1
Citigroup, Inc.	608	26
Citizens Financial Group, Inc.	120	2
Comerica, Inc.	40	1
Delta Air Lines, Inc.	5,600	160
DR Horton, Inc.	1,833	62
Eagle Materials, Inc.	193	11
East West Bancorp, Inc.	38	1
Fidelity National Financial, Inc.	1,345	34
Fifth Third Bancorp	192	3
First American Financial Corp.	556	24
First Republic Bank	44	4
Huntington Bancshares, Inc.	275	2
JPMorgan Chase & Co.	851	77
KB Home	515	9
KeyCorp	264	3
Lennar Corp., Class A	1,548	59
Louisiana-Pacific Corp.	551	10
M&T Bank Corp.	33	3
M/I Homes, Inc. (a)	138	2
Martin Marietta Materials, Inc.	311	59
Masco Corp.	1,343	46
MDC Holdings, Inc.	307	7
Meritage Homes Corp. (a)	195	7
MGIC Investment Corp.	1,733	11
Mohawk Industries, Inc. (a)	342	26
NVR, Inc. (a)	18	46
Owens Corning	517	20
People’s United Financial, Inc.	112	1
PNC Financial Services Group, Inc. (The)	120	12
Pulte Group, Inc.	1,326	30
Regions Financial Corp.	264	2
Scotts Miracle-Gro Co. (The), Class A	271	28
Signature Bank	16	1

Skyline Champion Corp. (a)	272	4
Southwest Airlines Co.	3,200	114
Stewart Information Services Corp.	113	3
SVB Financial Group (a)	15	2
Toll Brothers, Inc.	628	12
Truist Financial Corp.	349	11
United Airlines Holdings, Inc. (a)	2,500	79
Universal Forest Products, Inc.	275	10
US Bancorp	394	14
Vulcan Materials Co.	679	73
Watsco, Inc.	179	28
Wells Fargo & Co.	1,115	32
Zions Bancorp NA	48	1
		1,268
Total Common Stocks (Cost $2,420)		2,058

	Face Amount (000)
Fixed Income Securities (9.4%)
Sovereign (9.4%)
Argentina (0.7%)
Argentine Republic Government International Bond,
5.88%, 1/11/28	$554		154

Greece (8.7%)
Hellenic Republic Government Bond,
3.75%, 1/30/28	EUR	1,407	1,795
Total Sovereign (Cost $2,073)			1,949
Total Fixed Income Securities (Cost $2,073)			1,949

	Shares
Investment Company (2.5%)
United States (2.5%)
iPATH S&P 500 VIX Short-Term Futures ETN (a) (Cost $254)	11,000	509

Short-Term Investments (74.4%)
Investment Company (63.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (b) (Cost $13,047)	13,046,746	13,047

	Face Amount (000)
U.S. Treasury Security (11.2%)
U.S. Treasury Bill,
1.53%, 7/30/20 (Cost $2,305) (c)(d)	$2,317	2,316
Total Short-Term Investments (Cost $15,352)		15,363
Total Investments (96.3%) (Cost $20,099) (e)(f)(g)(h)		19,879
Other Assets in Excess of Liabilities (3.7%)		762
Net Assets (100.0%)		$20,641

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Funds.

(c)	Rate shown is the yield to maturity at March 31, 2020.
(d)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(e)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(f)

The approximate fair value and percentage of net assets, $789,000 and 3.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(h)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,297,000 and the aggregate gross unrealized depreciation is approximately $1,276,000, resulting in net unrealized depreciation of approximately $21,000.

@	Value is less than $500.
ETN	Exchange Traded Note.
REIT	Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CNH	17	$2		6/18/20	$ —@
Bank of America NA	ILS	—@	$	—@	6/18/20	(—@	)
Bank of America NA	PLN	25	$6		6/18/20	—@
Bank of America NA		$50	EUR	45	6/18/20	—@
Barclays Bank PLC	COP	1,251	$	—@	6/18/20	—@
Barclays Bank PLC	PEN	11	$3		6/18/20	(—@	)
Barclays Bank PLC	SGD	4	$3		6/18/20	(—@	)
Barclays Bank PLC		$11	EUR	10	6/18/20	—@
BNP Paribas SA	CAD	11	$8		6/18/20	(—@	)
BNP Paribas SA	DKK	35	$5		6/18/20	(—@	)
BNP Paribas SA	JPY	89,535	$808		6/18/20	(27)
BNP Paribas SA	TRY	35	$5		6/18/20	—@
BNP Paribas SA		$1	BRL	3	6/18/20	(—@	)
BNP Paribas SA		$2,713	EUR	2,461	6/18/20	9
BNP Paribas SA		$274	GBP	227	6/18/20	9
BNP Paribas SA		$1	IDR	17,025	6/18/20	(—@	)
BNP Paribas SA		$2	INR	152	6/18/20	—@
BNP Paribas SA	$	—@	RUB	22	6/18/20	(—@	)
BNP Paribas SA		$3	TWD	88	6/18/20	(—@	)
Citibank NA	HUF	47	$	—@	6/18/20	—@
Citibank NA	$	—@	CLP	222	6/18/20	—@
Citibank NA		$1	CZK	31	6/18/20	(—@	)
Citibank NA		$320	EUR	291	6/18/20	1
Citibank NA	$	—@	KRW	596	6/18/20	(—@	)
Citibank NA		$1	THB	27	6/18/20	(—@	)
Commonwealth Bank of Australia		$6	NZD	11	6/18/20	—@
Goldman Sachs International	AUD	1	$1		6/18/20	(—@	)
Goldman Sachs International	HKD	126	$16		6/18/20	(—@	)
Goldman Sachs International		$91	EUR	85	6/18/20	3
Goldman Sachs International		$735	EUR	667	6/18/20	3
Goldman Sachs International		$112	EUR	102	6/18/20	—@
Goldman Sachs International		$395	JPY	43,352	6/18/20	9
JPMorgan Chase Bank NA		$210	EUR	191	6/18/20	1
State Street Bank and Trust Co.	CAD	15	$10		6/18/20	(—@	)
UBS AG	CHF	382	$394		6/18/20	(3)
UBS AG	CHF	50	$52		6/18/20	(—@	)
UBS AG	EUR	362	$393		6/18/20	(7)
UBS AG	EUR	233	$252		6/18/20	(5)
UBS AG	EUR	37	$40		6/18/20	(1)
UBS AG	GBP	75	$93		6/18/20	—@
UBS AG	GBP	331	$382		6/18/20	(30)
UBS AG	HKD	99	$13		6/18/20	(—@	)
UBS AG	JPY	42,581	$394		6/18/20	(3)
UBS AG	JPY	16,739	$151		6/18/20	(5)
UBS AG	MXN	2,195	$94		6/18/20	2
UBS AG	NOK	35	$3		6/18/20	(—@	)
UBS AG		$442	CHF	423	6/18/20	(1)
UBS AG		$584	CHF	568	6/18/20	8
UBS AG		$3,110	EUR	2,822	6/18/20	11
UBS AG		$586	EUR	536	6/18/20	8
UBS AG		$362	EUR	327	6/18/20	—@
UBS AG		$171	GBP	142	6/18/20	6
UBS AG		$589	GBP	495	6/18/20	27
UBS AG		$584	JPY	64,661	6/18/20	19
UBS AG		$196	JPY	20,909	6/18/20	(1)
UBS AG		$74	JPY	7,949	6/18/20	—@
UBS AG		$69	MXN	1,632	6/18/20	(1)
UBS AG	$	—@	SEK	—@	6/18/20	—@
UBS AG	ZAR	6	$	—@	6/18/20	—@
						$32

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
100 oz Gold Future (United States)	8	Jun-20	$1		$1,277	$(41)
Euro Stoxx 50 (Germany)	5	Jun-20	EUR	—@	151	14
MSCI Emerging Market E Mini (United States)	1	Jun-20	$ —@		42	2
NIKKEI 225 Index (United States)	1	Jun-20	JPY	1	87	5
S&P 500 E MINI Index (United States)	34	Jun-20	$2		4,369	90
Short:
Euro FX Currency (United States)	63	Jun-20	(7,875)		(8,701)	364
German Euro BTP (Germany)	10	Jun-20	EUR	(1,000)	(1,560)	44
TOPIX Index (Japan)	6	Jun-20	JPY	(60)	(783)	(10)
U.S. Treasury 10 yr. Ultra Long Bond (United States)	2	Jun-20	$(200)		(312)	(17)
U.S. Treasury Ultra Bond (United States)	14	Jun-20	(1,400)		(3,106)	(16)
						$435

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at March 31, 2020:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC*
CDX.EM.32	NR	Buy	1.00%	Quarterly	12/20/24	$261	$31	$14	$17

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at March 31, 2020:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.24%	Semi-Annual/ Quarterly	3/30/30	$267	$(4)	$—	$(4)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.27	Semi-Annual/ Quarterly	3/30/30	1,068	(21)	—	(21)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.30	Semi-Annual/ Quarterly	3/30/30	267	(6)	—	(6)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.18	Semi-Annual/ Quarterly	3/31/30	445	(4)	—	(4)
							$(35)	$—	$(35)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2020:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date		Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	JPM Custom EU Low Volatility Index††	Pay	3 Month EUR EURIBOR plus 0.05%	Quarterly	7/27/20	EUR	370	64	—	64
JPMorgan Chase Bank NA	JPM Custom EU Low Volatility Index††	Pay	3 Month EUR EURIBOR plus 0.05%	Quarterly	7/27/20		115	16	—	16
JPMorgan Chase Bank NA	JPM Custom EU Value Index††	Receive	3 Month EUR EURIBOR plus 0.14%	Quarterly	7/27/20		489	(148)	(23)	(125)
JPMorgan Chase Bank NA	JPM Custom U.S. Value Index††	Receive	3 Month USD LIBOR plus 0.10%	Quarterly	7/27/20	$759		(215)	—	(215)
JPMorgan Chase Bank NA	JPM Custom U.S. Value Index††	Receive	3 Month USD LIBOR plus 0.10%	Quarterly	7/27/20		349	(90)	—	(90)
JPMorgan Chase Bank NA	JPM Custom U.S. Growth Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	9/11/20		346	29	—	29
JPMorgan Chase Bank NA	JPM Custom U.S. Growth Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	9/11/20		156	13	—	13
JPMorgan Chase Bank NA	JPM Custom U.S. Low Volatility Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	2/1/21		385	72	—	72
JPMorgan Chase Bank NA	JPM Custom U.S. Low Volatility Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	2/1/21		170	28	—	28
								$(231)	$(23)	$(208)

††   See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with JPM Custom EU Low Volatility Index as of March 31, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM Custom EU Low Volatility Index
Accor SA	5,906	$163	1.98%
Ageas	4,679	196	2.38
Air Liquide SA	1,515	195	2.37
Akzo Nobel N.V.	2,673	177	2.15
Allianz SE	983	170	2.07
Amadeus IT Group SA	3,222	154	1.87
Aroundtown SA	24,706	124	1.51
Assicurazioni Generali SpA	12,142	166	2.02
Covivio	1,975	112	1.36
Deutsche Boerse AG	1,288	178	2.16
Deutsche Telekom AG	12,977	169	2.06
Edenred	4,032	169	2.06
Endesa SA	8,007	172	2.09
Eni SpA	17,497	178	2.16
EssilorLuxottica SA	1,517	164	2.00
Ferrovial SA	6,932	167	2.03
Getlink SE	13,000	158	1.92
Groupe Bruxelles Lambert SA	2,307	182	2.22
Hannover Rueck SE	1,170	169	2.06
Heineken Holding N.V.	2,364	182	2.22
Henkel AG & Co KGaA	2,453	182	2.22
Hermes International	299	207	2.52
Legrand SA	2,827	182	2.22
L’Oreal SA	752	198	2.41
LVMH Moet Hennessy Louis Vuitton SE	507	189	2.30
Mapfre SA	97,564	168	2.04
Merck KGaA	1,703	176	2.14
Munich Re	802	163	1.98
Orange SA	15,560	191	2.32
Pernod Ricard SA	1,302	186	2.26
Prosus N.V.	2,948	205	2.50
Recordati SpA	4,973	211	2.57
Red Electrica Corp SA	10,715	193	2.35
Sanofi	2,178	193	2.34
SAP SE	1,750	198	2.41
Sartorius Stedim Biotech	1,049	212	2.59
Schneider Electric SE	2,030	176	2.14
Snam SpA	40,830	189	2.30
Sodexo SA	2,334	159	1.93
Symrise AG	2,103	197	2.40
Teleperformance	826	173	2.10
Terna Rete Elettrica Nazionale SpA	30,460	194	2.36
TOTAL SA	4,885	191	2.32
Vinci SA	2,049	170	2.07
Vivendi SA	8,140	175	2.13
Wolters Kluwer N.V.	2,779	197	2.39
		$8,220	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom EU Value Index as of March 31, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM Custom EU Value Index
ACS Actividades de Construccion y Servicious SA	7,075	$139	1.93%
Aegon N.V.	62,200	159	2.21
AerCap Holdings N.V.	4,074	102	1.30
ArcelorMittal SA	14,469	138	1.92
Arkema SA	2,308	160	2.23
Atos SE	2,814	192	2.65
Banco de Sabadell SA	251,886	130	1.81
Bank of Ireland Group PLC	58,867	112	1.56
Bayer AG	2,821	164	2.29
Bayerische Motoren Werke AG	3,995	173	2.40
Bayerische Motoren Werke AG	3,226	168	2.33
BNP Paribas SA	4,473	136	1.89
Bollore SA	59,989	166	2.31
Bouygues SA	2,561	75	1.05
Capgemini SE	1,975	168	2.33
Carrefour SA	11,188	178	2.47
Casino Guichard Perrachon SA	5,365	208	2.88
Cie de Saint-Gobain	5,702	139	1.94
CNP Assurances	13,459	132	1.84
Credit Agricole SA	18,663	138	1.91
Deutsche Lufthansa AG	15,820	149	2.08
Electricite de France SA	14,070	112	1.55
Engie SA	11,862	123	1.71
Faurecia SE	4,592	138	1.92
Fortum Oyj	9,359	138	1.92
Fresenius Medical Care AG & Co. KGaA	2,671	177	2.47
Fresenius SE & Co. KGaA	4,433	166	2.31
HeidelbergCement AG	1,787	77	1.07
HOCHTIEF AG	2,157	144	2.00
Ipsen SA	3,208	167	2.32
KION Group AG	3,880	169	2.35
Klepierre SA	6,914	134	1.86
Koninklijke Ahold Delhaize N.V.	8,261	194	2.69
Leonardo SpA	21,478	144	2.00
METRO AG	15,708	136	1.90
NN Group N.V.	6,121	166	2.31
Nokia Oyj	55,594	176	2.45
OMV AG	5,010	139	1.93
Peugeot SA	11,047	148	2.06
Publicis Groupe SA	5,435	157	2.18
Repsol SA	18,364	169	2.35
SES SA	24,818	146	2.04
Societe Generale SA	7,815	132	1.84
Solvay SA	2,333	171	2.38
Telefonica SA	17,542	81	1.12
Unibail-Rodamco-Westfield	1,774	101	1.40
Uniper SE	6,644	165	2.29
Volkswagen AG	1,207	162	2.25
Volkswagen AG	1,222	144	2.00
Total		$7,202	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom U.S. Value Index as of March 31, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. Value Index
AAR Corp.	1,424	$25	0.36%
AdvanSix, Inc.	3,554	34	0.48
Alexion Pharmaceuticals, Inc.	555	50	0.71
Alliance Data Systems Corp.	652	22	0.31
AMC Networks, Inc.	1,732	42	0.60
American Axle & Manufacturing Holdings I	8,665	31	0.44
AmerisourceBergen corp.	605	54	0.77
Andersons, Inc. (The)	2,861	54	0.77
ArcBest corp.	2,580	45	0.64
Archer-Daniels-Midland Co.	1,366	48	0.69
Archrock, Inc.	7,579	28	0.40
Arrow Electronics, Inc.	769	40	0.57
Associated Bancorp	3,069	39	0.56
Atlas Air Worldwide Holdings, Inc.	2,010	52	0.73
Avis Budget Group, Inc.	1,737	24	0.34
Avnet, Inc.	1,680	42	0.60
Axos Financial, Inc.	2,204	40	0.57
AZZ, Inc.	1,440	40	0.58
B&G Foods, Inc.	3,145	57	0.81
Bank OZK	2,048	34	0.49
Biogen, Inc.	165	52	0.74
Bloomin’ Brands, Inc.	2,908	21	0.29
BorgWarner, Inc.	1,664	41	0.58
Brinker International, Inc.	1,474	18	0.25
Cadence Bancorp	3,826	25	0.36
Caleres, Inc.	5,067	26	0.37
Cardtronics PLC	1,566	33	0.47
Carnival corp.	1,633	22	0.31
CenterPoint Energy, Inc.	2,251	35	0.49
Central Garden & Pet Co.	2,032	52	0.74
CenturyLink, Inc.	4,176	40	0.56
Cinemark Holdings, Inc.	2,153	22	0.31
CIT Group, Inc.	1,389	24	0.34
Citigroup, Inc.	799	34	0.48
Citizens Financial Group, Inc.	1,669	31	0.45
CNO Financial Group, Inc.	3,215	40	0.57
Comerica, Inc.	1,019	30	0.42
Commercial Metals Co.	2,798	44	0.63
Computer Programs & Systems, Inc.	1,431	32	0.45
Conn’s, Inc.	6,997	29	0.42
CONSOL Energy, Inc.	9,505	35	0.50
CoreCivic, Inc.	3,309	37	0.53
Customers Bancorp,, Inc.	2,515	27	0.39
CVS Health corp.	831	49	0.70
Dana, Inc.	3,857	30	0.43
Dave & Buster’s Entertainment, Inc.	1,727	23	0.32
Denbury Resources, Inc.	71,219	13	0.19
DiamondRock Hospitality Co.	5,942	30	0.43
Diodes, Inc.	1,165	47	0.67
Diversified Healthcare Trust	7,748	28	0.40

Domtar corp.	1,782	39	0.55
Donnelley Financial Solutions, Inc.	4,066	21	0.30
DXC Technology Co.	2,340	31	0.43
Dycom Industries, Inc.	2,100	54	0.77
Eastman Chemical Co.	853	40	0.56
Ebix, Inc.	2,164	33	0.47
Edgewell Personal Care Co.	1,577	38	0.54
Era Group, Inc.	1,681	9	0.13
Ethan Allen Interiors, Inc.	3,936	40	0.57
Exelon corp.	588	22	0.31
Expedia Group, Inc.	546	31	0.44
Ezcorp,, Inc.	11,062	46	0.66
Fifth Third Bancorp	2,127	32	0.45
Genesco, Inc.	1,629	22	0.31
GEO Group, Inc. (The)	3,245	39	0.56
G-III Apparel Group Ltd	2,460	19	0.27
GMS, Inc.	2,223	35	0.50
Goldman Sachs Group, Inc. (The)	256	40	0.56
Graham Holdings Co	106	36	0.51
Greenbrier Cos, Inc. (The)	2,185	39	0.55
Greif, Inc.	1,485	46	0.66
Griffon corp.	2,959	37	0.53
Group 1 Automotive, Inc.	627	28	0.39
Harsco corp.	4,561	32	0.45
Hawaiian Holdings, Inc.	2,715	28	0.40
Herman Miller, Inc.	1,550	34	0.49
Hewlett Packard Enterprise Co.	4,129	40	0.57
Hibbett Sports, Inc.	2,662	29	0.41
Hillenbrand, Inc.	2,276	43	0.62
HollyFrontier corp.	1,570	38	0.55
Host Hotels & Resorts, Inc.	3,669	41	0.58
Howmet Aerospace, Inc.	1,806	29	0.41
Integer Holdings corp.	594	37	0.53
Intel corp.	464	25	0.36
Interface, Inc.	3,646	28	0.39
International Business Machines corp.	403	45	0.64
Invesco Ltd.	3,638	33	0.47
iStar, Inc.	3,295	35	0.50
J2 Global, Inc.	586	44	0.62
Janus Henderson Group PLC	2,545	39	0.55
Juniper Networks, Inc.	1,193	23	0.32
Kelly Services, Inc.	3,286	42	0.59
Koppers Holdings, Inc.	2,648	33	0.47
Kraft Heinz Co. (The)	2,039	50	0.72
Kraton corp.	4,951	40	0.57
Lannett Co, Inc.	6,211	43	0.61
Lantheus Holdings, Inc.	3,367	43	0.61
Laredo Petroleum, Inc.	54,468	21	0.29
Lincoln National corp.	1,175	31	0.44
Lydall, Inc.	3,506	23	0.32
LyondellBasell Industries N.V.	720	36	0.51
M/I Homes, Inc.	1,364	23	0.32
Mack-Cali Realty corp.	2,496	38	0.54
Macy’s, Inc.	4,110	20	0.29
MarineMax, Inc.	3,318	35	0.49
Matrix Service Co.	4,288	41	0.58
MDU Resources Group, Inc.	902	19	0.28
MEDNAX, Inc.	3,111	36	0.51

Medtronic PLC	259	23	0.33
Meredith corp.	2,186	27	0.38
Meridian Bioscience, Inc.	6,499	55	0.78
Meritor, Inc.	2,424	32	0.46
Methode Electronics, Inc.	1,788	47	0.67
MetLife, Inc.	1,221	37	0.53
Micron Technology, Inc.	1,004	42	0.60
Minerals Technologies, Inc.	1,186	43	0.61
Molson Coors Beverage Co.	1,031	40	0.57
Movado Group, Inc.	3,661	43	0.61
Mylan N.V.	3,192	48	0.68
MYR Group, Inc.	1,206	32	0.45
Natus Medical, Inc.	1,932	45	0.63
Navient corp.	4,905	37	0.53
NETGEAR, Inc.	2,807	64	0.91
Norwegian Cruise Line Holdings Ltd.	1,546	17	0.24
NRG Energy, Inc.	1,561	43	0.60
Office Depot, Inc.	22,218	36	0.52
Old Republic International corp.	1,265	19	0.27
Oracle corp.	532	26	0.37
OraSure Technologies, Inc.	8,175	88	1.25
Oshkosh corp.	696	45	0.64
Owens & Minor, Inc.	7,714	71	1.00
Owens Corning	918	36	0.51
Park Hotels & Resorts, Inc.	2,879	23	0.32
Patrick Industries, Inc.	976	27	0.39
PDC Energy, Inc.	2,966	18	0.26
Pebblebrook Hotel Trust	2,708	29	0.42
Penn Virginia corp.	3,568	11	0.16
Pennsylvania Real Estate Investment Trust	20,631	19	0.27
Perspecta, Inc.	2,132	39	0.55
Photronics, Inc.	4,126	42	0.60
Pitney Bowes, Inc.	15,613	32	0.45
Plantronics, Inc.	3,939	40	0.56
PPL corp.	1,675	41	0.59
PRA Health Sciences, Inc.	519	43	0.61
Principal Financial Group, Inc.	1,162	36	0.52
Progress Software corp.	1,460	47	0.66
ProPetro Holding corp.	6,249	16	0.22
PVH corp.	723	27	0.39
QEP Resources, Inc.	25,238	8	0.12
QuinStreet, Inc.	4,244	34	0.49
Ready Capital corp.	3,520	25	0.36
Regal Beloit corp.	652	41	0.58
Reinsurance Group of America, Inc.	414	35	0.49
Sanmina corp.	1,993	54	0.77
ScanSource, Inc.	1,855	40	0.56
Service Properties Trust	3,039	16	0.23
Signet Jewelers Ltd.	2,344	15	0.21
SMART Global Holdings, Inc.	1,952	47	0.67
SpartanNash Co.	3,794	54	0.77
Summit Hotel Properties, Inc.	5,895	25	0.35
SunCoke Energy, Inc.	11,452	44	0.63
Supernus Pharmaceuticals, Inc.	2,852	51	0.73
Sykes Enterprises, Inc.	1,697	46	0.65
Syneos Health, Inc.	761	30	0.43
SYNNEX corp.	409	30	0.42
Synovus Financial corp.	1,863	33	0.46

Talos Energy, Inc.	3,666	21	0.30
Tanger Factory Outlet Centers, Inc.	4,351	22	0.31
Tenet Healthcare corp.	2,014	29	0.41
Terex corp.	2,455	35	0.50
Textron, Inc.	1,284	34	0.49
Timken Co. (The)	1,208	39	0.55
Tivity Health, Inc.	4,384	28	0.39
Tredegar corp.	1,562	24	0.35
TrueBlue, Inc.	3,598	46	0.65
Tupperware Brands corp.	21,483	35	0.49
Tyson Foods, Inc.	759	44	0.62
UGI corp.	1,428	38	0.54
Ultra Clean Holdings, Inc.	2,503	35	0.49
United Rentals, Inc.	404	42	0.59
United Therapeutics corp.	259	25	0.35
Universal Insurance Holdings, Inc.	2,530	45	0.64
Unum Group	2,281	34	0.49
Vanda Pharmaceuticals, Inc.	4,667	48	0.69
Varex Imaging corp.	2,166	49	0.70
ViacomCBS, Inc.	2,253	32	0.45
Vista Outdoor, Inc.	7,282	64	0.91
Wabash National corp.	4,818	35	0.49
Waddell & Reed Financial, Inc.	3,706	42	0.60
Walker & Dunlop, Inc.	770	31	0.44
Warrior Met Coal, Inc.	2,864	30	0.43
Washington Prime Group, Inc.	20,230	16	0.23
Wells Fargo & Co.	1,283	37	0.52
Westrock Co.	1,596	45	0.64
Whirlpool Corp.	407	35	0.50
Wyndham Destinations, Inc.	1,303	28	0.40
Xenia Hotels & Resorts, Inc.	3,468	36	0.51
Zimmer Biomet Holdings, Inc.	388	39	0.56
Zions Bancorp NA	1,337	36	0.51
Total		$7,038	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom U.S. Growth Index as of March 31, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. Growth Index
3D Systems Corp.	5,371	$41	0.50%
8x8, Inc.	2,936	41	0.49
AAON, Inc.	908	44	0.53
Advanced Micro Devices, Inc.	1,091	50	0.60
Agilysys, Inc.	1,688	28	0.34
Air Products & Chemicals, Inc.	224	45	0.54
Allegion PLC	428	39	0.47
Amedisys, Inc.	303	56	0.67
American Tower Corp.	210	46	0.55
Aon PLC	238	39	0.47
Apache Corp.	2,042	9	0.10
AptarGroup, Inc.	497	49	0.60
Arlo Technologies, Inc.	15,994	39	0.47
Arthur J Gallagher & Co.	507	41	0.50
Axon Enterprise, Inc.	653	46	0.56
Badger Meter, Inc.	815	44	0.53
Balchem Corp.	536	53	0.64
Ball Corp.	670	43	0.52
Banc of California, Inc.	3,410	27	0.33
Bank of Hawaii Corp.	670	37	0.45
Boeing Co. (The)	182	27	0.33
Brown & Brown, Inc.	1,146	42	0.50
Brown-Forman Corp.	800	44	0.53
Cable One, Inc.	32	52	0.63
Capstead Mortgage Corp.	6,740	28	0.34
Cardiovascular Systems, Inc.	1,352	48	0.57
Catalent, Inc.	972	51	0.61
Cavco Industries, Inc.	245	36	0.43
CEVA, Inc.	1,750	44	0.53
Chefs’ Warehouse, Inc. (The)	1,700	17	0.21
Chemed Corp.	118	51	0.62
Chipotle Mexican Grill, Inc.	69	45	0.55
Churchill Downs, Inc.	406	42	0.50
Cintas Corp.	187	32	0.39
City Holding Co.	706	47	0.57
CMS Energy Corp.	793	47	0.56
Cogent Communications Holdings, Inc.	628	51	0.62
Cognex Corp.	1,099	46	0.56
Commerce Bancshares, Inc.	826	42	0.50
Community Bank System, Inc.	794	47	0.56
Community Healthcare Trust, Inc.	1,011	39	0.47
Concho Resources, Inc.	755	32	0.39
Copart, Inc.	609	42	0.50
CoreSite Realty Corp.	473	55	0.66
Costco Wholesale Corp.	169	48	0.58
Cree, Inc.	1,132	40	0.48
Crocs, Inc.	1,957	33	0.40
Crown Castle International Corp.	323	47	0.56
CyrusOne, Inc.	811	50	0.60
Cytokinetics, Inc.	3,502	41	0.50

Domino’s Pizza, Inc.	150	49	0.59
Dril-Quip, Inc.	1,386	42	0.51
EastGroup Properties, Inc.	393	41	0.49
Ecolab, Inc.	263	41	0.49
eHealth, Inc.	426	60	0.73
Enerpac Tool Group Corp.	2,371	39	0.47
Equinix, Inc.	83	52	0.62
ESCO Technologies, Inc.	561	43	0.51
Estee Lauder Cos, Inc. (The)	271	43	0.52
Etsy, Inc.	876	34	0.41
Eversource Energy	552	43	0.52
Expeditors International of Washington I	727	48	0.58
Exponent, Inc.	692	50	0.60
FactSet Research Systems, Inc.	183	48	0.57
FARO Technologies, Inc.	900	40	0.48
Fastenal Co.	1,484	46	0.56
First Financial Bankshares, Inc.	1,724	46	0.56
First Republic Bank	501	41	0.50
FirstCash, Inc.	639	46	0.55
Five Below, Inc.	528	37	0.45
Fluor Corp.	5,276	36	0.44
Fox Factory Holding Corp.	841	35	0.43
Freeport-McMoRan, Inc.	5,067	34	0.41
Garmin Ltd.	566	42	0.51
Garrett Motion, Inc.	7,481	21	0.26
Glacier BanCorp, Inc.	1,325	45	0.54
Graco, Inc.	1,009	49	0.59
Green Plains, Inc.	4,245	21	0.25
Hanger, Inc.	2,298	36	0.43
Healthcare Realty Trust, Inc.	1,440	40	0.48
HealthEquity, Inc.	769	39	0.47
Healthpeak Properties, Inc.	1,535	37	0.44
Helen of Troy Ltd.	300	43	0.52
Hershey Co (The)	332	44	0.53
Heska Corp.	533	29	0.36
Hess Corp.	884	29	0.35
Home Depot, Inc. (The)	224	42	0.50
IDEX Corp.	341	47	0.57
IDEXX Laboratories, Inc.	203	49	0.59
Illinois Tool Works, Inc.	302	43	0.52
Independent Bank Corp.	733	47	0.57
Installed Building Products, Inc.	776	31	0.37
InterDigital, Inc.	966	43	0.52
IPG Photonics Corp.	399	44	0.53
Jack Henry & Associates, Inc.	323	50	0.61
Jacobs Engineering Group, Inc.	523	41	0.50
Kansas City Southern	335	43	0.51
Kinsale Capital Group, Inc.	396	41	0.50
Lamb Weston Holdings, Inc.	597	34	0.41
Lancaster Colony Corp.	343	50	0.60
LendingTree, Inc.	192	35	0.42
Linde PLC	261	45	0.54
Lindsay Corp.	528	48	0.58
LivePerson, Inc.	2,051	47	0.56
LiveRamp Holdings, Inc.	1,402	46	0.56
Louisiana-Pacific Corp.	1,753	30	0.36
Lowe’s Cos, Inc.	470	40	0.49
MarketAxess Holdings, Inc.	145	48	0.58

Marsh & McLennan Cos, Inc.	479	41	0.50
Masimo Corp.	298	53	0.64
Mastercard, Inc.	175	42	0.51
Mattel, Inc.	4,306	38	0.46
McCormick & Co, Inc.	340	48	0.58
Mesa Laboratories, Inc.	208	47	0.57
Momenta Pharmaceuticals, Inc.	1,651	45	0.54
Monolithic Power Systems, Inc.	315	53	0.63
Moody’s Corp.	202	43	0.51
Motorcar Parts of America, Inc.	3,021	38	0.46
Motorola Solutions, Inc.	292	39	0.47
MSA Safety, Inc.	404	41	0.49
MSCI, Inc.	165	48	0.58
National Instruments Corp.	1,300	43	0.52
National Storage Affiliates Trust	1,434	42	0.51
Nektar Therapeutics	2,626	47	0.56
NeoGenomics, Inc.	1,704	47	0.57
Netflix, Inc.	138	52	0.63
New York Times Co. (The)	1,386	43	0.51
Newmont Corp.	1,026	46	0.56
NextEra Energy, Inc.	192	46	0.56
NIKE, Inc.	561	46	0.56
Northfield BanCorp, Inc.	3,588	40	0.48
Northwest Bancshares, Inc.	3,546	41	0.49
Northwest Natural Holding Co.	785	48	0.58
NVIDIA Corp.	192	51	0.61
Old Dominion Freight Line, Inc.	394	52	0.62
Ollie’s Bargain Outlet Holdings, Inc.	995	46	0.56
ONEOK, Inc.	748	16	0.20
O’Reilly Automotive, Inc.	140	42	0.51
Papa John’s International, Inc.	872	47	0.56
Paycom Software, Inc.	181	37	0.44
PayPal Holdings, Inc.	465	45	0.54
PDF Solutions, Inc.	3,588	42	0.51
Pennant Group, Inc. (The)	1,914	27	0.33
Penumbra, Inc.	301	49	0.58
Prosperity Bancshares, Inc.	764	37	0.44
Proto Labs, Inc.	577	44	0.53
PS Business Parks, Inc.	331	45	0.54
Quaker Chemical Corp.	320	40	0.49
Realty, Inc.ome Corp.	684	34	0.41
REGENXBIO, Inc.	1,337	43	0.52
Renewable Energy Group, Inc.	1,958	40	0.48
Repligen Corp.	589	57	0.70
ResMed, Inc.	309	45	0.55
REX American Resources Corp.	762	35	0.43
RLI Corp.	622	55	0.66
Rollins, Inc.	1,338	48	0.58
Ross Stores, Inc.	467	41	0.49
Royal Gold, Inc.	495	43	0.52
S&P Global, Inc.	182	45	0.54
SBA Communications Corp.	178	48	0.58
Scotts Miracle-Gro Co (The)	435	45	0.54
Service Corp. International	1,028	40	0.48
ServiceNow, Inc.	155	44	0.53
Shake Shack, Inc.	915	35	0.42
Sherwin-Williams Co. (The)	94	43	0.52
Southside Bancshares, Inc.	1,555	47	0.57

Southwest Airlines Co.	1,129	40	0.48
Sunrun, Inc.	2,614	26	0.32
Tabula Rasa HealthCare, Inc.	981	51	0.62
Tactile Systems Technology, Inc.	1,023	41	0.50
TechTarget, Inc.	2,351	48	0.58
TJX Cos, Inc. (The)	842	40	0.49
Tompkins Financial Corp.	638	46	0.55
Toro Co (The)	682	44	0.54
TransDigm Group, Inc.	92	29	0.35
Trex Co, Inc.	501	40	0.48
Twitter, Inc.	1,461	36	0.43
UDR, Inc.	1,077	39	0.47
Ulta Beauty, Inc.	199	35	0.42
Under Armour, Inc.	3,752	35	0.42
United Fire Group, Inc.	1,295	42	0.51
Universal Display Corp.	331	44	0.53
Universal Health Realty, Inc.ome Trust	473	48	0.57
US Physical Therapy, Inc.	480	33	0.40
US Silica Holdings, Inc.	11,164	20	0.24
VeriSign, Inc.	270	49	0.59
Verisk Analytics, Inc.	318	44	0.53
Vicor Corp.	1,164	52	0.62
Visa, Inc.	275	44	0.53
Watsco, Inc.	310	49	0.59
WD-40 Co.	287	58	0.71
WEC Energy Group, Inc.	523	46	0.56
Westamerica BanCorp	857	50	0.61
Wingstop, Inc.	623	50	0.60
Xcel Energy, Inc.	776	47	0.56
Zoetis, Inc.	372	44	0.53
		$8,291	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom U.S. Low Volatility Index as of March 31, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. Low Volatility Index
Abbott Laboratories	631	$50	0.64%
Aflac, Inc.	1,168	40	0.50
Agilent Technologies, Inc.	616	44	0.56
Air Products & Chemicals, Inc.	219	44	0.55
Alexandria Real Estate Equities, Inc.	317	44	0.55
Alphabet, Inc.	37	43	0.55
Ameren Corp.	591	43	0.54
American Campus Communities, Inc.	1,130	31	0.40
American Express Co.	447	38	0.48
AMETEK, Inc.	569	41	0.52
Amgen, Inc.	242	49	0.62
Amphenol Corp.	535	39	0.49
Analog Devices, Inc.	462	41	0.52
Aon PLC	230	38	0.48
Apartment Investment & Management Co.	1,013	36	0.45
AptarGroup, Inc.	481	48	0.60
Armada Hoffler Properties, Inc.	2,885	31	0.39
Arthur J Gallagher & Co.	490	40	0.50
Asbury Automotive Group, Inc.	549	30	0.38
AT&T, Inc.	1,355	39	0.50
Atmos Energy Corp.	458	45	0.57
AutoZone, Inc.	49	41	0.52
AvalonBay Communities, Inc.	238	35	0.44
Badger Meter, Inc.	828	44	0.56
Booking Holdings, Inc.	30	40	0.51
Boston Scientific Corp.	1,334	44	0.55
Broadcom, Inc.	182	43	0.54
Brookline BanCorp, Inc.	3,656	41	0.52
Brown & Brown, Inc.	1,104	40	0.50
Cabot Oil & Gas Corp.	3,478	60	0.75
Callaway Golf Co.	3,141	32	0.40
Camden Property Trust	454	36	0.45
Capital One Financial Corp.	578	29	0.37
CarMax, Inc.	571	31	0.39
CDW Corp.	435	41	0.51
Central Pacific Financial Corp.	2,129	34	0.43
Cerner Corp.	705	44	0.56
CH Robinson Worldwide, Inc.	734	49	0.61
Chemed Corp.	115	50	0.63
Chevron Corp.	521	38	0.48
Choice Hotels International, Inc.	556	34	0.43
Chubb Ltd.	340	38	0.48
Cintas Corp.	182	32	0.40
Citrix Systems, Inc.	471	67	0.84
City Holding Co.	702	47	0.59
CME Group, Inc.	231	40	0.50
Coca-Cola Co. (The)	880	39	0.49
Columbia Sportswear Co.	628	44	0.55
Comcast Corp.	1,219	42	0.53
Commerce Bancshares, Inc.	812	41	0.52

Community Bank System, Inc.	786	46	0.58
ConocoPhillips	1,046	32	0.41
Corning, Inc.	2,073	43	0.54
Corteva, Inc.	1,804	42	0.53
Cracker Barrel Old Country Store, Inc.	350	29	0.37
CVB Financial Corp.	2,639	53	0.67
Danaher Corp.	332	46	0.58
Delta Air Lines, Inc.	1,077	31	0.39
Dollar General Corp.	322	49	0.61
Dorman Products, Inc.	852	47	0.59
Douglas Emmett, Inc.	1,250	38	0.48
DSP Group, Inc.	3,648	49	0.62
Duke Energy Corp.	509	41	0.52
Duke Realty Corp.	1,448	47	0.59
Dunkin’ Brands Group, Inc.	737	39	0.49
EastGroup Properties, Inc.	381	40	0.50
Eaton Corp. PLC	528	41	0.52
Ecolab, Inc.	254	40	0.50
EMCOR Group, Inc.	638	39	0.49
Essex Property Trust, Inc.	172	38	0.48
Estee Lauder Cos, Inc. (The)	268	43	0.54
ExlService Holdings, Inc.	647	34	0.42
Extra Space Storage, Inc.	470	45	0.57
Exxon Mobil Corp.	990	38	0.47
Fidelity National Information Services I	346	42	0.53
Fiserv, Inc.	457	43	0.55
Flowers Foods, Inc.	2,185	45	0.57
Fortive Corp.	721	40	0.50
Four Corners Property Trust, Inc.	1,675	31	0.40
Garmin Ltd.	556	42	0.53
Gentex Corp.	1,868	41	0.52
Gilead Sciences, Inc.	684	51	0.65
Graco, Inc.	994	48	0.61
Hanger, Inc.	2,209	34	0.43
Hershey Co. (The)	322	43	0.54
Hill-Rom Holdings, Inc.	505	51	0.64
Hilton Worldwide Holdings, Inc.	531	36	0.46
Home Depot, Inc. (The)	216	40	0.51
HP, Inc.	2,401	42	0.53
IDEX Corp.	337	46	0.59
IHS Markit Ltd.	697	42	0.53
Illinois Tool Works, Inc.	293	42	0.52
Intercontinental Exchange, Inc.	517	42	0.53
InterDigital, Inc.	944	42	0.53
Interpublic Group of Cos, Inc. (The)	2,401	39	0.49
Intuit, Inc.	183	42	0.53
J&J Snack Foods Corp.	308	37	0.47
Jacobs Engineering Group, Inc.	514	41	0.51
Johnson & Johnson	361	47	0.60
Johnson Controls International PLC	1,319	36	0.45
JPMorgan Chase & Co.	431	39	0.49
Kaiser Aluminum Corp.	521	36	0.45
Kaman Corp.	874	34	0.42
Kansas City Southern	327	42	0.53
Kinder Morgan, Inc.	2,554	36	0.45
KKR Real Estate Finance Trust, Inc.	2,540	38	0.48
Laboratory Corp. of America Holdings	271	34	0.43
Lennox International, Inc.	200	36	0.46

Life Storage, Inc.	435	41	0.52
Lincoln Electric Holdings, Inc.	599	41	0.52
Linde PLC	252	44	0.55
Lindsay Corp.	526	48	0.61
Louisiana-Pacific Corp.	1,696	29	0.37
Marsh & McLennan Cos, Inc.	470	41	0.51
Mastercard, Inc.	171	41	0.52
Maxim Integrated Products, Inc.	893	43	0.55
MAXIMUS, Inc.	772	45	0.57
McDonald’s Corp.	251	41	0.52
Microsoft Corp.	306	48	0.61
Mid-America Apartment Communities, Inc.	359	37	0.47
Motorola Solutions, Inc.	285	38	0.48
Nasdaq, Inc.	444	42	0.53
National Instruments Corp.	1,276	42	0.53
National Oilwell Varco, Inc.	2,724	27	0.34
NBT BanCor., Inc.	1,477	48	0.60
NewMarket Corp.	124	47	0.60
Newmont Corp.	1,016	46	0.58
NextEra Energy, Inc.	184	44	0.56
NIKE, Inc.	554	46	0.58
Northwest Bancshares, Inc.	3,508	41	0.51
NVR, Inc.	13	33	0.42
Omnicom Group, Inc.	728	40	0.50
ONEOK, Inc.	736	16	0.20
O’Reilly Automotive, Inc.	138	41	0.52
Oxford Industries, Inc.	853	31	0.39
Pentair PLC	1,266	38	0.48
Pfizer, Inc.	1,425	46	0.59
PPG Industries, Inc.	481	40	0.51
Procter & Gamble Co (The)	415	46	0.58
Providence Service Corp. (The)	809	44	0.56
Provident Financial Services, Inc.	2,507	32	0.41
Public Storage	229	45	0.57
PulteGroup, Inc.	1,181	26	0.33
Quest Diagnostics, Inc.	448	36	0.45
Rambus, Inc.	3,639	40	0.51
Raytheon Technologies Corp.	370	35	0.44
Reliance Steel & Aluminum Co.	476	42	0.53
Republic Services, Inc.	537	40	0.51
ResMed, Inc.	295	43	0.55
REX American Resources Corp.	770	36	0.45
Ross Stores, Inc.	474	41	0.52
S&P Global, Inc.	175	43	0.54
S&T BanCorp, Inc.	1,522	42	0.52
salesforce.com, Inc.	295	43	0.54
Schlumberger Ltd.	1,910	26	0.32
SEACOR Holdings, Inc.	1,585	43	0.54
Service Corp. International	982	38	0.48
Sherwin-Williams Co. (The)	91	42	0.53
Silgan Holdings, Inc.	1,678	49	0.61
Southside Bancshares, Inc.	1,525	46	0.58
Standard Motor Products, Inc.	1,192	50	0.62
STERIS PLC	314	44	0.55
Stryker Corp.	262	44	0.55
Sysco Corp.	733	33	0.42
T Rowe Price Group, Inc.	403	39	0.50
TE Connectivity Ltd.	604	38	0.48

TechnipFMC PLC	3,627	24	0.31
Teledyne Technologies, Inc.	142	42	0.53
Texas Instruments, Inc.	434	43	0.55
Thermo Fisher Scientific, Inc.	158	45	0.56
TJX Cos, Inc. (The)	830	40	0.50
Toll Brothers, Inc.	1,279	25	0.31
Tompkins Financial Corp.	646	46	0.58
Tootsie Roll Industries, Inc.	1,520	55	0.69
Toro Co (The)	666	43	0.55
Tractor Supply Co.	537	45	0.57
Trane Technologies PLC	444	37	0.46
UDR, Inc.	1,050	38	0.48
UniFirst Corp.	273	41	0.52
Union Pacific Corp.	318	45	0.56
UnitedHealth Group, Inc.	178	44	0.56
US BanCorp	1,109	38	0.48
VeriSign, Inc.	260	47	0.59
Verisk Analytics, Inc.	307	43	0.54
Vertex Pharmaceuticals, Inc.	210	50	0.63
Visa, Inc.	267	43	0.54
Walmart, Inc.	444	50	0.64
Waste Management, Inc.	431	40	0.50
Watsco, Inc.	290	46	0.58
Westamerica BanCorp	856	50	0.63
Williams Cos, Inc. (The)	2,679	38	0.48
WR Berkley Corp.	740	39	0.49
Yum! Brands, Inc.	547	37	0.47
Zoetis, Inc.	363	43	0.54
		$7,928	100.00%

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
NR		Not rated.
BTP		Buoni del Tesoro Poliennali.
CPI		Consumer Price Index.
EURIBOR		Euro Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
OAT		Obligations Assimilables du Trésor (French Treasury Obligation).
TOPIX		Tokyo Stock Price Index.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Short-Term Investments	77.3%
Common Stocks	10.4
Sovereign	9.8
Other**	2.5
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with a value of approximately $20,388,000 and net unrealized appreciation of approximately $435,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $32,000. Also does not include open swap agreements with net unrealized depreciation of approximately $226,000.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (97.9%)
Argentina (0.1%)
Despegar.com Corp. (a)	28,000	$159

Belgium (1.1%)
Anheuser-Busch InBev SA N.V.	35,512	1,569

Brazil (2.3%)
Ambev SA ADR	1,191,706	2,741
Petroleo Brasileiro SA (Preference)	230,481	620
		3,361
Canada (3.3%)
Agnico Eagle Mines Ltd.	39,382	1,572
First Quantum Minerals Ltd.	525,944	2,687
Gildan Activewear, Inc.	34,390	439
		4,698
China (8.1%)
Alibaba Group Holding Ltd. ADR (a)	14,974	2,912
China Resources Beer Holdings Co., Ltd. (b)	122,000	553
Tencent Holdings Ltd. (b)	114,200	5,645
Tencent Music Entertainment Group ADR (a)	106,800	1,074
Trip.com Group Ltd. ADR (a)	58,933	1,382
		11,566
Colombia (0.2%)
Banco Davivienda SA (Preference)	45,317	340

Denmark (2.3%)
Maersk Drilling A/S (a)	14,139	269
Novo Nordisk A/S Series B	51,579	3,080
		3,349
Finland (0.2%)
Nokia Oyj	110,241	340

France (10.7%)
Air Liquide SA	5,440	694
Airbus SE	44,566	2,874
Bureau Veritas SA	14,281	269
Capgemini SE	10,908	912
Danone SA	13,919	891
Dassault Systemes SE	5,767	842
EssilorLuxottica SA	4,581	485
Hermes International	463	315
Kering SA	2,026	1,056
L’Oreal SA (BSRM)	1,420	368
L’Oreal SA (PAR)	2,311	598
Legrand SA	6,555	418
LVMH Moet Hennessy Louis Vuitton SE	1,997	732
Pernod Ricard SA	7,755	1,101
Remy Cointreau SA (c)	5,608	611
Safran SA	3,213	285
Sanofi	20,368	1,763
Vivendi SA	48,795	1,032
		15,246
Germany (8.7%)
Adidas AG	5,217	1,158
Bayer AG (Registered)	59,423	3,405
Bayerische Motoren Werke AG	4,266	218

Continental AG	2,122	151
Duerr AG	34,808	706
Infineon Technologies AG	47,928	692
Jungheinrich AG (Preference)	31,250	476
KION Group AG	13,916	599
Linde PLC (a)	5,356	929
SAP SE	23,453	2,619
Siemens Healthineers AG	39,100	1,511
		12,464
Hong Kong (0.8%)
AIA Group Ltd.	122,800	1,100

India (1.8%)
Apollo Hospitals Enterprise Ltd.	45,661	684
ICICI Bank Ltd.	129,188	562
ICICI Prudential Life Insurance Co., Ltd.	144,760	677
Maruti Suzuki India Ltd.	12,004	677
		2,600
Ireland (2.4%)
Kerry Group PLC, Class A	4,867	568
Ryanair Holdings PLC ADR (a)	54,515	2,894
		3,462
Japan (9.6%)
FANUC Corp.	5,150	688
Hoya Corp.	7,800	663
Keyence Corp.	5,600	1,800
Murata Manufacturing Co., Ltd.	8,700	433
Nexon Co., Ltd.	120,400	1,967
Nintendo Co., Ltd.	1,808	703
Omron Corp.	4,404	228
Shimano, Inc.	4,350	620
Shiseido Co., Ltd.	10,300	605
SMC Corp.	2,105	883
Sony Corp.	38,793	2,298
Sony Corp. ADR	30,312	1,794
Tokio Marine Holdings, Inc.	11,620	532
Unicharm Corp.	13,300	498
		13,712
Korea, Republic of (4.1%)
Samsung Electronics Co., Ltd.	104,272	4,054
SK Hynix, Inc.	26,843	1,815
		5,869
Malta (0.0%)
BGP Holdings PLC (a)(d)	72,261	—@

Netherlands (6.0%)
Akzo Nobel N.V.	4,230	278
ASML Holding N.V.	7,180	1,893
Koninklijke Philips N.V.	75,492	3,099
Unilever N.V. CVA	38,935	1,914
Wolters Kluwer N.V.	19,131	1,357
		8,541
Norway (0.1%)
Subsea 7 SA	36,850	174

Singapore (4.3%)
Sea Ltd. ADR (a)	139,799	6,194

Spain (1.0%)
Aena SME SA	4,497	488
Amadeus IT Group SA	19,720	928
		1,416
Sweden (1.6%)
Atlas Copco AB, Class A	12,660	421
Epiroc AB, Class A	35,510	351
Telefonaktiebolaget LM Ericsson, Class B	181,320	1,468
		2,240
Switzerland (4.3%)
Givaudan SA (Registered)	246	757
Nestle SA (Registered)	52,421	5,366
		6,123
Taiwan (2.7%)
Airtac International Group	32,000	472
Taiwan Semiconductor Manufacturing Co., Ltd.	246,000	2,214
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,292	1,161
		3,847
Thailand (0.4%)
Muangthai Capital PCL (Foreign Shares)	532,400	564

United Kingdom (8.4%)
AstraZeneca PLC	21,371	1,904
Diageo PLC	44,549	1,413
Intertek Group PLC	3,793	222
Keywords Studios PLC	80,635	1,427
Reckitt Benckiser Group PLC	16,042	1,222
RELX PLC (LSE)	17,420	372
Royal Dutch Shell PLC, Class A	42,335	736
Royal Dutch Shell PLC, Class B	31,111	522
Sage Group PLC (The)	72,435	527
Smith & Nephew PLC	35,901	632
Spectris PLC	16,492	497
Unilever PLC	44,586	2,248
Weir Group PLC (The)	25,917	230
		11,952
United States (13.4%)
Alphabet, Inc., Class A (a)	900	1,046
Booking Holdings, Inc. (a)	1,543	2,076
Bristol-Myers Squibb Co.	9,280	517
Charles River Laboratories International, Inc. (a)	6,040	762
Cognex Corp.	7,900	333
Estee Lauder Cos., Inc. (The), Class A	5,577	889
Farfetch Ltd., Class A (a)(c)	52,520	415
Freeport-McMoRan, Inc.	209,715	1,416
ICON PLC (a)	4,120	560
Mastercard, Inc., Class A	2,067	499
Medtronic PLC	6,287	567
Micron Technology, Inc. (a)	106,199	4,467
Mondelez International, Inc., Class A	7,637	382
Newmont Corp.	32,659	1,479
Newmont Goldcorp Corp. (TSX)	29,323	1,312
Palo Alto Networks, Inc. (a)	2,900	475
Schlumberger Ltd.	46,230	624
Transocean Ltd. (a)(c)	545,595	633
Visa, Inc., Class A	3,356	541

Xilinx, Inc.	1,930	150
		19,143
Total Common Stocks (Cost $141,691)		140,029

Investment Company (0.7%)
United States (0.7%)
Morgan Stanley China A Share Fund, Inc. (e) (Cost $1,324)	56,878	1,031

Short-Term Investments (2.2%)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $99)	99,156	99

	Face Amount (000)
Repurchase Agreements (0.0%)
Barclays Capital, Inc., (0.01%, dated 3/31/20, due 4/1/20; proceeds $10; fully collateralized by U.S. Government obligations; 0.05% -1.25% due 7/15/20 - 1/31/22; valued at $10)	$10	10
HSBC Securities USA, Inc., (0.01%, dated 3/31/20, due 4/1/20; proceeds $4; fully collateralized by U.S. Government obligations; 0.00% - 2.88% due 5/14/20 - 8/15/46; valued at $4)	4	4
Merrill Lynch & Co., Inc., (0.01%, dated 3/31/20, due 4/1/20; proceeds $3; fully collateralized by a U.S. Government obligation; 2.00% due 1/15/21; valued at $3)	3	3
		17
Total Securities held as Collateral on Loaned Securities (Cost $116)		116

	Shares
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $2,992)	2,991,822	2,992
Total Short-Term Investments (Cost $3,108)		3,108
Total Investments Excluding Purchased Options Investments (100.8%) (Cost $146,123)		144,168
Total Options Purchased Outstanding (2.1%) (Cost $3,752)		3,105
Total Investments (102.9%) (Cost $149,875) Including $1,888 of Securities Loaned (g)(h)(i)(j)		147,273
Liabilities in Excess of Other Assets (-2.4%)		(3,452)
Total Written Options Outstanding (-0.5%) (Premiums Received $3,739)		(760)
Net Assets (100.0%)		$143,061

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

@	Value is less than $500.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.

(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2020, were approximately $1,888,000 and $1,990,000, respectively. The Fund received cash collateral of approximately $117,000, of which approximately $116,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2020, there was uninvested cash collateral of approximately $1,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,873,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)

At March 31, 2020, the Fund held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(e)

For the three months ended March 31, 2020, the cost of purchase of Morgan Stanley China A Share Fund, Inc. and proceeds from sale of Mitsubishi UFJ Financial Group, Inc., Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, were approximately $1,324,000 and $215,000, respectively, including net realized loss of approximately $295,000. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in Morgan Stanley China A Share Fund, Inc.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(g)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.
(h)

The approximate fair value and percentage of net assets, $93,060,000 and 65.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(j)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $25,745,000 and the aggregate gross unrealized depreciation is approximately $25,312,000, resulting in net unrealized appreciation of approximately $433,000.

ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
BSRM	Berlin Second Regulated Market.
LSE	London Stock Exchange.
PAR	Paris Stock Exchange.
TSX	Toronto Stock Exchange.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	1,593	$1,756		6/18/20	$(6)
State Street Bank and Trust Co.	HKD	35,433	$4,563		6/18/20	(6)
State Street Bank and Trust Co.	$2,281		GBP	1,894	6/18/20	75
State Street Bank and Trust Co.	$1,991		JPY	212,626	6/18/20	(7)
						$56

Put Options Purchased:

The Fund had the following put options purchased open at March 31, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/EUR	EUR	2700	APR-20	31,850	32	$3,105	$3,752	$(647)

Put Options Written:

The Fund had the following put options written open at March 31, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Received (000)	Unrealized Appreciation (000)
Goldman Sachs International	USD/EUR	EUR	2,350	APR-20	(31,850)	(32)	$(760)	$(3,739)	$2,979

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	60.0
Semiconductors & Semiconductor Equipment	8.6
Entertainment	7.6
Pharmaceuticals	7.4
Metals & Mining	5.9
Beverages	5.5
Food Products	5.0
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2020.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $56,000.

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (87.6%)
China (62.9%)
Alibaba Group Holding Ltd. ADR (a)	48,771	$9,485
China East Education Holdings Ltd. (a)(b)	2,967,500	4,767
China Resources Beer Holdings Co., Ltd. (b)	1,704,300	7,726
Foshan Haitian Flavouring & Food Co., Ltd., Class A	551,701	9,686
GSX Techedu, Inc. ADR (a)	184,146	7,800
Haidilao International Holding Ltd. (b)(c)(d)	681,000	2,626
Hangzhou Tigermed Consulting Co., Ltd., Class A	542,115	4,854
Huazhu Group Ltd. ADR	51,213	1,471
HUYA, Inc. ADR (a)(d)	298,040	5,052
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,233,391	5,154
Kweichow Moutai Co., Ltd., Class A	34,794	5,407
Meituan Dianping, Class B (a)(b)	729,600	8,698
New Frontier Health Corp.	73,619	607
Shenzhou International Group Holdings Ltd. (b)	559,400	5,868
TAL Education Group ADR (a)	213,393	11,365
Tencent Holdings Ltd. (b)	161,700	7,993
Trip.com Group Ltd. ADR (a)	319,915	7,502
		106,061
Hong Kong (4.8%)
AIA Group Ltd.	882,500	7,903
Alphamab Oncology (a)	96,000	190
		8,093
India (6.5%)
HDFC Bank Ltd. ADR	284,113	10,927

Korea, Republic of (5.2%)
NAVER Corp.	63,327	8,805

Taiwan (8.2%)
Nien Made Enterprise Co., Ltd.	469,000	2,786
Silergy Corp.	98,000	3,179
Taiwan Semiconductor Manufacturing Co., Ltd.	866,000	7,796
		13,761
Total Common Stocks (Cost $137,694)		147,647

Short-Term Investment (12.1%)
Investment Company (12.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $20,399)	20,399,214	20,399
Total Investments Excluding Purchased Options (99.7%) (Cost $158,093)		168,046
Total Purchased Options Outstanding (0.0%) (Cost $143)		55
Total Investments (99.7%) (Cost $158,236) Including $6,282 of Securities Loaned (f)(g)(h)		168,101
Other Assets in Excess of Liabilities (0.3%)		505
Net Assets (100.0%)		$168,606

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2020, were approximately $6,282,000 and $6,384,0000, respectively. The Fund received non-cash collateral of approximately $6,384,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge, and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $8,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $93,438,000 and 55.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(h)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $20,721,000 and the aggregate gross unrealized depreciation is approximately $10,856,000, resulting in net unrealized appreciation of approximately $9,865,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun - 20	12,095,307	12,095	$18	$63	$(45)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep - 20	14,875,913	14,876	37	80	(43)

							$55	$143	$(88)

CNH	-	Chinese Yuan Renminbi Offshore
USD	-	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	18.7%
Internet & Direct Marketing Retail	15.3
Diversified Consumer Services	14.3
Short-Term Investments	12.1
Interactive Media & Services	10.0
Food Products	8.8
Beverages	7.8
Semiconductors & Semiconductor Equipment	6.5
Banks	6.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2020.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (98.3%)
Argentina (0.7%)
Globant SA (a)	38,992	$3,427

Brazil (7.4%)
Ambev SA	2,078,015	4,767
Atacadao SA	1,269,519	5,040
Banco do Brasil SA	963,197	5,170
Hapvida Participacoes e Investimentos SA	494,354	4,034
Lojas Renner SA	763,692	4,932
Petroleo Brasileiro SA	744,841	2,027
Petroleo Brasileiro SA (Preference)	944,985	2,544
Rumo SA (a)	1,060,250	4,010
Telefonica Brasil SA (Preference)	602,700	5,736
		38,260
China (36.6%)
Alibaba Group Holding Ltd. (a)(b)	190,600	4,618
Alibaba Group Holding Ltd. ADR (a)	151,216	29,407
Anhui Conch Cement Co., Ltd., Class A	873,967	6,693
Baidu, Inc. ADR (a)	20,990	2,116
Bank of China Ltd. H Shares (b)	23,459,000	8,930
China Construction Bank Corp. H Shares (b)	14,034,120	11,408
China International Capital Corp., Ltd. H Shares (b)(c)	1,108,400	1,774
China Life Insurance Co., Ltd. H Shares (b)	1,211,000	2,338
China Mengniu Dairy Co., Ltd. (a)(b)	2,075,000	7,156
China Mobile Ltd. (b)	536,280	4,019
China Overseas Land & Investment Ltd. (b)	1,344,000	4,121
China Resources Beer Holdings Co., Ltd. (b)	1,480,000	6,709
China Resources Land Ltd. (b)	756,000	3,086
CSPC Pharmaceutical Group Ltd. (b)	2,906,000	5,716
Hua Hong Semiconductor Ltd. (b)(c)	1,380,000	2,481
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	802,694	3,354
Jiangsu Hengrui Medicine Co., Ltd., Class A	145,299	1,865
Kweichow Moutai Co., Ltd., Class A	49,862	7,749
New Oriental Education & Technology Group, Inc. ADR (a)	60,538	6,553
Ping An Insurance Group Co. of China Ltd., Class A	412,574	3,993
Ping An Insurance Group Co. of China Ltd. H Shares (b)	512,000	5,000
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares (b)	1,312,000	1,647
Shenzhou International Group Holdings Ltd. (b)	612,600	6,426
Sino Biopharmaceutical Ltd. (b)	3,155,000	4,118
Sinopharm Group Co., Ltd. H Shares (b)	408,000	904
TAL Education Group ADR (a)	84,201	4,485
Tencent Holdings Ltd. (b)	729,200	36,043
Universal Scientific Industrial Shanghai Co., Ltd., Class A	1,326,089	2,931
Yihai International Holding Ltd. (a)(b)	344,000	2,591
		188,231
Egypt (0.7%)
Commercial International Bank Egypt SAE	1,009,480	3,727

Germany (0.4%)
Adidas AG	10,320	2,291

Hong Kong (0.5%)
Budweiser Brewing Co. APAC Ltd. (a)	905,000	2,327

Hungary (1.2%)
Richter Gedeon Nyrt	320,768	6,049

India (7.7%)
Axis Bank Ltd.	660,615	3,303
Bharti Airtel Ltd. (a)	620,077	3,614

Eicher Motors Ltd.	13,181	2,271
HDFC Bank Ltd. ADR	83,150	3,198
ICICI Bank Ltd.	1,089,640	4,741
ICICI Prudential Life Insurance Co., Ltd.	580,144	2,711
IndusInd Bank Ltd.	235,943	1,104
Infosys Ltd.	520,617	4,313
Infosys Ltd. ADR	173,669	1,426
Larsen & Toubro Ltd.	270,748	2,887
Reliance Industries Ltd.	346,998	5,060
SBI Cards & Payment Services Ltd.	130,925	1,071
Shree Cement Ltd.	16,323	3,759
		39,458
Indonesia (3.8%)
Astra International Tbk PT	11,059,000	2,629
Bank Central Asia Tbk PT	7,125,400	12,006
Bank Rakyat Indonesia Persero Tbk PT	26,969,250	4,946
		19,581
Korea, Republic of (5.7%)
Hotel Shilla Co., Ltd.	32,315	1,849
LG Chem Ltd.	7,692	1,905
NCSoft Corp.	10,114	5,398
Samsung Biologics Co., Ltd. (a)	5,848	2,292
Samsung Electronics Co., Ltd.	399,822	15,546
SK Hynix, Inc.	38,394	2,596
		29,586
Mexico (2.8%)
Grupo Financiero Banorte SAB de CV Series O	1,468,020	4,022
Infraestructura Energetica Nova SAB de CV	1,170,630	3,593
Wal-Mart de Mexico SAB de CV	2,964,661	6,985
		14,600
Peru (1.6%)
Cia de Minas Buenaventura SAA ADR	550,401	4,013
Credicorp Ltd.	29,988	4,290
		8,303
Philippines (0.7%)
Ayala Land, Inc.	3,324,858	1,962
Jollibee Foods Corp.	815,580	1,698
		3,660
Poland (2.6%)
Jeronimo Martins SGPS SA	357,566	6,454
LPP SA	2,954	3,715
Santander Bank Polska SA	77,644	3,238
		13,407
Russia (5.9%)
MMC Norilsk Nickel PJSC ADR (OTCBB) (c)	227,539	5,636
MMC Norilsk Nickel PJSC ADR (XLON)	26,330	639
Rosneft Oil Co., PJSC (Registered GDR)	1,085,886	4,371
Sberbank of Russia PJSC ADR	631,201	5,946
X5 Retail Group N.V. GDR	286,646	7,659
Yandex N.V., Class A (a)	178,227	6,068
		30,319
Singapore (0.5%)
DBS Group Holdings Ltd.	186,900	2,439

South Africa (3.0%)
Bidvest Group Ltd. (The)	519,246	4,233
Capitec Bank Holdings Ltd.	79,561	3,914
Clicks Group Ltd.	380,977	5,491
Reunert Ltd.	653,293	1,594
		15,232
Taiwan (11.2%)
ASE Technology Holding Co., Ltd.	1,319,626	2,556
Cathay Financial Holding Co., Ltd.	1,207,000	1,405
CTBC Financial Holding Co., Ltd.	6,485,000	3,819
Eclat Textile Co., Ltd.	168,000	1,330
Hon Hai Precision Industry Co., Ltd.	544,360	1,253
Largan Precision Co., Ltd.	11,000	1,389
MediaTek, Inc.	409,000	4,390
Mega Financial Holding Co., Ltd.	4,060,000	3,813
Nanya Technology Corp.	837,000	1,473
President Chain Store Corp.	75,000	701
Taiwan Semiconductor Manufacturing Co., Ltd.	3,674,205	33,076
Vanguard International Semiconductor Corp.	1,150,000	2,229
		57,434
Thailand (1.8%)
Bangkok Dusit Medical Services PCL (Foreign Shares)	4,275,400	2,448
Central Retail Corp. PCL (a)	2,444,600	2,086
CP ALL PCL (Foreign Shares)	1,660,900	3,070
Muangthai Capital PCL (Foreign Shares)	1,405,400	1,490
		9,094
Turkey (1.2%)
Akbank T.A.S. (a)	7,517,631	6,313

United Kingdom (0.2%)
Avast PLC	203,162	982

United States (2.1%)
ASML Holding NV	10,457	2,736
MercadoLibre, Inc. (a)	5,580	2,726
NIKE, Inc., Class B	67,726	5,604
		11,066
Total Common Stocks (Cost $517,492)		505,786

Short-Term Investments (0.7%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $1,206)	1,205,567	1,206

Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $2,509)	2,508,864	2,509
Total Short-Term Investments (Cost $3,715)		3,715
Total Investments (99.0%) (Cost $521,207) Including $2,047 of Securities Loaned (e)(f)(g)(h)		509,501
Other Assets in Excess of Liabilities (1.0%)		5,087
Net Assets (100.0%)		$514,588

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2020, were approximately $2,047,000 and $2,130,000, respectively. The Fund received cash collateral of approximately $1,206,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $924,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(e)	Securities are available for collateral in connection with open foreign currency forward exchange contract.
(f)

The approximate fair value and percentage of net assets, $366,073,000 and 71.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(h)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $90,463,000 and the aggregate gross unrealized depreciation is approximately $102,425,000, resulting in net unrealized depreciation of approximately $11,962,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
OTCBB	OTC Bulletin Board.
PJSC	Public Joint Stock Company.
XLON	London Stock Exchange.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at March 31, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
Goldman Sachs International	HKD	828,220	$106,559	5/5/20	$(256)

HKD	—	Hong Kong Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	48.0%
Banks	19.0
Semiconductors & Semiconductor Equipment	10.1
Interactive Media & Services	8.7
Internet & Direct Marketing Retail	7.2
Food & Staples Retailing	7.0
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2020.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $256,000.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Breakout Nations Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (74.9%)
Argentina (2.1%)
Banco Macro SA ADR	854	$14
Globant SA (a)	372	33
Grupo Financiero Galicia SA ADR	1,855	13
Grupo Supervielle SA ADR	874	1
Pampa Energia SA ADR (a)	592	7
YPF SA ADR	1,887	8
		76
Brazil (10.3%)
Ambev SA	24,763	57
Atacadao SA	15,294	61
Hapvida Participacoes e Investimentos SA	4,522	37
Itau Unibanco Holding SA (Preference)	13,643	60
Lojas Renner SA	7,198	46
Petroleo Brasileiro SA	10,973	30
Petroleo Brasileiro SA (Preference)	15,174	41
Telefonica Brasil SA (Preference)	4,600	44
		376
Chile (1.2%)
Banco Santander Chile	1,164,068	44

China (18.9%)
Alibaba Group Holding Ltd. ADR (a)	796	155
China Resources Beer Holdings Co., Ltd. (b)	4,000	18
CSPC Pharmaceutical Group Ltd. (b)	16,000	32
Hua Hong Semiconductor Ltd. (b)	7,000	13
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	4,700	20
Kweichow Moutai Co., Ltd., Class A	200	31
New Oriental Education & Technology Group, Inc. ADR (a)	354	38
Sinopharm Group Co., Ltd. H Shares (b)	1,600	4
TAL Education Group ADR (a)	887	47
Tencent Holdings Ltd. (b)	6,400	316
Universal Scientific Industrial Shanghai Co., Ltd., Class A	7,900	17
		691
Egypt (5.8%)
Commercial International Bank Egypt SAE	5,226	19
Commercial International Bank Egypt SAE GDR	26,345	96
Egyptian Financial Group-Hermes Holding Co.	29,948	16
Egyptian Financial Group-Hermes Holding Co. GDR	23,239	47
Integrated Diagnostics Holdings PLC	10,325	34
		212
India (3.6%)
HDFC Bank Ltd. ADR	558	22
ICICI Bank Ltd. ADR	8,639	73
Larsen & Toubro Ltd. GDR	3,314	36
		131
Indonesia (6.9%)
Astra International Tbk PT	127,900	30
Bank Central Asia Tbk PT	75,000	126
Bank Mandiri Persero Tbk PT	52,600	15

Bank Rakyat Indonesia Persero Tbk PT	243,000	45
Telekomunikasi Indonesia Persero Tbk PT	172,200	34
		250
Malaysia (1.5%)
Malayan Banking Bhd	17,440	30
Public Bank Bhd	6,900	25
		55
Mexico (4.4%)
Grupo Financiero Banorte SAB de CV Series O	16,526	45
Infraestructura Energetica Nova SAB de CV	8,023	25
Wal-Mart de Mexico SAB de CV	38,389	90
		160
Pakistan (2.0%)
MCB Bank Ltd.	83,112	74

Peru (4.3%)
Cia de Minas Buenaventura SAA ADR	5,030	37
Credicorp Ltd.	840	120
		157
Philippines (1.7%)
Ayala Land, Inc.	58,100	34
Jollibee Foods Corp.	12,390	26
		60
Poland (3.4%)
Jeronimo Martins SGPS SA	2,673	48
LPP SA	31	39
Santander Bank Polska SA	841	35
		122
South Africa (3.0%)
Bidvest Group Ltd. (The)	3,433	28
Capitec Bank Holdings Ltd.	462	23
Clicks Group Ltd.	2,720	39
Nedbank Group Ltd.	2,099	10
Reunert Ltd.	4,257	10
		110
Turkey (2.5%)
Akbank T.A.S. (a)	51,276	43
Turkiye Garanti Bankasi AS (a)	38,072	47
		90
United States (0.6%)
MercadoLibre, Inc. (a)	48	23

Vietnam (2.7%)
Masan Group Corp. (a)	7,380	15
Sai Gon Cargo Service Corp.	2,060	8
Saigon Beer Alcohol Beverage Corp.	2,530	13
Vietjet Aviation JSC	3,858	16
Vincom Retail JSC	26,503	21

Vinhomes JSC	10,380	24
		97
Total Common Stocks (Cost $3,712)		2,728

Investment Companies (6.3%)
India (5.4%)
iShares MSCI India ETF	8,204	198

Pakistan (0.9%)
Global X MSCI Pakistan ETF	6,701	33
Total Investment Companies (Cost $318)		231

Short-Term Investment (14.4%)
Investment Company (14.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $526)	526,027	526
Total Investments (95.6%) (Cost $4,556) (d)(e)(f)(g)		3,485
Other Assets in Excess of Liabilities (4.4%)		162
Net Assets (100.0%)		$3,647

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(d)	Securities are available for collateral in connection with an open foreign currency forward exchange contract and futures contracts.
(e)

The approximate fair value and percentage of net assets, $1,601,000 and 43.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(g)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $141,000 and the aggregate gross unrealized depreciation is approximately $1,178,000, resulting in net unrealized depreciation of approximately $1,037,000.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
GDR	Global Depositary Receipt.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at March 31, 2020:

Counterparty	Contracts to Deliver (000)	In Exchange For (000)		Delivery Date	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	$60	INR	4,325	4/16/20	$(3)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (000)
Long:
MSCI Emerging Market E Mini (United States)	1	Jun-20	$—	@	$42	$2
SGX NIFTY 50 (Singapore)	26	Apr-20	—	@	446	35
						$37

@	—	Value is less than $500.
SGX	—	Singapore Exchange Ltd.
INR	—	Indian Rupee

Portfolio Composition

Classification	Percentage of Total Investments
Other*	29.2%
Banks	28.1
Short-Term Investments	15.1
Interactive Media & Services	9.1
Food & Staples Retailing	6.8
Investment Companies	6.6
Internet & Direct Marketing Retail	5.1
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**

Does not include an open long futures contracts with a value of approximately $488,000 with unrealized appreciation of approximately $37,000. Also does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $3,000.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (97.6%)
Argentina (0.5%)
Despegar.com Corp. (a)	37,833	$214

Brazil (4.2%)
Pagseguro Digital Ltd., Class A (a)	45,276	875
StoneCo Ltd., Class A (a)	39,208	854
		1,729
China (29.9%)
Alibaba Group Holding Ltd. ADR (a)	20,757	4,037
GSX Techedu, Inc. ADR (a)	18,343	777
Li Ning Co., Ltd. (b)	397,500	1,144
Meituan Dianping, Class B (a)(b)	216,200	2,577
Ping An Healthcare and Technology Co. Ltd. (a)(b)	4,500	42
TAL Education Group ADR (a)	3,625	193
Tencent Holdings Ltd. (b)	71,800	3,549
		12,319
Germany (3.2%)
Adidas AG	5,872	1,304

Hong Kong (9.3%)
AIA Group Ltd.	260,200	2,330
Budweiser Brewing Co. APAC Ltd. (a)	587,800	1,512
		3,842
India (20.9%)
Aarti Industries Ltd.	132,198	1,339
Aarti Surfactants Ltd. (a)	4,458	13
Apollo Hospitals Enterprise Ltd.	160,789	2,410
AU Small Finance Bank Ltd.	160,770	1,067
Bajaj Finance Ltd.	37,663	1,101
HDFC Life Insurance Co., Ltd.	145,792	845
Kotak Mahindra Bank Ltd.	107,995	1,843
		8,618
Singapore (0.5%)
Sea Ltd. ADR (a)	5,000	221

Taiwan (14.9%)
King Slide Works Co., Ltd.	119,000	1,144
Silergy Corp.	31,000	1,005
Taiwan Semiconductor Manufacturing Co., Ltd.	302,000	2,719
Voltronic Power Technology Corp. (a)	59,937	1,246
		6,114
Thailand (1.8%)
Muangthai Capital PCL (Foreign Shares)	711,900	754

United States (12.4%)
MercadoLibre, Inc. (a)	3,369	1,646
NIKE, Inc., Class B	18,842	1,559
NVIDIA Corp.	3,814	1,005
Visa, Inc., Class A	5,528	891
		5,101
Total Common Stocks (Cost $37,479)		40,216

Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $830)	830,238	830
Total Investments (99.6%) (Cost $38,309) (d)(e)(f)		41,046
Other Assets in Excess of Liabilities (0.4%)		148
Net Assets (100.0%)		$41,194

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The approximate fair value and percentage of net assets, $27,135,000 and 65.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(f)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,088,000 and the aggregate gross unrealized depreciation is approximately $4,351,000, resulting in net unrealized appreciation of approximately $2,737,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	22.3%
Internet & Direct Marketing Retail	20.6
Semiconductors & Semiconductor Equipment	11.5
Textiles, Apparel & Luxury Goods	9.8
Interactive Media & Services	8.7
Insurance	7.7
Banks	7.1
Information Technology Services	6.4
Health Care Providers & Services	5.9
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Small Cap Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (97.7%)
Brazil (5.2%)
Afya Ltd., Class A (a)	40,600	$774
Fleury SA	185,959	724
TOTVS SA	56,377	507
YDUQS Part	66,630	284
		2,289
China (19.3%)
Baozun, Inc. ADR (a)(b)	27,517	769
Beijing Thunisoft Corp., Ltd., Class A	152,954	550
Chengdu Jiafaantai Education Technology Co., Ltd.	169,300	672
China Education Group Holdings Ltd. (c)	481,000	666
China New Higher Education Group Ltd. (c)	2,361,000	856
DouYu International Holdings Ltd. ADR (a)(b)	100,136	642
Focused Photonics Hangzhou, Inc., Class A	333,300	556
Grandblue Environment Co., Ltd.	189,300	530
GreenTree Hospitality Group Ltd. ADR (b)	73,622	807
Hua Hong Semiconductor Ltd. (c)	307,000	552
JNBY Design Ltd. (c)	663,500	576
Laobaixing Pharmacy Chain JSC, Class A	73,900	806
LexinFintech Holdings Ltd. ADR (a)	62,434	554
		8,536
Egypt (3.1%)
Cairo Investment & Real Estate Development Co. SAE	421,769	268
Cleopatra Hospital (a)	2,104,752	615
Juhayna Food Industries	1,262,755	482
		1,365
India (14.3%)
Aarti Industries Ltd.	54,293	550
Apollo Hospitals Enterprise Ltd.	15,118	227
Blue Star Ltd.	82,002	500
Cholamandalam Investment and Finance Co., Ltd.	229,178	463
CreditAccess Grameen Ltd. (a)	86,846	391
Dilip Buildcon Ltd.	142,831	397
Gujarat Gas Ltd.	188,708	575
Gulf Oil Lubricants India Ltd.	66,926	454
Havells India Ltd.	83,654	531
Inox Leisure Ltd.	135,967	471
Jubilant Foodworks Ltd.	13,485	261
Phoenix Mills Ltd.	93,757	706
Spandana Sphoorty Financial Ltd. (a)	47,126	363
TCI Express Ltd.	55,565	400
Westlife Development Ltd. (a)	9,875	42
		6,331
Indonesia (4.5%)
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (a)	3,510,000	457
Map Aktif Adiperkasa PT (a)	2,697,700	323
Mitra Adiperkasa Tbk PT	13,342,300	386
Nippon Indosari Corpindo Tbk PT	11,174,900	821
		1,987

Korea, Republic of (15.5%)
AfreecaTV Co., Ltd.	17,695	756
Classys, Inc.	66,229	535
Douzone Bizon Co., Ltd.	12,700	838
Ecopro BM Co., Ltd.	10,011	498
F&F Co., Ltd.	8,332	626
Innocean Worldwide, Inc.	12,182	527
JYP Entertainment Corp.	38,450	555
KINX, Inc.	19,377	819
Koh Young Technology, Inc.	8,630	547
MegaStudyEdu Co., Ltd.	16,879	512
SaraminHR Co., Ltd.	32,804	644
		6,857
Malaysia (1.3%)
AEON Credit Service M Bhd	43,700	84
Carlsberg Brewery Malaysia Bhd, Class B	85,600	492
		576
Mexico (1.6%)
Gentera SAB de CV	905,986	350
Unifin Financiera SAB de CV SOFOM ENR	454,990	362
		712
Pakistan (1.1%)
MCB Bank Ltd.	574,173	512

Philippines (4.6%)
Puregold Price Club, Inc.	1,169,500	836
Security Bank Corp.	345,780	726
Wilcon Depot, Inc.	1,931,700	491
		2,053
Russia (1.4%)
HeadHunter Group PLC ADR (b)	38,545	616

Saudi Arabia (1.4%)
United Electronics Co.	41,602	629

South Africa (0.9%)
Transaction Capital Ltd.	627,225	426

Taiwan (16.8%)
ASPEED Technology, Inc.	21,000	715
Bizlink Holding, Inc.	125,560	675
Chief Telecom, Inc. (a)	69,000	615
King Slide Works Co., Ltd.	75,000	721
Merida Industry Co., Ltd.	194,000	709
Power Wind Health Industry, Inc.	127,000	553
Poya International Co., Ltd.	49,492	701
Sunny Friend Environmental Technology Co., Ltd.	134,000	1,024
Taiwan Hon Chuan Enterprise Co., Ltd.	363,000	591
Taiwan Paiho Ltd.	379,000	649
Voltronic Power Technology Corp. (a)	23,000	478
		7,431

Thailand (1.3%)
Plan B Media Pcl	6,484,600	576

United Arab Emirates (1.0%)
Network International Holdings PLC (a)	88,588	431

United Kingdom (2.2%)
Avast PLC	117,499	568
DP Eurasia N.V. (a)	853,264	390
		958
United States (1.0%)
Arco Platform Ltd., Class A (a)(b)	10,805	457

Vietnam (1.2%)
Vincom Retail JSC	650,160	518
Total Common Stocks (Cost $54,430)		43,260

Short-Term Investment (2.8%)
Securities held as Collateral on Loaned Securities (2.8%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $1,237)	1,236,538	1,237
Total Investments (100.5%) (Cost $55,667) Including $1,969 of Securities Loaned (e)(f)(g)(h)		44,497
Liabilities in Excess of Other Assets (-0.5%)		(213)
Net Assets (100.0%)		$44,284

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2020, were approximately $1,969,000 and $1,948,000 respectively. The Fund received cash collateral of approximately $1,237,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $711 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(e)	Securities are available for collateral in connection with open foreign currency forward exchange contract.
(f)

The approximate fair value and percentage of net assets, $35,838,000 and 80.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(h)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,047,000 and the aggregate gross unrealized depreciation is approximately $13,224,000, resulting in net unrealized depreciation of approximately $11,177,000.

ADR	American Depositary Receipt.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at March 31, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
UBS AG	HKD	16,358	$2,103	4/16/20	$(7)

HKD	—	Hong Kong Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	73.5%
Diversified Consumer Services	8.8
Consumer Finance	6.9
Software	5.7
Electrical Equipment	5.1
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2020.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $7,000.

Morgan Stanley Institutional Fund, Inc.

Frontier Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (100.3%)
Argentina (4.3%)
Globant SA (a)	27,889	$2,451

Bangladesh (1.3%)
Brac Bank Ltd. (a)	1,967,547	726

Egypt (7.8%)
Cairo Investment & Real Estate Development Co. SAE	868,263	552
Cleopatra Hospital (a)	1,940,263	567
Commercial International Bank Egypt SAE	748,643	2,764
Egyptian Financial Group-Hermes Holding Co.	1,047,053	558
		4,441
Indonesia (1.1%)
Mitra Adiperkasa Tbk PT	21,239,900	615

Kazakhstan (5.8%)
Halyk Savings Bank of Kazakhstan JSC GDR	235,136	2,145
NAC Kazatomprom JSC GDR	96,854	1,204
		3,349
Kenya (8.9%)
KCB Group Ltd.	1,364,337	454
Safaricom PLC	18,256,949	4,624
		5,078
Kuwait (12.4%)
Boubyan Bank KSCP	1,132,107	1,831
National Bank of Kuwait	2,319,492	5,287
		7,118
Morocco (9.5%)
Label Vie	9,857	2,695
Maroc Telecom	175,928	2,222
Societe d’Exploitation des Ports	35,421	542
		5,459
Nigeria (2.8%)
Nestle Nigeria PLC	722,856	1,595

Pakistan (1.6%)
MCB Bank Ltd.	1,022,644	912

Philippines (1.0%)
Wilcon Depot, Inc.	2,305,900	587

Poland (3.2%)
CD Projekt SA	26,825	1,847

Romania (8.9%)
Banca Transilvania SA	6,291,765	2,589
BRD-Groupe Societe Generale SA	473,352	1,251
Societatea Nationala de Gaze Naturale Romgaz SA	196,313	1,244
		5,084

Russia (0.6%)
HeadHunter Group PLC ADR	20,528	328

Saudi Arabia (1.1%)
United Electronics Co.	40,347	610

Singapore (4.6%)
Sea Ltd. ADR (a)	58,871	2,608

United Arab Emirates (3.5%)
Network International Holdings PLC (a)	408,325	1,985

United Kingdom (3.8%)
Avast PLC	448,860	2,170

United States (4.3%)
MercadoLibre, Inc. (a)	5,058	2,471

Vietnam (13.8%)
Bank for Foreign Trade of Vietnam JSC	925,120	2,398
FPT Corp.	404,820	760
Mobile World Investment Corp.	619,463	1,712
Sai Gon Cargo Service Corp.	287,020	1,120
Saigon Beer Alcohol Beverage Corp.	169,320	878
Vietnam Dairy Products JSC	55,000	210
Vincom Retail JSC	1,044,413	832
		7,910
Total Investments (100.3%) (Cost $60,051) (b)(c)(d)		57,344
Liabilities in Excess of Other Assets (-0.3%)		(170)
Net Assets (100.0%)		$57,174

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The approximate fair value and percentage of net assets, $45,810,000 and 80.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(d)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $9,620,000 and the aggregate gross unrealized depreciation is approximately $12,327,000, resulting in net unrealized depreciation of approximately $2,707,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	35.5%
Banks	35.5
Wireless Telecommunication Services	8.1
Software	8.0
Entertainment	7.8
Specialty Retail	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
Canada (10.3%)
Constellation Software, Inc.	2,133	$1,938
FirstService Corp.	37,216	2,870
Shopify, Inc., Class A (a)	17,873	7,452
		12,260
Denmark (2.5%)
Chr Hansen Holding A/S	41,081	3,031

France (7.3%)
Christian Dior SE	8,555	2,982
EssilorLuxottica SA	26,393	2,794
Hermes International	4,196	2,855
		8,631
India (2.1%)
HDFC Bank Ltd. ADR	65,019	2,500

Netherlands (6.1%)
Adyen N.V. (a)	8,456	7,224

New Zealand (3.7%)
Xero Ltd. (a)	106,603	4,434

Singapore (2.7%)
Sea Ltd. ADR (a)	71,489	3,168

United Kingdom (5.3%)
Atlassian Corp., PLC, Class A (a)	46,285	6,352

United States (58.1%)
Activision Blizzard, Inc.	31,517	1,875
Amazon.com, Inc. (a)	2,205	4,299
CME Group, Inc.	7,002	1,211
Coupa Software, Inc. (a)	24,637	3,443
Ecolab, Inc.	27,062	4,217
Farfetch Ltd., Class A (a)	235,372	1,859
HEICO Corp., Class A	29,263	1,870
Intercontinental Exchange, Inc.	15,087	1,218
Intuitive Surgical, Inc. (a)	11,836	5,861
MercadoLibre, Inc. (a)	8,903	4,350
Okta, Inc. (a)	31,347	3,832
S&P Global, Inc.	4,972	1,218
ServiceNow, Inc. (a)	21,505	6,163
Slack Technologies, Inc., Class A (a)	143,996	3,865
Spotify Technology SA (a)	45,305	5,502
Twilio, Inc., Class A (a)	32,290	2,890
Twitter, Inc. (a)	127,829	3,139
Veeva Systems, Inc., Class A (a)	39,535	6,182
Workday, Inc., Class A (a)	30,262	3,941
Zoetis, Inc.	17,476	2,057
		68,992
Total Common Stocks (Cost $115,511)		116,592

Preferred Stocks (0.2%)
United States (0.2%)
Airbnb, Inc. Series D (a)(b)(c) (acquisition cost — $77; acquired 4/16/14)	1,917	194
Lookout, Inc. Series F (a)(b)(c) (acquisition cost — $73; acquired 6/17/14)	6,374	17

Palantir Technologies, Inc. Series G (a)(b)(c) (acquisition cost — $9; acquired 7/19/12)	2,935	14
Palantir Technologies, Inc. Series H (a)(b)(c) (acquisition cost — $6; acquired 10/25/13)	1,572	8
Palantir Technologies, Inc. Series H1 (a)(b)(c) (acquisition cost — $6; acquired 10/25/13)	1,572	8
Total Preferred Stocks (Cost $171)		241

Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $1,706)	1,705,510	1,706
Total Investments Excluding Purchased Options (99.7%) (Cost $117,388)		118,539
Total Purchased Options Outstanding (0.3%) (Cost $416)		323
Total Investments (100.0%) (Cost $117,804) (e)(f)(g)		118,862
Liabilities in Excess of Other Assets (0.0%) (h)		(28)
Net Assets (100.0%)		$118,834

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

At March 31, 2020, the Fund held fair valued securities valued at approximately $241,000, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2020 amounts to approximately $241,000 and represents 0.2% of net assets.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The approximate fair value and percentage of net assets, $23,320,000 and 19.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(g)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,129,000 and the aggregate gross unrealized depreciation is approximately $11,071,000, resulting in net unrealized appreciation of approximately $1,058,000.

(h)	Amount is less than 0.05%.
ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
Royal Bank of Scotland	USD/CNH	CNH	7.75	Jan - 21	32,872,723	32,873	$220	$144	$76
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun - 20	25,784,929	25,785	38	133	(95)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep - 20	25,839,776	25,840	65	139	(74)
							$323	$416	$(93)

CNH	-	Chinese Yuan Renminbi Offshore
USD	-	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Software	25.4%
Other*	20.1
Information Technology Services	18.0
Internet & Direct Marketing Retail	9.0
Entertainment	8.9
Textiles, Apparel & Luxury Goods	7.3
Chemicals	6.1
Health Care Technology	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (97.4%)
China (15.4%)
Alibaba Group Holding Ltd. ADR (a)	8,370	$1,628
Tencent Holdings Ltd. ADR	23,623	1,159
		2,787
France (7.4%)
LVMH Moet Hennessy Louis Vuitton SE ADR	18,084	1,346

India (4.8%)
HDFC Bank Ltd. ADR	22,882	880

Taiwan (6.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,847	1,140

United Kingdom (6.5%)
Diageo PLC ADR	9,295	1,181

United States (57.0%)
Essex Property Trust, Inc. REIT	1,443	318
Estee Lauder Cos., Inc. (The), Class A	5,760	918
JPMorgan Chase & Co.	9,927	894
Lennar Corp., Class A	11,751	449
Lululemon Athletica, Inc. (a)	3,922	743
Mastercard, Inc., Class A	5,361	1,295
Microsoft Corp.	11,778	1,857
NextEra Energy, Inc.	3,967	955
Starbucks Corp.	12,752	838
STORE Capital Corp. REIT	23,738	430
SVB Financial Group (a)	5,668	856
United Rentals, Inc. (a)	2,795	288
Waste Management, Inc.	5,289	490
		10,331
Total Common Stocks (Cost $18,774)		17,665

Investment Company (1.5%)
Vanguard FTSE Europe ETF (Cost $334)	6,119	265

Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $109)	109,035	109
Total Investments (99.5%) (Cost $19,217) (c)(d)		18,039
Other Assets in Excess of Liabilities (0.5%)		98
Net Assets (100.0%)		$18,137

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(d)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,404,000 and the aggregate gross unrealized depreciation is approximately $2,582,000, resulting in net unrealized depreciation of approximately $1,178,000.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	17.7%
Banks	14.6
Textiles, Apparel & Luxury Goods	11.6
Software	10.3
Internet & Direct Marketing Retail	9.0
Information Technology Services	7.2
Beverages	6.5
Interactive Media & Services	6.4
Semiconductors & Semiconductor Equipment	6.3
Electric Utilities	5.3
Personal Products	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (97.1%)
Australia (1.2%)
Dexus REIT	2,163	$12
GPT Group (The) REIT	5,159	11
Scentre Group REIT	14,673	14
		37
Canada (0.3%)
RioCan Real Estate Investment Trust REIT	838	10

China (1.2%)
China Overseas Land & Investment Ltd. (a)	5,626	17
China Resources Land Ltd. (a)	4,729	20
		37
Finland (0.3%)
Citycon Oyj	1,361	8

France (5.9%)
Gecina SA REIT	459	60
ICADE REIT	33	3
Klepierre SA REIT	5,320	101
Unibail-Rodamco-Westfield REIT	299	17
		181
Germany (2.5%)
ADO Properties SA	185	4
Deutsche Wohnen SE	1,899	72
		76
Hong Kong (20.9%)
CK Asset Holdings Ltd.	1,935	10
Hongkong Land Holdings Ltd.	36,093	135
Hysan Development Co., Ltd.	10,547	34
Link REIT	4,982	42
Mandarin Oriental International Ltd.	58,076	74
New World Development Co., Ltd.	10,047	11
Sino Land Co., Ltd.	10,338	13
Sun Hung Kai Properties Ltd.	13,438	175
Swire Properties Ltd.	37,832	106
Wharf Real Estate Investment Co., Ltd.	9,733	40
		640
Ireland (0.5%)
Hibernia REIT PLC	13,592	16

Japan (7.6%)
GLP J-REIT	1	1
Japan Hotel REIT Investment Corp.	81	24
Mitsubishi Estate Co., Ltd.	6,187	91
Mitsui Fudosan Co., Ltd.	4,027	70
Nippon Building Fund, Inc. REIT	5	34
Sumitomo Realty & Development Co., Ltd.	507	12
		232
Netherlands (0.8%)
Eurocommercial Properties N.V. CVA REIT	2,567	25

Norway (0.3%)
Entra ASA	746	9

Singapore (0.3%)
CapitaLand Ltd.	3,097	6
UOL Group Ltd.	937	4
		10
Spain (1.5%)
Inmobiliaria Colonial Socimi SA REIT	1,071	10
Merlin Properties Socimi SA REIT	4,576	35
		45
Sweden (0.5%)
Hufvudstaden AB, Class A	1,162	16

United Kingdom (8.5%)
British Land Co., PLC (The) REIT	13,595	57
Derwent London PLC REIT	1,045	42
Great Portland Estates PLC REIT	6,296	53
Hammerson PLC REIT	28,211	27
Land Securities Group PLC REIT	10,624	73
St. Modwen Properties PLC	1,003	4
Urban & Civic PLC	1,129	3
		259
United States (44.8%)
American Campus Communities, Inc. REIT	430	12
Apartment Investment & Management Co., Class A REIT	759	27
AvalonBay Communities, Inc. REIT	462	68
Boston Properties, Inc. REIT	1,375	127
Brixmor Property Group, Inc. REIT	604	6
Camden Property Trust REIT	163	13
CubeSmart REIT	32	1
DiamondRock Hospitality Co. REIT	4,851	25
Equity Residential REIT	1,120	69
Essex Property Trust, Inc. REIT	93	20
Federal Realty Investment Trust REIT	188	14
Healthcare Realty Trust, Inc. REIT	552	15
Host Hotels & Resorts, Inc. REIT	9,113	101
Hudson Pacific Properties, Inc. REIT	1,913	49
Invitation Homes, Inc. REIT	421	9
JBG SMITH Properties REIT	783	25
Life Storage, Inc. REIT	242	23
Macerich Co. (The) REIT	6,155	35
Mack-Cali Realty Corp. REIT	2,613	40
Mid-America Apartment Communities, Inc. REIT	117	12
Paramount Group, Inc. REIT	3,439	30
ProLogis, Inc. REIT	342	27
Public Storage REIT	157	31
QTS Realty Trust, Inc., Class A REIT	64	4
Regency Centers Corp. REIT	1,239	48
Simon Property Group, Inc. REIT	2,587	142
SITE Centers Corp. REIT	459	2
SL Green Realty Corp. REIT	4,278	184
Sunstone Hotel Investors, Inc. REIT	5,183	45
Ventas, Inc. REIT	1,511	40
Vornado Realty Trust REIT	3,228	117
Weingarten Realty Investors REIT	557	8
		1,369
Total Common Stocks (Cost $4,957)		2,970

Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (b) (Cost $21)	20,572	21
Total Investments (97.8%) (Cost $4,978) (c)(d)(e)		2,991
Other Assets in Excess of Liabilities (2.2%)		66
Net Assets (100.0%)		$3,057

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $1,591,000 and 52.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(e)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $25,000 and the aggregate gross unrealized depreciation is approximately $2,012,000, resulting in net unrealized depreciation of approximately $1,987,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	33.9%
Office	23.7
Retail	16.7
Residential	11.4
Lodging/Resorts	9.0
Other*	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (97.6%)
China (14.6%)
Alibaba Group Holding Ltd. ADR (a)	2,902	$565
NetEase, Inc. ADR	495	159
Tencent Holdings Ltd. ADR	11,086	544
		1,268
France (5.7%)
Airbus SE ADR	10,491	170
LVMH Moet Hennessy Louis Vuitton SE	890	326
		496
India (2.1%)
HDFC Bank Ltd. ADR	4,712	181

Ireland (0.8%)
CRH PLC ADR	2,706	73

Japan (2.2%)
Nippon Telegraph & Telephone Corp. ADR	8,255	195

Panama (0.7%)
Copa Holdings SA, Class A	1,380	63

Taiwan (3.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,924	283

United Kingdom (7.7%)
Diageo PLC ADR	3,422	435
Experian PLC ADR	5,467	152
Ryanair Holdings PLC ADR (a)	1,582	84
		671
United States (60.5%)
Adobe, Inc. (a)	245	78
American Electric Power Co., Inc.	1,412	113
Ameriprise Financial, Inc.	1,589	163
Apple, Inc.	1,952	496
Charles Schwab Corp. (The)	2,170	73
Cigna Corp. (a)	427	76
Comcast Corp., Class A	4,273	147
ConocoPhillips	2,400	74
Danaher Corp.	2,160	299
Essex Property Trust, Inc. REIT	906	200
Estee Lauder Cos., Inc. (The), Class A	1,298	207
Ferrari N.V.	2,295	350
First Republic Bank	525	43
Fortune Brands Home & Security, Inc.	2,098	91
JPMorgan Chase & Co.	3,423	308
Lennar Corp., Class A	3,515	134
Lululemon Athletica, Inc. (a)	1,290	244
Mastercard, Inc., Class A	2,560	618
McDonald’s Corp.	1,241	205
Microsoft Corp.	2,460	388
NextEra Energy, Inc.	961	231
S&P Global, Inc.	318	78
Starbucks Corp.	769	51
STORE Capital Corp. REIT	8,219	149
SVB Financial Group (a)	1,026	155
Target Corp.	757	70
Veeva Systems, Inc., Class A (a)	589	92

Welltower, Inc. REIT	2,897	133
		5,266
Total Common Stocks (Cost $8,028)		8,496

Investment Company (1.7%)
Vanguard FTSE Europe ETF (Cost $190)	3,470	150

Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $29)	29,361	29
Total Investments (99.6%) (Cost $8,247) (c)(d)(e)		8,675
Other Assets in Excess of Liabilities (0.4%)		32
Net Assets (100.0%)		$8,707

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)                                 Non-income producing security.

(b)                                 The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)                                  The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(d)                                 The approximate fair value and percentage of net assets, $326,000 and 3.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)                                  At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,616,000 and the aggregate gross unrealized depreciation is approximately $1,188,000, resulting in net unrealized appreciation of approximately $428,000.

ADR                     American Depositary Receipt.

ETF                         Exchange Traded Fund.

REIT                  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	43.9%
Banks	7.9
Information Technology Services	7.1
Textiles, Apparel & Luxury Goods	6.6
Internet & Direct Marketing Retail	6.5
Interactive Media & Services	6.3
Tech Hardware, Storage & Peripherals	5.7
Equity Real Estate Investment Trusts (REITs)	5.6
Software	5.4
Beverages	5.0
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (91.0%)
Argentina (0.1%)
Globant SA (a)	142	$12

Australia (0.3%)
Brookfield Infrastructure Partners LP	900	32

Brazil (0.1%)
B3 SA - Brasil Bolsa Balcao	603	4
Magazine Luiza SA	971	7
		11
Canada (5.7%)
Brookfield Asset Management, Inc., Class A	1,778	79
Brookfield Asset Management, Inc., Class A	105	5
Brookfield Infrastructure Partners LP (a)	100	3
Canada Goose Holdings, Inc. (a)	1,961	39
Canadian National Railway Co.	288	22
Colliers International Group, Inc.	415	20
Constellation Software, Inc.	75	68
FirstService Corp.	1,360	105
Shopify, Inc., Class A (a)	549	229
		570
China (7.1%)
Alibaba Group Holding Ltd. ADR (a)	564	110
China East Education Holdings Ltd. (a)(b)	5,500	9
China Resources Beer Holdings Co., Ltd. (b)	8,000	36
Foshan Haitian Flavouring & Food Co., Ltd., Class A	4,600	81
GSX Techedu, Inc. ADR (a)	510	22
Haidilao International Holding Ltd. (b)(c)	2,000	8
Hangzhou Tigermed Consulting Co., Ltd., Class A	798	7
Huazhu Group Ltd. ADR	177	5
HUYA, Inc. ADR (a)	791	13
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,200	5
Kweichow Moutai Co., Ltd., Class A	200	31
Meituan Dianping, Class B (a)(b)	6,500	77
New Frontier Health Corp. (a)	1,068	9
Shenzhou International Group Holdings Ltd. (b)	1,300	14
TAL Education Group ADR (a)	3,658	195
Tencent Holdings Ltd. (b)	600	30
Trip.com Group Ltd. ADR (a)	2,316	54
		706
Denmark (2.8%)
Chr Hansen Holding A/S	1,780	131
DSV A/S	1,617	147
		278
Finland (0.1%)
Revenio Group Oyj	287	7

France (5.0%)
Christian Dior SE	287	100
EssilorLuxottica SA	890	94
Hermes International	328	223
L’Oreal SA	84	22
Pernod Ricard SA	122	17
Remy Cointreau SA	439	48
		504

Germany (0.5%)
Adidas AG	20	4
CompuGroup Medical SE	230	14
Linde PLC	124	22
Nemetschek SE	59	3
Rational AG	13	7
		50
Hong Kong (0.6%)
AIA Group Ltd.	4,800	43
Alphamab Oncology (a)	8,000	16
		59
India (2.3%)
HDFC Bank Ltd. ADR	5,867	226

Italy (1.1%)
Brunello Cucinelli SpA	151	4
Moncler SpA	2,827	103
		107
Japan (1.8%)
Calbee, Inc.	900	24
Demae-Can Co., Ltd.	200	2
Keyence Corp.	300	97
MonotaRO Co. Ltd.	500	13
Pigeon Corp.	1,200	46
		182
Korea, Republic of (0.4%)
NAVER Corp.	274	38

Mexico (0.0%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	175	2

Netherlands (2.0%)
Adyen N.V. (a)	173	148
ASML Holding N.V.	203	53
		201
New Zealand (0.7%)
Ryman Healthcare Ltd.	3,113	19
Xero Ltd. (a)	1,294	54
		73
Singapore (0.4%)
Sea Ltd. ADR (a)	857	38

Sweden (0.4%)
AddLife AB, Class B	454	13
Cellavision AB	290	7
Vitrolife AB	1,383	20
		40
Switzerland (0.3%)
Kuehne & Nagel International AG (Registered)	103	14
Straumann Holding AG (Registered)	29	21
		35
Taiwan (0.6%)
Nien Made Enterprise Co., Ltd.	1,000	6
Taiwan Semiconductor Manufacturing Co., Ltd.	2,000	18

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	685	33
		57
United Kingdom (2.3%)
Atlassian Corp., PLC, Class A (a)	624	86
Blue Prism Group PLC (a)	755	10
Diageo PLC	430	13
Fevertree Drinks PLC	728	11
Intertek Group PLC	374	22
Melrose Industries PLC	6,456	7
Reckitt Benckiser Group PLC	232	18
Rentokil Initial PLC	4,741	22
Rightmove PLC	5,252	32
Victoria PLC (a)	4,880	13
		234
United States (56.4%)
10X Genomics, Inc., Class A (a)	1,195	74
Activision Blizzard, Inc.	455	27
Adaptive Biotechnologies Corp. (a)	89	2
Adobe, Inc. (a)	202	64
Alnylam Pharmaceuticals, Inc. (a)	112	12
Alphabet, Inc., Class C (a)	111	129
Alteryx, Inc., Class A (a)	566	54
Amazon.com, Inc. (a)	186	363
American Tower Corp. REIT	16	3
Anterix, Inc.	346	16
Appfolio, Inc., Class A (a)	199	22
Appian Corp. (a)	986	40
Apple, Inc.	176	45
At Home Group, Inc. (a)	2,101	4
Autodesk, Inc. (a)	22	3
Avalara, Inc. (a)	509	38
Ball Corp.	59	4
Berkshire Hathaway, Inc., Class B (a)	11	2
Bill.Com Holdings, Inc. (a)	165	6
Cardlytics, Inc. (a)	890	31
Carvana Co. (a)	1,511	83
Chewy, Inc., Class A (a)	1,254	47
Cintas Corp.	19	3
CME Group, Inc.	340	59
Copart, Inc. (a)	626	43
CoStar Group, Inc. (a)	4	2
Coupa Software, Inc. (a)	1,077	150
Covetrus, Inc. (a)	16,543	135
Danaher Corp.	26	4
Datadog, Inc., Class A (a)	227	8
DexCom, Inc. (a)	301	81
Ecolab, Inc.	799	125
Editas Medicine, Inc. (a)	105	2
EPAM Systems, Inc. (a)	536	100
Equinix, Inc. REIT	6	4
Estee Lauder Cos., Inc. (The), Class A	44	7
EVI Industries, Inc. (a)	235	4
Exact Sciences Corp. (a)	102	6
Facebook, Inc., Class A (a)	475	79
Farfetch Ltd., Class A (a)	6,962	55
Fastly, Inc., Class A (a)	2,843	54
Gartner, Inc. (a)	241	24
Guardant Health, Inc. (a)	532	37
Healthcare Merger Corp. (a)	135	1
HealthEquity, Inc. (a)	88	4
HEICO Corp., Class A	1,446	92
Howard Hughes Corp. (The) (a)	40	2
IDEXX Laboratories, Inc. (a)	11	3

Illumina, Inc. (a)	180	49
Inspire Medical Systems, Inc. (a)	274	17
Intellia Therapeutics, Inc. (a)	159	2
Intercontinental Exchange, Inc.	731	59
Intuitive Surgical, Inc. (a)	497	246
Invitae Corp. (a)	359	5
JBG SMITH Properties REIT	104	3
Lamar Advertising Co. REIT	23	1
Lyft, Inc., Class A	355	10
Madison Square Garden Co. (The), Class A (a)	17	4
Martin Marietta Materials, Inc.	58	11
Mastercard, Inc., Class A	564	136
MercadoLibre, Inc. (a)	130	64
Microsoft Corp.	300	47
Middleby Corp. (The) (a)	22	1
Moderna, Inc. (a)	460	14
Mohawk Industries, Inc. (a)	15	1
MongoDB, Inc. (a)	841	115
NanoString Technologies, Inc. (a)	2,309	56
Netflix, Inc. (a)	11	4
NIKE, Inc., Class B	688	57
Okta, Inc. (a)	1,129	138
Overstock.com, Inc. (a)	1,545	8
Party City Holdco, Inc. (a)	10,437	5
Passage Bio, Inc. (a)	213	3
Peloton Interactive, Inc., Class A (a)	605	16
Penumbra, Inc. (a)	147	24
Phreesia, Inc. (a)	239	5
Pinterest, Inc., Class A (a)	1,018	16
Quotient Ltd. (a)	1,762	7
RealReal, Inc. (The) (a)	313	2
Redfin Corp. (a)	430	7
Roku, Inc. (a)	604	53
Rollins, Inc.	906	33
Roper Technologies, Inc.	12	4
S&P Global, Inc.	245	60
salesforce.com, Inc. (a)	334	48
Service Corp. International	58	2
ServiceMaster Global Holdings, Inc. (a)	1,018	27
ServiceNow, Inc. (a)	649	186
Sherwin-Williams Co. (The)	71	33
Shockwave Medical, Inc. (a)	140	5
Six Flags Entertainment Corp.	266	3
Slack Technologies, Inc., Class A (a)	5,756	154
Smartsheet, Inc., Class A (a)	1,526	63
Snap, Inc., Class A (a)	662	8
Spotify Technology SA (a)	1,652	201
Square, Inc., Class A (a)	1,055	55
Starbucks Corp.	820	54
Stitch Fix, Inc., Class A (a)	1,992	25
Take-Two Interactive Software, Inc. (a)	22	3
Texas Pacific Land Trust	6	2
Trade Desk, Inc. (The), Class A (a)	262	51
TransDigm Group, Inc.	16	5
Twilio, Inc., Class A (a)	1,110	99
Twitter, Inc. (a)	4,400	108
Uber Technologies, Inc. (a)	5,068	142
Union Pacific Corp.	27	4
UnitedHealth Group, Inc.	82	20
Vail Resorts, Inc.	23	3
Veeva Systems, Inc., Class A (a)	1,861	291
Verisk Analytics, Inc.	220	31
Visa, Inc., Class A	394	63
Vulcan Materials Co.	33	4
Walt Disney Co. (The)	812	78
Waste Connections, Inc.	282	22
Watsco, Inc.	24	4

Wayfair, Inc., Class A (a)	780	42
Workday, Inc., Class A (a)	627	82
XPO Logistics, Inc. (a)	536	26
Yelp, Inc. (a)	53	1
Zillow Group, Inc., Class A (a)	295	10
Zillow Group, Inc., Class C (a)	1,094	39
Zoetis, Inc.	677	80
Zoom Video Communications, Inc., Class A (a)	968	141
		5,651
Total Common Stocks (Cost $9,111)		9,113

Short-Term Investment (7.8%)
Investment Company (7.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $783)	782,795	783
Total Investments Excluding Purchased Options (98.8%) (Cost $9,894)		9,896
Total Purchased Options Outstanding (0.2%) (Cost $20)		17
Total Investments (99.0%) (Cost $9,914) (e)(f)(g)		9,913
Other Assets in Excess of Liabilities (1.0%)		105
Net Assets (100.0%)		$10,018

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)                                 Non-income producing security.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                 The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(e)                                  The approximate fair value and percentage of net assets, $2,022,000 and 20.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)                                   The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(g)                                  At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $883,000 and the aggregate gross unrealized depreciation is approximately $884,000, resulting in net unrealized depreciation of approximately $1,000.

ADR                    American Depositary Receipt.

REIT                  Real Estate Investment Trust.

Call Options Purchased:
The Fund had the following call options purchased open at March 31, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.74	Jan - 21	1,617,368	1,617	$11	$6	$5
JP Morgan Chase Bank NA	USD/CNH	CNH	8.09	Sep - 20	1,626,361	1,626	4	7	(3)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.86	Jun - 20	1,534,000	1,534	2	7	(5)
							$17	$20	$(3)

CNH                         Chinese Yuan Renminbi Offshore

USD                          United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	46.3%
Software	14.0
Information Technology Services	11.7
Internet & Direct Marketing Retail	8.6
Short-Term Investments	7.9
Textiles, Apparel & Luxury Goods	6.5
Interactive Media & Services	5.0
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (97.8%)
France (5.6%)
L’Oreal SA	218,526	$56,557
LVMH Moet Hennessy Louis Vuitton SE	57,360	21,036
Pernod Ricard SA	261,145	37,066
		114,659
Germany (5.0%)
SAP SE	921,770	102,914

Italy (0.6%)
Davide Campari-Milano SpA	1,698,315	12,179

Netherlands (3.0%)
Heineken N.V.	731,685	62,094

United Kingdom (17.8%)
British American Tobacco PLC	1,682,306	57,308
Experian PLC	1,200,944	33,376
Reckitt Benckiser Group PLC	2,179,404	166,017
RELX PLC (LSE)	2,299,211	49,071
RELX PLC (Euronext N.V)	889,167	19,010
Unilever PLC	768,564	38,759
		363,541
United States (65.8%)
Abbott Laboratories	1,023,956	80,800
Accenture PLC, Class A	537,022	87,674
Automatic Data Processing, Inc.	629,682	86,065
Baxter International, Inc.	1,109,558	90,085
Becton Dickinson & Co.	316,541	72,732
Coca-Cola Co. (The)	1,257,831	55,659
Danaher Corp.	575,151	79,607
Factset Research Systems, Inc.	106,090	27,656
Fidelity National Information Services, Inc.	449,077	54,626
Fox Corp., Class A	750,965	17,745
Fox Corp., Class B (a)	410,670	9,396
Microsoft Corp.	1,205,174	190,068
Moody’s Corp.	97,427	20,606
NIKE, Inc., Class B	480,886	39,788
Philip Morris International, Inc.	2,349,828	171,443
Procter & Gamble Co. (The)	464,571	51,103
Thermo Fisher Scientific, Inc.	229,145	64,985
Visa, Inc., Class A	669,842	107,925
Zoetis, Inc.	336,102	39,556
		1,347,519
Total Common Stocks (Cost $1,816,623)		2,002,906

Short-Term Investment (3.0%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $60,510)	60,509,514	60,510
Total Investments (100.8%) (Cost $1,877,133) (c)(d)(e)		2,063,416
Liabilities in Excess of Other Assets (-0.8%)		(16,709)
Net Assets (100.0%)		$2,046,707

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $26,000 relating to the Fund’s investment in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $655,387,000 and 32.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(e)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $271,406,000 and the aggregate gross unrealized depreciation is approximately $85,123,000, resulting in net unrealized appreciation of approximately $186,283,000.

Euronext N.V.	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	24.1%
Information Technology Services	16.3
Health Care Equipment & Supplies	15.7
Software	14.2
Tobacco	11.1
Household Products	10.5
Beverages	8.1
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (97.6%)
Australia (5.0%)
APA Group (Units) (a)	301,951	$1,916
Atlas Arteria Ltd. (Units) (a)	670,672	2,265
Spark Infrastructure Group	1,846,939	2,230
Sydney Airport (Units) (a)	354,768	1,226
Transurban Group (Units) (a)	661,052	4,924
		12,561
Brazil (0.3%)
Energisa SA (Units) (a)	102,700	747

Canada (9.6%)
Enbridge, Inc.	240,495	7,003
Gibson Energy, Inc.	440,415	5,086
Pembina Pipeline Corp. (b)	53,588	1,005
TC Energy Corp.	251,842	11,194
		24,288
China (5.7%)
China Everbright International Ltd. (c)	8,199,000	4,662
China Gas Holdings Ltd. (c)	1,921,000	6,643
China Tower Corp. Ltd. H Shares (c)	8,210,000	1,824
ENN Energy Holdings Ltd. (c)	126,700	1,228
		14,357
France (3.5%)
Aeroports de Paris	8,610	832
Getlink SE	176,170	2,131
Vinci SA	70,030	5,722
		8,685
India (2.8%)
Azure Power Global Ltd. (d)	466,886	7,143

Italy (3.3%)
Atlantia SpA	27,252	338
Infrastrutture Wireless Italiane SpA	264,560	2,865
Snam SpA	293,940	1,343
Terna Rete Elettrica Nazionale SpA	592,390	3,724
		8,270
Japan (1.7%)
Tokyo Gas Co., Ltd.	185,300	4,366

Mexico (3.4%)
Promotora y Operadora de Infraestructura SAB de CV	1,280,225	8,590

New Zealand (0.1%)
Auckland International Airport Ltd.	109,861	327

Spain (5.1%)
Aena SME SA	4,552	494
Atlantica Yield PLC	258,812	5,772
Cellnex Telecom SA	49,651	2,252
Ferrovial SA	136,687	3,244
Red Electrica Corp., SA	54,270	975
		12,737
Switzerland (0.3%)
Flughafen Zurich AG (Registered)	7,080	792

United Kingdom (11.1%)
National Grid PLC	1,317,988	15,400
Pennon Group PLC	498,261	6,662
Severn Trent PLC	108,976	3,085
United Utilities Group PLC	238,338	2,668
		27,815
United States (45.7%)
Ameren Corp.	20,990	1,529
American Electric Power Co., Inc.	17,700	1,416
American Tower Corp. REIT	113,290	24,669
American Water Works Co., Inc.	52,660	6,296
Atmos Energy Corp.	73,196	7,263
Cheniere Energy, Inc. (d)	66,783	2,237
CMS Energy Corp.	37,770	2,219
Consolidated Edison, Inc.	10,140	791
Crown Castle International Corp. REIT	111,192	16,056
Edison International	93,947	5,147
Essential Utilities, Inc.	108,779	4,427
Evergy, Inc.	42,720	2,352
Eversource Energy	108,221	8,464
Kinder Morgan, Inc.	193,500	2,694
NiSource, Inc.	210,988	5,268
SBA Communications Corp. REIT	31,530	8,512
Sempra Energy	70,526	7,969
Waste Management, Inc.	50,260	4,652
Williams Cos., Inc. (The)	44,520	630
Xcel Energy, Inc.	43,690	2,635
		115,226
Total Common Stocks (Cost $216,346)		245,904

Short-Term Investment (3.2%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $7,976)	7,976,009	7,976
Total Investments (100.8%) (Cost $224,322) Including $386 of Securities Loaned (f)(g)(h)		253,880
Liabilities in Excess of Other Assets (-0.8%)		(1,958)
Net Assets (100.0%)		$251,922

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2020, were approximately $386,000 and $363,000, respectively. The Fund received non-cash collateral of approximately $363,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $84,138,000 and 33.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(h)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $43,250,000 and the aggregate gross unrealized depreciation is approximately $13,692,000, resulting in net unrealized appreciation of approximately $29,558,000.

REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	25.9%
Communications	22.1
Electricity Transmission & Distribution	17.3
Other**	11.4
Water	11.0
Toll Roads	7.2
Renewables	5.1
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2020.

**          Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (93.2%)
Argentina (0.4%)
Globant SA (a)	149,725	$13,158

Canada (1.2%)
Shopify, Inc., Class A (a)	95,301	39,734

China (15.3%)
Alibaba Group Holding Ltd. ADR (a)	528,225	102,729
China Resources Beer Holdings Co., Ltd. (b)	3,549,333	16,089
Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,164,045	37,994
Meituan Dianping, Class B (a)(b)	7,638,200	91,057
TAL Education Group ADR (a)	4,033,201	214,808
Trip.com Group Ltd. ADR (a)	2,773,120	65,030
		527,707
Denmark (4.0%)
DSV A/S	1,530,820	139,196

France (3.3%)
Hermes International	167,152	113,732

India (3.2%)
HDFC Bank Ltd.	9,665,323	110,147

Italy (2.9%)
Moncler SpA	2,772,400	100,745

Japan (2.9%)
Calbee, Inc.	625,300	16,875
Keyence Corp.	250,500	80,539
Nihon M&A Center, Inc.	60,700	1,653
		99,067
Korea, Republic of (0.8%)
NAVER Corp.	195,954	27,244

United Kingdom (0.6%)
Fevertree Drinks PLC	1,324,303	19,750

United States (58.6%)
Adobe, Inc. (a)	438,076	139,413
Agilon Health Topco, Inc. (a)(c)(d) (acquisition cost — $11,376; acquired 11/7/18)	30,083	12,780
Alphabet, Inc., Class C (a)	131,733	153,181
Amazon.com, Inc. (a)	122,799	239,424
EPAM Systems, Inc. (a)	561,101	104,174
Facebook, Inc., Class A (a)	793,360	132,332
Farfetch Ltd., Class A (a)	2,431,966	19,213
Intuitive Surgical, Inc. (a)	112,277	55,601
Martin Marietta Materials, Inc.	117,692	22,271
Mastercard, Inc., Class A	915,330	221,107
salesforce.com, Inc. (a)	718,647	103,471
ServiceNow, Inc. (a)	597,973	171,367
Spotify Technology SA (a)	609,003	73,957
Uber Technologies, Inc. (a)	5,926,457	165,467
Veeva Systems, Inc., Class A (a)	287,863	45,013
Visa, Inc., Class A	869,740	140,133
Vulcan Materials Co.	98,594	10,655
Walt Disney Co. (The)	667,582	64,488
Workday, Inc., Class A (a)	368,637	48,004
Zillow Group, Inc., Class A (a)	615,873	20,921

Zoom Video Communications, Inc., Class A (a)	551,754	80,622
		2,023,594
Total Common Stocks (Cost $2,479,778)		3,214,074

Preferred Stocks (0.2%)
United States (0.2%)
Airbnb, Inc. Series D (a)(c)(d) (acquisition cost — $1,594; acquired 4/16/14)	39,153	3,958
Magic Leap Series C (a)(c)(d) (acquisition cost — $3,175; acquired 12/22/15)	137,829	2,292
Total Preferred Stocks (Cost $4,769)		6,250

Short-Term Investment (6.3%)
Investment Company (6.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $216,518)	216,518,437	216,518
Total Investments Excluding Purchased Options (99.7%) (Cost $2,701,065)		3,436,842
Total Purchased Options Outstanding (0.1%) (Cost $6,594)		2,474
Total Investments (99.8%) (Cost $2,707,659) (f)(g)(h)		3,439,316
Other Assets in Excess of Liabilities (0.2%)		5,780
Net Assets (100.0%)		$3,445,096

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2020 amounts to approximately $19,030,000 and represents 0.6% of net assets.

(d)

At March 31, 2020, the Fund held fair valued securities valued at approximately $19,030,000, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $122,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $755,021,000 and 21.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(h)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $924,481,000 and the aggregate gross unrealized depreciation is approximately $192,824,000, resulting in net unrealized appreciation of approximately $731,657,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun - 20	634,542,637	634,543	$928	$3,274	$(2,346)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep - 20	615,152,760	615,153	1,546	3,320	(1,774)
							$2,474	$6,594	$(4,120)

CNH	Chinese Yuan Renminbi Offshore
USD	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	25.5%
Software	16.2
Internet & Direct Marketing Retail	15.2
Information Technology Services	14.7
Interactive Media & Services	9.7
Short-Term Investments	6.3
Diversified Consumer Services	6.2
Textiles, Apparel & Luxury Goods	6.2
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (94.0%)
Australia (1.9%)
Dexus REIT	516,084	$2,860
Goodman Group REIT	40,844	299
GPT Group (The) REIT	719,273	1,598
Mirvac Group REIT	674,434	857
Scentre Group REIT	1,315,475	1,260
Stockland REIT	60,228	93
Vicinity Centres REIT	518,437	324
		7,291
Canada (1.6%)
Boardwalk REIT	3,031	49
Crombie Real Estate Investment Trust REIT	73,209	646
First Capital Real Estate Investment Trust	229,022	2,218
H&R Real Estate Investment Trust REIT	51,703	328
RioCan Real Estate Investment Trust REIT	208,043	2,385
SmartCentres Real Estate Investment Trust REIT	18,424	247
		5,873
China (1.9%)
China Overseas Land & Investment Ltd. (a)	368,000	1,128
China Resources Land Ltd. (a)	562,000	2,294
Longfor Group Holdings Ltd. (a)	428,000	2,060
Midea Real Estate Holding Ltd. (a)	192,200	472
Poly Property Development Co., Ltd., Class H (a)(b)	57,400	483
Shimao Property Holdings Ltd. (a)	136,500	473
Sunac China Holdings Ltd. (a)	40,000	182
		7,092
Finland (0.4%)
Kojamo Oyj	68,547	1,294

France (4.0%)
Carmila SA REIT	40,952	585
Covivio REIT	10,667	599
Gecina SA REIT	29,880	3,932
ICADE REIT	2,890	227
Klepierre SA REIT	251,233	4,789
Mercialys SA REIT	169,738	1,240
Unibail-Rodamco-Westfield REIT	66,574	3,817
		15,189
Germany (3.9%)
ADO Properties SA	19,949	450
Alstria Office AG REIT	89,556	1,285
Deutsche Wohnen SE	124,001	4,700
LEG Immobilien AG	15,606	1,750
Vonovia SE	132,864	6,609
		14,794
Hong Kong (8.3%)
China Merchants Commercial Real Estate Investment Trust REIT (b)	914,165	302
CK Asset Holdings Ltd.	305,000	1,655
Hang Lung Properties Ltd.	816,000	1,645
Hongkong Land Holdings Ltd.	1,143,400	4,278
Hysan Development Co., Ltd.	105,014	339
Link REIT	602,075	5,075
New World Development Co., Ltd.	2,151,758	2,294
Sun Hung Kai Properties Ltd.	649,867	8,496
Swire Properties Ltd.	1,551,900	4,336

Wharf Real Estate Investment Co., Ltd.	714,075	2,913
		31,333
Ireland (0.5%)
Hibernia REIT PLC	1,764,736	2,036

Japan (10.9%)
Activia Properties, Inc. REIT	184	597
Advance Residence Investment Corp. REIT	536	1,558
Daiwa House Investment Corp. REIT	108	265
Daiwa Office Investment Corp. REIT	175	971
Frontier Real Estate Investment Corp. REIT	42	119
GLP J-REIT	1,040	1,179
Hulic Co., Ltd.	83,800	848
Hulic REIT, Inc.	344	400
Invincible Investment Corp. REIT	1,908	430
Japan Hotel REIT Investment Corp.	2,064	603
Japan Prime Realty Investment Corp. REIT	78	236
Japan Real Estate Investment Corp. REIT	685	4,027
Japan Retail Fund Investment Corp. REIT	683	776
Kenedix Office Investment Corp. REIT	193	1,022
Kenedix, Inc.	44,900	170
Mitsubishi Estate Co., Ltd.	420,100	6,205
Mitsubishi Estate Logistics REIT Investment Corp. REIT	93	307
Mitsui Fudosan Co., Ltd.	323,400	5,600
Mitsui Fudosan Logistics Park, Inc. REIT	204	863
Mori Trust Sogo Reit, Inc.	400	485
Nippon Building Fund, Inc. REIT	781	5,254
Nippon Prologis, Inc. REIT	692	1,741
Nomura Real Estate Master Fund, Inc. REIT	1,409	1,792
Orix, Inc. J-REIT	330	434
Premier Investment Corp. REIT	313	346
Sumitomo Realty & Development Co., Ltd.	154,500	3,773
Tokyo Tatemono Co., Ltd.	13,800	146
United Urban Investment Corp. REIT	976	976
		41,123
Malta (0.0%)
BGP Holdings PLC (b)(c)	12,867,024	18

Netherlands (0.6%)
Eurocommercial Properties N.V. CVA REIT	113,016	1,092
NSI N.V. REIT	24,048	966
		2,058
Norway (0.4%)
Entra ASA	112,246	1,341
Norwegian Property ASA	262,242	264
		1,605
Singapore (1.4%)
Ascendas Real Estate Investment Trust REIT	861,389	1,705
CapitaLand Commercial Trust REIT	368,895	396
CapitaLand Mall Trust REIT	384,900	483
Frasers Logistics & Industrial Trust REIT	812,400	502
Keppel DC REIT	198,700	319
Mapletree Commercial Trust REIT	680,346	873
Mapletree Industrial Trust REIT	190,900	324
Mapletree Logistics Trust REIT	438,600	486
UOL Group Ltd.	70,876	325
		5,413
Spain (1.1%)
Inmobiliaria Colonial Socimi SA REIT	172,931	1,630

Merlin Properties Socimi SA REIT	320,457	2,418
		4,048
Sweden (0.9%)
Atrium Ljungberg AB, Class B	42,432	661
Castellum AB	24,667	416
Fabege AB	61,090	779
Hufvudstaden AB, Class A	86,136	1,177
Kungsleden AB	33,445	252
		3,285
Switzerland (0.3%)
PSP Swiss Property AG (Registered)	7,340	918

United Kingdom (5.3%)
British Land Co., PLC (The) REIT	1,054,629	4,398
Capital & Counties Properties PLC	359,426	732
Derwent London PLC REIT	64,824	2,619
Grainger PLC	98,120	312
Great Portland Estates PLC REIT	254,181	2,142
Hammerson PLC REIT	1,192,047	1,137
Intu Properties PLC REIT (b)	379,871	20
Land Securities Group PLC REIT	750,372	5,174
Segro PLC REIT	83,099	786
Shaftesbury PLC REIT	17,613	134
St. Modwen Properties PLC	191,934	784
UNITE Group PLC (The) REIT	13,631	136
Urban & Civic PLC	458,883	1,174
Workspace Group PLC REIT	32,317	303
		19,851
United States (50.6%)
Alexandria Real Estate Equities, Inc. REIT	26,145	3,583
American Campus Communities, Inc. REIT	146,040	4,053
American Homes 4 Rent, Class A REIT	53,924	1,251
Apartment Investment & Management Co., Class A REIT	48,919	1,720
AvalonBay Communities, Inc. REIT	59,829	8,805
Boston Properties, Inc. REIT	103,412	9,538
Brixmor Property Group, Inc. REIT	7,710	73
Camden Property Trust REIT	63,165	5,005
Cousins Properties, Inc. REIT	100,040	2,928
CubeSmart REIT	151,104	4,048
DiamondRock Hospitality Co. REIT	683,290	3,471
Digital Realty Trust, Inc. REIT	59,880	8,318
Diversified Healthcare Trust REIT	72,540	263
Douglas Emmett, Inc. REIT	50,425	1,538
Duke Realty Corp. REIT	70,810	2,293
Equity Lifestyle Properties, Inc. REIT	1,760	101
Equity Residential REIT	112,889	6,966
Essex Property Trust, Inc. REIT	14,037	3,092
Exeter Industrial Value Fund, LP (b)(c)(d)	1,860,000	117
Extra Space Storage, Inc. REIT	26,555	2,543
Five Star Senior Living, Inc. (b)	4,909	14
Gaming and Leisure Properties, Inc. REIT	71,650	1,985
Healthcare Realty Trust, Inc. REIT	229,164	6,401
Healthcare Trust of America, Inc., Class A REIT	79,029	1,919
Healthpeak Properties, Inc. REIT	87,767	2,093
Highwoods Properties, Inc. REIT	24,150	855
Host Hotels & Resorts, Inc. REIT	859,796	9,492
Hudson Pacific Properties, Inc. REIT	200,199	5,077
Invitation Homes, Inc. REIT	235,301	5,028
JBG SMITH Properties REIT	79,259	2,523
Kilroy Realty Corp. REIT	34,523	2,199
Lexington Realty Trust REIT	104,160	1,034
Life Storage, Inc. REIT	10,164	961

Macerich Co. (The) REIT	444,092	2,500
Mack-Cali Realty Corp. REIT	80,807	1,231
Mid-America Apartment Communities, Inc. REIT	24,273	2,501
Paramount Group, Inc. REIT	340,695	2,998
ProLogis, Inc. REIT	213,861	17,188
Public Storage REIT	30,540	6,066
QTS Realty Trust, Inc., Class A REIT	6,249	363
Regency Centers Corp. REIT	62,115	2,387
Simon Property Group, Inc. REIT	239,586	13,144
SL Green Realty Corp. REIT	329,560	14,204
Sunstone Hotel Investors, Inc. REIT	411,349	3,583
UDR, Inc. REIT	54,075	1,976
Ventas, Inc. REIT	130,679	3,502
Vornado Realty Trust REIT	136,383	4,938
Weingarten Realty Investors REIT	176,481	2,547
Welltower, Inc. REIT	36,235	1,659
		190,074
Total Common Stocks (Cost $390,703)		353,295

Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $7,923)	7,922,753	7,923
Total Investments (96.1%) (Cost $398,626) (f)(g)(h)		361,218
Other Assets in Excess of Liabilities (3.9%)		14,821
Net Assets (100.0%)		$376,039

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

At March 31, 2020, the Fund held fair valued securities valued at approximately $135,000, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(d)

Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of $0. At March 31, 2020, this security had an aggregate market value of approximately $117,000, representing less than 0.05% of net assets.

(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $157,330,000 and 41.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(h)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $57,612,000 and the aggregate gross unrealized depreciation is approximately $95,020,000, resulting in net unrealized depreciation of approximately $37,408,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	24.6%
Office	21.5
Residential	17.0
Other*	16.5
Retail	13.0
Industrial	7.4
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Sustain Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (97.0%)
Canada (2.8%)
Constellation Software, Inc.	946	$860

France (2.5%)
L’Oreal SA	2,199	569
Sanofi	2,143	186
		755
Germany (9.5%)
Henkel AG & Co., KGaA (Preference)	15,403	1,232
SAP SE	15,030	1,678
		2,910
Hong Kong (1.8%)
AIA Group Ltd.	60,800	544

Taiwan (1.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	9,606	459

United Kingdom (14.2%)
Experian PLC	4,968	138
GlaxoSmithKline PLC	23,898	448
Prudential PLC	32,800	411
Reckitt Benckiser Group PLC	27,746	2,113
RELX PLC (Euronext N.V)	9,756	209
RELX PLC (LSE)	30,740	656
Unilever PLC	7,369	372
		4,347
United States (64.7%)
Abbott Laboratories	14,727	1,162
Accenture PLC, Class A	8,363	1,365
Alphabet, Inc., Class A (a)	1,259	1,463
Amphenol Corp., Class A	6,168	450
Automatic Data Processing, Inc.	8,414	1,150
Baxter International, Inc.	17,740	1,440
Becton Dickinson & Co.	5,552	1,276
Cerner Corp.	8,440	532
Coca-Cola Co. (The)	12,294	544
Danaher Corp.	7,681	1,063
Factset Research Systems, Inc.	1,443	376
Fidelity National Information Services, Inc.	5,426	660
Fox Corp., Class A	8,619	204
Fox Corp., Class B (a)	7,373	169
Medtronic PLC	11,480	1,035
Microsoft Corp.	14,514	2,289
Moody’s Corp.	758	160
NIKE, Inc., Class B	7,044	583
Procter & Gamble Co. (The)	4,140	455
Texas Instruments, Inc.	3,302	330
Thermo Fisher Scientific, Inc.	3,047	864
Visa, Inc., Class A	10,440	1,682
Zoetis, Inc.	4,878	574
		19,826
Total Common Stocks (Cost $28,828)		29,701

Short-Term Investment (3.0%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $911)	910,562	911
Total Investments (100.0%) (Cost $29,739) (c)(d)(e)		30,612
Other Assets in Excess of Liabilities (0.0%) (f)		11
Net Assets (100.0%)		$30,623

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $8,556,000 and 27.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(e)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,095,000 and the aggregate gross unrealized depreciation is approximately $1,222,000, resulting in net unrealized appreciation of approximately $873,000.

(f)	Amount is less than 0.05%.
ADR	American Depositary Receipt.
LSE	London Stock Exchange.
Euronext N.V.	Euronext Amsterdam Stock Market.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	36.4%
Health Care Equipment & Supplies	19.5
Information Technology Services	15.9
Software	15.8
Household Products	12.4
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (90.6%)
Australia (3.2%)
Brookfield Infrastructure Partners LP	1,914,232	$68,855

Canada (7.8%)
Brookfield Asset Management, Inc., Class A	1,327,556	58,744
Brookfield Infrastructure Partners LP (a)	212,692	6,921
Canada Goose Holdings, Inc. (a)(b)	3,063,129	60,926
Constellation Software, Inc.	47,419	43,097
		169,688
China (9.3%)
Alibaba Group Holding Ltd. ADR (a)	265,328	51,601
Foshan Haitian Flavouring & Food Co., Ltd., Class A	3,574,356	62,754
TAL Education Group ADR (a)	1,650,225	87,891
		202,246
Denmark (9.9%)
Chr Hansen Holding A/S	844,349	62,307
DSV A/S	1,674,303	152,243
		214,550
France (9.4%)
Hermes International	202,823	138,003
Pernod Ricard SA	261,325	37,091
Remy Cointreau SA (b)	262,041	28,560
		203,654
Germany (0.6%)
Rational AG	25,209	13,332

Hong Kong (3.2%)
AIA Group Ltd.	7,715,100	69,086

India (5.7%)
HDFC Bank Ltd.	7,814,324	89,053
Kotak Mahindra Bank Ltd.	2,041,453	34,845
		123,898
Italy (4.2%)
Moncler SpA	2,515,421	91,407

Japan (12.0%)
Calbee, Inc.	1,006,100	27,151
Keyence Corp.	374,800	120,503
MonotaRO Co. Ltd.	743,400	19,642
Pigeon Corp.	2,433,400	93,163
		260,459
Netherlands (6.4%)
Adyen N.V. (a)	42,155	36,014
ASML Holding N.V.	390,213	102,866
		138,880
Sweden (1.6%)
Vitrolife AB	2,338,681	33,579

Switzerland (5.2%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	523	45,393
Kuehne & Nagel International AG (Registered)	216,835	29,537

Straumann Holding AG (Registered)	50,340	36,804
		111,734
Taiwan (2.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,062,778	50,790

United Kingdom (5.7%)
Diageo PLC	907,985	28,792
Reckitt Benckiser Group PLC	493,066	37,560
Rightmove PLC	9,615,296	57,989
		124,341
United States (4.1%)
EPAM Systems, Inc. (a)	475,348	88,253
Total Common Stocks (Cost $1,980,368)		1,964,752

Short-Term Investments (11.3%)
Securities held as Collateral on Loaned Securities (2.1%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $39,760)	39,760,093	39,760

	Face Amount (000)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., (0.01%, dated 3/31/20, due 4/1/20; proceeds $3,787; fully collateralized by U.S. Government obligations; 0.05% -1.25% due 7/15/20 - 1/31/22; valued at $3,862)	$3,787	3,787
HSBC Securities USA, Inc., (0.01%, dated 3/31/20, due 4/1/20; proceeds $1,657; fully collateralized by U.S. Government obligations; 0.00% - 2.88% due 5/14/20 - 8/15/46; valued at $1,690)	1,657	1,657
Merrill Lynch & Co., Inc., (0.01%, dated 3/31/20, due 4/1/20; proceeds $1,302; fully collateralized by a U.S. Government obligation; 2.00% due 1/15/21; valued at $1,328)	1,301	1,301
		6,745
Total Securities held as Collateral on Loaned Securities (Cost $46,505)		46,505

	Shares
Investment Company (9.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $200,501)	200,501,327	200,501
Total Short-Term Investments (Cost $247,006)		247,006
Total Investments Excluding Purchased Options (101.9%) (Cost $2,227,374)		2,211,758
Total Purchased Options Outstanding (0.1%) (Cost $3,382)		1,297
Total Investments (102.0%) (Cost $2,230,756) Including $43,963 of Securities Loaned (d)(e)(f)		2,213,055
Liabilities in Excess of Other Assets (-2.0%)		(43,425)
Net Assets (100.0%)		$2,169,630

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2020, were approximately $43,963,000 and $46,804,000, respectively. The Fund received cash collateral of approximately $46,505,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2020, there was uninvested cash collateral of approximately $299,000, which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $100,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(e)

The approximate fair value and percentage of net assets, $1,447,674,000 and 66.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $131,542,000 and the aggregate gross unrealized depreciation is approximately $149,243,000, resulting in net unrealized depreciation of approximately $17,701,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun - 20	295,471,355	295,471	$432	$1,524	$(1,092)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep - 20	344,233,201	344,233	865	1,858	(993)
							$1,297	$3,382	$(2,085)

CNH	Chinese Yuan Renminbi Offshore
USD	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	33.9%
Textiles, Apparel & Luxury Goods	13.4
Short-Term Investments	9.3
Semiconductors & Semiconductor Equipment	7.1
Air Freight & Logistics	7.0
Food Products	6.3
Household Products	6.0
Information Technology Services	5.7
Banks	5.7
Electronic Equipment, Instruments & Components	5.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2020.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
Canada (6.0%)
Barrick Gold Corp.	2,301,076	$42,284
Cameco Corp. (a)	1,927,142	14,694
Constellation Software, Inc.	50,108	45,540
		102,518
China (3.0%)
Tencent Holdings Ltd. (b)	1,016,900	50,263

Finland (1.2%)
Neste Oyj	622,701	20,703

France (12.6%)
AXA SA	1,367,610	23,156
L’Oreal SA	44,068	11,405
LVMH Moet Hennessy Louis Vuitton SE	67,716	24,835
Pernod Ricard SA	259,839	36,880
Safran SA	372,671	33,018
Sanofi	684,536	59,264
Thales SA	319,506	26,460
		215,018
Germany (13.4%)
Bayer AG (Registered)	624,510	35,783
Deutsche Post AG (Registered)	1,189,146	31,879
Fresenius SE & Co., KGaA	1,268,182	47,218
Henkel AG & Co., KGaA (Preference)	708,671	56,681
SAP SE	498,333	55,638
		227,199
Hong Kong (3.5%)
AIA Group Ltd.	5,756,400	51,547
Minth Group Ltd.	4,132,000	8,785
		60,332
Italy (2.2%)
Intesa Sanpaolo SpA	6,837,859	11,064
Moncler SpA	742,055	26,965
		38,029
Japan (11.2%)
FANUC Corp.	138,300	18,480
Hoya Corp.	282,600	24,030
Keyence Corp.	78,900	25,367
Kirin Holdings Co., Ltd.	2,303,100	45,487
Lion Corp.	1,636,200	34,894
Shiseido Co., Ltd.	238,200	14,000
Sumitomo Mitsui Financial Group, Inc.	758,651	18,430
USS Co., Ltd.	703,300	9,644
		190,332
Korea, Republic of (2.8%)
LG Household & Health Care Ltd.	24,216	22,181
Samsung Electronics Co., Ltd.	632,271	24,584
		46,765
Netherlands (5.4%)
Heineken N.V.	533,950	45,313
ING Groep N.V.	2,690,446	13,786

Unilever N.V. CVA	656,255	32,256
		91,355
Norway (0.9%)
Mowi ASA	1,063,094	16,074

Portugal (0.3%)
Banco Comercial Portugues SA	45,644,885	5,130

Singapore (1.6%)
United Overseas Bank Ltd.	1,936,600	26,570

Spain (0.8%)
Bankinter SA	3,556,094	12,900

Sweden (1.4%)
Boliden AB	250,786	4,499
Hexagon AB, Class B	461,603	19,519
		24,018
Switzerland (5.9%)
Alcon, Inc. (c)	146,788	7,520
Novartis AG (Registered)	619,296	51,091
Roche Holding AG (Genusschein)	131,388	42,273
		100,884
Taiwan (1.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	519,840	24,843

United Kingdom (24.4%)
Anglo American PLC	499,752	8,757
Ashtead Group PLC	425,893	9,205
Associated British Foods PLC	1,288,763	28,868
Aviva PLC	1,625,123	5,343
BHP Group PLC (a)	1,791,621	27,805
British American Tobacco PLC	1,580,779	53,850
Experian PLC	258,685	7,189
GlaxoSmithKline PLC	2,617,402	49,113
Imperial Brands PLC	1,901,212	35,088
M&G PLC (c)	4,801,055	6,678
Man Group PLC	7,654,241	11,714
Prudential PLC	2,966,363	37,168
Reckitt Benckiser Group PLC	1,016,307	77,418
RELX PLC (Euronext N.V)	1,447,492	30,947
RELX PLC (LSE)	1,208,798	25,799
		414,942
Total Common Stocks (Cost $1,542,480)		1,667,875

Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $20,083)	20,082,530	20,083
Total Investments (99.3%) (Cost $1,562,563) Including $7,259 of Securities Loaned (e)(f)(g)		1,687,958
Other Assets in Excess of Liabilities (0.7%)		12,387
Net Assets (100.0%)		$1,700,345

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2020, were approximately $7,259,000 and $7,434,000, respectively. The Fund received non-cash collateral of approximately $7,434,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge, and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $16,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(f)

The approximate fair value and percentage of net assets, $1,540,514,000 and 90.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $349,489,000 and the aggregate gross unrealized depreciation is approximately $224,094,000, resulting in net unrealized appreciation of approximately $125,395,000.

ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
Euronext N.V	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	44.9%
Pharmaceuticals	14.1
Household Products	10.0
Beverages	7.6
Insurance	6.9
Software	6.0
Tobacco	5.3
Banks	5.2
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2020.

**          Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (91.1%)
Argentina (1.1%)
Globant SA (a)	193,942	$17,044

Canada (6.4%)
Canada Goose Holdings, Inc. (a)(b)	3,460,779	68,835
Shopify, Inc., Class A (a)	83,772	34,927
		103,762
China (27.0%)
Alibaba Group Holding Ltd. ADR (a)	312,777	60,829
China Resources Beer Holdings Co., Ltd. (c)	6,262,666	28,389
Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,827,072	49,634
GSX Techedu, Inc. ADR (a)	509,958	21,602
Meituan Dianping, Class B (a)(c)	4,955,500	59,076
New Frontier Health Corp.	1,583,308	13,062
Shenzhou International Group Holdings Ltd. (c)	1,315,200	13,797
TAL Education Group ADR (a)	2,289,024	121,913
Tencent Holdings Ltd. (c)	438,400	21,669
Trip.com Group Ltd. ADR (a)	1,887,297	44,257
		434,228
Denmark (4.4%)
DSV A/S	779,028	70,836

France (3.9%)
Hermes International	92,788	63,134

Germany (2.8%)
Adidas AG	119,075	26,438
Nemetschek SE	379,712	18,510
		44,948
India (5.5%)
HDFC Bank Ltd.	5,720,066	65,187
Kotak Mahindra Bank Ltd.	1,358,907	23,195
		88,382
Italy (4.8%)
Moncler SpA	2,110,954	76,709

Japan (9.3%)
Calbee, Inc.	608,200	16,413
Demae-Can Co., Ltd. (b)	1,435,000	14,085
Keyence Corp.	192,300	61,827
MonotaRO Co. Ltd.	1,070,500	28,284
Nihon M&A Center, Inc.	113,300	3,086
Pigeon Corp.	662,300	25,356
		149,051
Korea, Republic of (2.1%)
NAVER Corp.	247,085	34,353

Netherlands (3.6%)
Adyen N.V. (a)	31,553	26,957
ASML Holding N.V.	120,843	31,856
		58,813
Sweden (1.5%)
Vitrolife AB	1,677,497	24,086

Switzerland (1.7%)
Straumann Holding AG (Registered)	37,598	27,488

Taiwan (3.2%)
Taiwan Semiconductor Manufacturing Co., Ltd.	5,799,000	52,204

United Kingdom (2.7%)
Fevertree Drinks PLC	1,274,493	19,006
Rightmove PLC	3,973,291	23,963
		42,969
United States (11.1%)
EPAM Systems, Inc. (a)	352,745	65,491
Farfetch Ltd., Class A (a)	2,938,763	23,216
MercadoLibre, Inc. (a)	45,043	22,007
Spotify Technology SA (a)	555,855	67,503
		178,217
Total Common Stocks (Cost $1,433,559)		1,466,224

Short-Term Investments (8.5%)
Securities held as Collateral on Loaned Securities (0.9%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	12,400,634	12,401

	Face Amount (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (0.01%, dated 3/31/20, due 4/1/20; proceeds $1,181; fully collateralized by U.S. Government obligations; 0.05% -1.25% due 7/15/20 - 1/31/22; valued at $1,205)	$1,181	1,181
HSBC Securities USA, Inc., (0.01%, dated 3/31/20, due 4/1/20; proceeds $516; fully collateralized by U.S. Government obligations; 0.00% - 2.88% due 5/14/20 - 8/15/46; valued at $527)	516	516
Merrill Lynch & Co., Inc., (0.01%, dated 3/31/20, due 4/1/20; proceeds $406; fully collateralized by a U.S. Government obligation; 2.00% due 1/15/21; valued at $414)	406	406
		2,103
Total Securities held as Collateral on Loaned Securities (Cost $14,504)		14,504

	Shares
Investment Company (7.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $121,964)	121,964,210	121,964
Total Short-Term Investments (Cost $136,468)		136,468
Total Investments Excluding Purchased Options (99.6%) (Cost $1,570,027)		1,602,692
Total Purchased Options Outstanding (0.1%) (Cost $2,948)		1,113
Total Investments (99.7%) (Cost $1,572,975) Including $17,115 of Securities Loaned (e)(f)(g)		1,603,805
Other Assets in Excess of Liabilities (0.3%)		4,206
Net Assets (100.0%)		$1,608,011

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2020, were approximately $17,115,000 and $17,423,000, respectively. The Fund received cash collateral of approximately $14,504,000, which was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2020, there was uninvested cash collateral of approximately $94,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $2,825,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $61,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The approximate fair value and percentage of net assets, $905,538,000 and 56.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(g)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $201,389,000 and the aggregate gross unrealized depreciation is approximately $170,559,000, resulting in net unrealized appreciation of approximately $30,830,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun - 20	276,248,817	276,249	$404	$1,425	$(1,021)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep - 20	282,130,187	282,130	709	1,523	(814)
							$1,113	$2,948	$(1,835)

CNH	—	Chinese Yuan Renminbi Offshore.
USD	—	United States Dollar.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	29.6%
Textiles, Apparel & Luxury Goods	15.7
Internet & Direct Marketing Retail	14.1
Diversified Consumer Services	9.0
Information Technology Services	8.0
Short-Term Investments	7.7
Banks	5.6
Semiconductors & Semiconductor Equipment	5.3
Interactive Media & Services	5.0
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2020.

**          Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (97.9%)
Australia (4.2%)
Dexus REIT	13,389	$74
Goodman Group REIT	1,287	9
GPT Group (The) REIT	17,690	39
Mirvac Group REIT	18,924	24
Scentre Group REIT	42,311	41
Stockland REIT	5,639	9
Vicinity Centres REIT	16,358	10
		206
China (5.0%)
China Overseas Land & Investment Ltd. (a)	12,000	37
China Resources Land Ltd. (a)	20,000	82
Longfor Group Holdings Ltd. (a)	17,000	82
Midea Real Estate Holding Ltd. (a)	6,200	15
Poly Property Development Co., Ltd., Class H (a)(b)	1,800	15
Shimao Property Holdings Ltd. (a)	3,500	12
Sunac China Holdings Ltd. (a)	1,000	4
		247
Finland (0.8%)
Kojamo Oyj	2,209	42

France (8.9%)
Carmila SA REIT	1,395	20
Covivio REIT	371	21
Gecina SA REIT	1,031	136
ICADE REIT	100	8
Klepierre SA REIT	4,277	81
Mercialys SA REIT	6,086	44
Unibail-Rodamco-Westfield REIT	2,279	131
		441
Germany (10.5%)
ADO Properties SA	724	17
Alstria Office AG REIT	3,070	44
Deutsche Wohnen SE	4,228	160
LEG Immobilien AG	537	60
Vonovia SE	4,803	239
		520
Hong Kong (17.3%)
China Merchants Commercial Real Estate Investment Trust REIT (b)	23,394	8
CK Asset Holdings Ltd.	7,500	41
Hang Lung Properties Ltd.	24,000	48
Hongkong Land Holdings Ltd.	30,800	115
Hysan Development Co., Ltd.	5,836	19
Link REIT	18,500	156
New World Development Co., Ltd.	60,788	65
Sun Hung Kai Properties Ltd.	16,456	215
Swire Properties Ltd.	41,100	115
Wharf Real Estate Investment Co., Ltd.	18,370	75
		857
Ireland (1.4%)
Hibernia REIT PLC	59,628	69

Japan (28.3%)
Activia Properties, Inc. REIT	7	23
Advance Residence Investment Corp. REIT	21	61
Daiwa House Investment Corp. REIT	3	7

Daiwa Office Investment Corp. REIT	5	28
GLP J-REIT	34	39
Hulic Co., Ltd.	3,200	32
Hulic REIT, Inc.	10	12
Invincible Investment Corp. REIT	65	15
Japan Hotel REIT Investment Corp.	84	25
Japan Prime Realty Investment Corp. REIT	3	9
Japan Real Estate Investment Corp. REIT	25	147
Japan Retail Fund Investment Corp. REIT	27	31
Kenedix Office Investment Corp. REIT	5	26
Kenedix, Inc.	1,400	5
Mitsubishi Estate Co., Ltd.	14,300	211
Mitsubishi Estate Logistics REIT Investment Corp. REIT	3	10
Mitsui Fudosan Co., Ltd.	10,500	182
Mitsui Fudosan Logistics Park, Inc. REIT	5	21
Mori Trust Sogo Reit, Inc.	13	16
Nippon Building Fund, Inc. REIT	28	188
Nippon Prologis, Inc. REIT	14	35
Nomura Real Estate Master Fund, Inc. REIT	58	74
Orix, Inc. J-REIT	11	14
Premier Investment Corp. REIT	8	9
Sumitomo Realty & Development Co., Ltd.	5,300	129
Tokyo Tatemono Co., Ltd.	800	8
United Urban Investment Corp. REIT	42	42
		1,399
Malta (0.1%)
BGP Holdings PLC (b)(c)	4,769,371	7

Netherlands (1.4%)
Eurocommercial Properties N.V. CVA REIT	3,737	36
NSI N.V. REIT	854	34
		70
Norway (1.1%)
Entra ASA	4,005	48
Norwegian Property ASA	4,968	5
		53
Singapore (3.1%)
Ascendas Real Estate Investment Trust REIT	26,904	53
CapitaLand Commercial Trust REIT	11,560	12
CapitaLand Mall Trust REIT	10,700	13
Frasers Logistics & Industrial Trust REIT	18,500	12
Keppel DC REIT	4,800	8
Mapletree Commercial Trust REIT	18,692	24
Mapletree Industrial Trust REIT	4,100	7
Mapletree Logistics Trust REIT	11,800	13
UOL Group Ltd.	2,213	10
		152
Spain (2.8%)
Inmobiliaria Colonial Socimi SA REIT	5,598	53
Merlin Properties Socimi SA REIT	10,978	83
		136
Sweden (2.1%)
Atrium Ljungberg AB, Class B	1,277	20
Castellum AB	663	11
Fabege AB	2,094	27
Hufvudstaden AB, Class A	2,896	40
Kungsleden AB	705	5
		103

Switzerland (0.7%)
PSP Swiss Property AG (Registered)	255	32

United Kingdom (10.2%)
British Land Co., PLC (The) REIT	23,117	96
Capital & Counties Properties PLC	11,826	24
Derwent London PLC REIT	1,427	58
Grainger PLC	3,346	11
Great Portland Estates PLC REIT	4,822	40
Hammerson PLC REIT	40,278	38
Intu Properties PLC REIT (b)	15,454	1
Land Securities Group PLC REIT	17,671	122
Segro PLC REIT	2,847	27
Shaftesbury PLC REIT	609	5
St. Modwen Properties PLC	6,354	26
UNITE Group PLC (The) REIT	472	5
Urban & Civic PLC	16,123	41
Workspace Group PLC REIT	1,102	10
		504
Total Investments (97.9%) (Cost $5,496) (d)(e)(f)		4,838
Other Assets in Excess of Liabilities (2.1%)		103
Net Assets (100.0%)		$4,941

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

At March 31, 2020, the Fund held a fair valued security valued at approximately $7,000, representing 0.1% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(d)

The approximate fair value and percentage of net assets, $4,831,000 and 97.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(f)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $629,000 and the aggregate gross unrealized depreciation is approximately $1,287,000, resulting in net unrealized depreciation of approximately $658,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	43.8%
Office	22.7
Residential	15.2
Retail	12.5
Other*	5.8
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Real Assets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (72.4%)
Australia (1.9%)
APA Group	2,911	$19
Atlas Arteria Ltd.	6,435	22
Dexus REIT	1,605	9
GPT Group (The) REIT	3,859	9
Santos Ltd.	7,909	16
Scentre Group REIT	11,742	11
Spark Infrastructure Group	24,550	30
Sydney Airport	2,924	10
Transurban Group	7,275	54
Woolworths Group Ltd.	1,578	34
Worley Ltd.	2,233	8
		222
Canada (3.7%)
Bank of Nova Scotia (The)	587	24
Enbridge, Inc.	2,578	75
Gibson Energy, Inc.	5,325	62
National Bank of Canada	1,687	65
Pembina Pipeline Corp.	587	11
RioCan Real Estate Investment Trust REIT	712	8
Royal Bank of Canada	696	43
Sun Life Financial, Inc.	692	22
TC Energy Corp.	3,052	136
		446
China (1.5%)
China Everbright International Ltd. (a)	78,747	45
China Gas Holdings Ltd. (a)	19,694	68
China Overseas Land & Investment Ltd. (a)	5,470	17
China Resources Land Ltd. (a)	4,288	17
China Tower Corp. Ltd. H Shares (a)	113,112	25
ENN Energy Holdings Ltd. (a)	682	7
		179
Denmark (0.3%)
Carlsberg A/S Series B	294	33
Orsted A/S	48	5
		38
Finland (0.1%)
Citycon Oyj	1,283	8

France (2.6%)
Aeroports de Paris (ADP)	69	7
BNP Paribas SA	572	17
Gecina SA REIT	427	56
Getlink SE	1,510	18
Hermes International	36	24
ICADE REIT	54	4
Klepierre SA REIT	4,581	87
Sanofi	296	26
Unibail-Rodamco-Westfield REIT	345	20
Vinci SA	675	55
		314
Germany (0.9%)
ADO Properties SA	162	4
BASF SE	460	21
Deutsche Wohnen SE	1,732	66

Siemens AG (Registered)	261	22
		113
Hong Kong (4.4%)
CK Asset Holdings Ltd.	1,648	9
Dairy Farm International Holdings Ltd.	4,515	21
Hongkong Land Holdings Ltd.	36,545	137
Hysan Development Co., Ltd.	8,949	29
Link REIT	3,692	31
New World Development Co., Ltd.	9,386	10
Sun Hung Kai Properties Ltd.	10,838	141
Swire Properties Ltd.	40,932	114
Wharf Real Estate Investment Co., Ltd.	6,860	28
		520
India (0.6%)
Azure Power Global Ltd. (b)	4,810	74

Ireland (0.1%)
Hibernia REIT PLC	11,848	14

Israel (0.2%)
Bank Leumi Le-Israel BM	3,694	20

Italy (1.0%)
Eni SpA	2,638	26
Infrastrutture Wireless Italiane SpA	2,856	31
Snam SpA	1,525	7
Terna Rete Elettrica Nazionale SpA	8,465	53
		117
Japan (4.2%)
GLP J-REIT	6	7
ITOCHU Corp.	2,177	45
Japan Airport Terminal Co., Ltd.	152	6
Japan Hotel REIT Investment Corp.	63	18
Mitsubishi Corp.	2,194	46
Mitsubishi Estate Co., Ltd.	6,014	89
Mitsui & Co., Ltd.	2,284	32
Mitsui Fudosan Co., Ltd.	3,362	58
Mizuho Financial Group, Inc.	25,705	29
Nippon Building Fund, Inc. REIT	4	27
Omron Corp.	507	26
Shiseido Co., Ltd.	367	22
Sumitomo Mitsui Financial Group, Inc.	1,407	34
Sumitomo Realty & Development Co., Ltd.	437	11
Tokyo Gas Co., Ltd.	1,956	46
		496
Mexico (0.6%)
Promotora y Operadora de Infraestructura SAB de CV	10,946	73

Netherlands (0.8%)
ASML Holding N.V.	115	30
Eurocommercial Properties N.V. CVA REIT	2,441	24
Koninklijke DSM N.V.	336	38
		92
New Zealand (0.1%)
Auckland International Airport Ltd.	1,845	6

Norway (0.3%)
Telenor ASA	2,093	31

Portugal (0.2%)
Galp Energia SGPS SA	1,773	20

Singapore (0.3%)
Keppel Corp., Ltd.	7,939	30
UOL Group Ltd.	960	4
		34
Spain (1.7%)
Aena SME SA	45	5
Atlantica Yield PLC	2,813	63
Cellnex Telecom SA	693	32
Ferrovial SA	1,751	42
Inmobiliaria Colonial Socimi SA REIT	254	2
Merlin Properties Socimi SA REIT	4,148	31
Red Electrica Corp., SA	859	15
Repsol SA	2,010	18
		208
Sweden (0.1%)
Hufvudstaden AB, Class A	1,173	16

Switzerland (1.3%)
Barry Callebaut AG (Registered)	13	26
Credit Suisse Group AG (Registered) (b)	1,902	15
Flughafen Zurich AG (Registered)	68	8
Nestle SA (Registered)	301	31
Novartis AG (Registered)	371	30
Roche Holding AG (Genusschein)	145	47
		157
United Kingdom (6.1%)
Anglo American PLC	973	17
AVEVA Group PLC	554	24
British Land Co., PLC (The) REIT	14,261	59
Derwent London PLC REIT	1,019	41
Diageo PLC	835	27
Great Portland Estates PLC REIT	7,360	62
Hammerson PLC REIT	27,221	26
HSBC Holdings PLC	4,613	26
Land Securities Group PLC REIT	11,419	79
National Grid PLC	15,935	186
Pennon Group PLC	4,852	65
Royal Dutch Shell PLC, Class A	1,494	26
Severn Trent PLC	1,457	41
United Utilities Group PLC	2,429	27
Urban & Civic PLC	927	2
Weir Group PLC (The)	1,657	15
		723
United States (39.4%)
Abbott Laboratories	410	32
Accenture PLC, Class A	164	27
Adobe, Inc. (b)	89	28
Akamai Technologies, Inc. (b)	315	29
Alphabet, Inc., Class A (b)	57	66
Amazon.com, Inc. (b)	40	78
Ameren Corp.	806	59
American Campus Communities, Inc. REIT	373	10
American Electric Power Co., Inc.	186	15
American Express Co.	383	33
American Tower Corp. REIT	1,390	302
American Water Works Co., Inc.	815	97
Apartment Investment & Management Co., Class A REIT	387	14

Apple, Inc.	444	113
Arthur J Gallagher & Co.	375	31
AT&T, Inc.	986	29
Atmos Energy Corp.	807	80
AvalonBay Communities, Inc. REIT	459	68
Bank of America Corp.	1,378	29
Baxter International, Inc.	297	24
Bio-Rad Laboratories, Inc., Class A (b)	70	24
Boston Properties, Inc. REIT	1,218	112
Brixmor Property Group, Inc. REIT	1,341	13
Brown & Brown, Inc.	750	27
Camden Property Trust REIT	261	21
Capital One Financial Corp.	261	13
Caterpillar, Inc.	224	26
Cheniere Energy, Inc. (b)	618	21
Citrix Systems, Inc.	266	38
CMS Energy Corp.	414	24
Coca-Cola Co. (The)	658	29
Comcast Corp., Class A	778	27
Consolidated Edison, Inc.	1,159	90
Cooper Cos., Inc. (The)	78	21
Crown Castle International Corp. REIT	1,266	183
CSX Corp.	601	34
CubeSmart REIT	356	9
Danaher Corp.	188	26
DiamondRock Hospitality Co. REIT	4,179	21
Discover Financial Services	384	14
Dover Corp.	228	19
Edison International	937	51
Equity Residential REIT	836	52
Essential Utilities, Inc.	1,246	51
Essex Property Trust, Inc. REIT	108	24
Evergy, Inc.	441	24
Eversource Energy	947	74
Facebook, Inc., Class A (b)	236	39
Federal Realty Investment Trust REIT	104	8
Freeport-McMoRan, Inc.	1,978	13
Garmin Ltd.	425	32
Gilead Sciences, Inc.	440	33
Globe Life, Inc.	318	23
Goldman Sachs Group, Inc. (The)	128	20
HD Supply Holdings, Inc. (b)	715	20
Healthcare Realty Trust, Inc. REIT	479	13
Healthpeak Properties, Inc. REIT	685	16
Host Hotels & Resorts, Inc. REIT	8,078	89
Hudson Pacific Properties, Inc. REIT	1,510	38
Intel Corp.	614	33
International Business Machines Corp.	322	36
Intuitive Surgical, Inc. (b)	44	22
Invitation Homes, Inc. REIT	453	10
JBG SMITH Properties REIT	544	17
Johnson & Johnson	349	46
JPMorgan Chase & Co.	520	47
Kinder Morgan, Inc.	2,466	34
LKQ Corp. (b)	706	14
Macerich Co. (The) REIT	5,644	32
Mack-Cali Realty Corp. REIT	2,559	39
Mastercard, Inc., Class A	164	40
Merck & Co., Inc.	416	32
Microsoft Corp.	900	142
Mid-America Apartment Communities, Inc. REIT	85	9
Mondelez International, Inc., Class A	801	40
Moody’s Corp.	108	23
NiSource, Inc.	2,360	59
Norfolk Southern Corp.	197	29
Paramount Group, Inc. REIT	2,212	19
PepsiCo, Inc.	340	41

Pfizer, Inc.	667	22
Procter & Gamble Co. (The)	353	39
ProLogis, Inc. REIT	342	27
Prudential Financial, Inc.	302	16
PTC, Inc. (b)	353	22
Public Storage REIT	129	26
QTS Realty Trust, Inc., Class A REIT	200	12
QUALCOMM, Inc.	357	24
Regency Centers Corp. REIT	1,016	39
salesforce.com, Inc. (b)	156	22
Sarepta Therapeutics, Inc. (b)	150	15
SBA Communications Corp. REIT	491	133
Sempra Energy	843	95
Simon Property Group, Inc. REIT	2,386	131
SL Green Realty Corp. REIT	3,513	151
Sunstone Hotel Investors, Inc. REIT	4,087	36
Teledyne Technologies, Inc. (b)	180	53
Thermo Fisher Scientific, Inc.	107	30
Tiffany & Co.	244	32
UnitedHealth Group, Inc.	125	31
Ventas, Inc. REIT	1,256	34
Verizon Communications, Inc.	702	38
Visa, Inc., Class A	141	23
Vornado Realty Trust REIT	2,894	105
Walt Disney Co. (The)	300	29
Waste Connections, Inc.	369	29
Waste Management, Inc.	538	50
Weingarten Realty Investors REIT	649	9
Williams Cos., Inc. (The)	545	8
Xcel Energy, Inc.	918	55
Yum! Brands, Inc.	255	17
		4,693
Total Common Stocks (Cost $10,435)		8,614

	Face Amount (000)
U.S. Treasury Securities (23.9%)
United States (23.9%)
U.S. Treasury Inflation Index Notes (TIPS),
0.13%, 7/15/22 — 7/15/24	$595	592
0.38%, 7/15/23 — 1/15/27	544	551
0.50%, 1/15/28	271	282
0.75%, 2/15/42	39	43
0.88%, 1/15/29	243	264
1.00%, 2/15/46	218	265
2.00%, 1/15/26	23	26
2.13%, 2/15/40	73	102
3.88%, 4/15/29	91	123
U.S. Treasury Inflation Indexed Bonds,
0.13%, 1/15/30	175	181
0.25%, 1/15/25	326	329
0.38%, 7/15/25	14	14
1.00%, 2/15/48	63	77
Total U.S. Treasury Securities (Cost $2,751)		2,849

	Shares
Short-Term Investment (2.7%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (c) (Cost $318)	318,142	318
Total Investments (99.0%) (Cost $13,504) (d)(e)(f)(g)		11,781
Other Assets in Excess of Liabilities (1.0%)		117
Net Assets (100.0%)		$11,898

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(d)	Securities are available for collateral in connection with open futures contract.
(e)

The approximate fair value and percentage of net assets, $3,265,000 and 27.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(g)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $356,000 and the aggregate gross unrealized depreciation is approximately $2,088,000, resulting in net unrealized depreciation of approximately $1,732,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.
TIPS	Treasury Inflation Protected Security.

Futures Contract:

The Fund had the following futures contract open at March 31, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Short:
U.S. Treasury 10 yr. Ultra Long Bond (United States)	1	Jun-20	(100)	$(156)	$(9)

Portfolio Composition

Classification	Percentage of Total Investments
Other*	48.6%
U.S. Treasury Securities	24.2
Equity Real Estate Investment Trusts (REITs)	20.8
Real Estate Management & Development	6.4
Total Investments	100.0	%**

*                 Industries and/or investment types representing less than 5% of total investments.

**          Does not include an open short futures contract with a value of approximately $156,000 and unrealized depreciation of approximately $9,000.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (96.4%)
Aerospace & Defense (2.6%)
HEICO Corp., Class A	166,101	$10,614

Capital Markets (3.0%)
CME Group, Inc.	23,965	4,144
Intercontinental Exchange, Inc.	50,537	4,081
S&P Global, Inc.	17,127	4,197
		12,422
Chemicals (6.3%)
Ecolab, Inc.	127,358	19,846
Sherwin-Williams Co. (The)	13,417	6,166
		26,012
Commercial Services & Supplies (3.0%)
Copart, Inc. (a)	81,842	5,608
Rollins, Inc.	179,777	6,497
		12,105
Containers & Packaging (1.5%)
Ball Corp.	94,254	6,094

Entertainment (8.5%)
Activision Blizzard, Inc.	113,078	6,726
Spotify Technology SA (a)	145,857	17,713
Take-Two Interactive Software, Inc. (a)	36,760	4,360
Walt Disney Co. (The)	64,992	6,278
		35,077
Health Care Equipment & Supplies (7.1%)
Danaher Corp.	42,906	5,939
Intuitive Surgical, Inc. (a)	47,039	23,294
		29,233
Health Care Technology (5.1%)
Veeva Systems, Inc., Class A (a)	135,336	21,163

Hotels, Restaurants & Leisure (2.7%)
Starbucks Corp.	168,033	11,046

Industrial Conglomerates (1.4%)
Roper Technologies, Inc.	18,810	5,865

Information Technology Services (12.6%)
Adyen N.V. (Netherlands) (a)	8,456	7,224
Okta, Inc. (a)	99,687	12,188
Shopify, Inc., Class A (Canada) (a)	56,067	23,376
Twilio, Inc., Class A (a)	102,996	9,217
		52,005
Interactive Media & Services (7.6%)
Alphabet, Inc., Class C (a)	10,422	12,119
Facebook, Inc., Class A (a)	37,321	6,225
Twitter, Inc. (a)	533,229	13,096
		31,440
Internet & Direct Marketing Retail (7.4%)
Amazon.com, Inc. (a)	15,559	30,336

Personal Products (1.3%)
Estee Lauder Cos., Inc. (The), Class A	34,186	5,447

Pharmaceuticals (2.8%)
Zoetis, Inc.	98,840	11,632

Professional Services (1.4%)
Verisk Analytics, Inc.	41,572	5,794

Software (19.4%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	54,116	7,428
Autodesk, Inc. (a)	35,023	5,467
Coupa Software, Inc. (a)	80,195	11,206
ServiceNow, Inc. (a)	87,695	25,131
Slack Technologies, Inc., Class A (a)	459,123	12,323
Workday, Inc., Class A (a)	142,418	18,546
		80,101
Textiles, Apparel & Luxury Goods (2.7%)
NIKE, Inc., Class B	135,953	11,249
Total Common Stocks (Cost $368,198)		397,635

Short-Term Investment (3.7%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $15,088)	15,087,815	15,088
Total Investments Excluding Purchased Options (100.1%) (Cost $383,286)		412,723
Total Purchased Options Outstanding (0.2%) (Cost $1,281)		1,019
Total Investments (100.3%) (Cost $384,567) (c)(d)(e)		413,742
Liabilities in Excess of Other Assets (-0.3%)		(1,259)
Net Assets (100.0%)		$412,483

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $10,000 relating to the Fund’s investment in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $7,224,000 and 1.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(e)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $51,070,000 and the aggregate gross unrealized depreciation is approximately $21,895,000, resulting in net unrealized appreciation of approximately $29,175,000.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
Royal Bank of Scotland	USD/CNH	CNH	7.75	Jan - 21	105,617,492	105,617	$707	$461	$246
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun - 20	73,805,968	73,806	108	381	(273)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep - 20	81,340,578	81,341	204	439	(235)
							$1,019	$1,281	$(262)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	26.1%
Software	19.4
Information Technology Services	12.6
Entertainment	8.5
Interactive Media & Services	7.6
Internet & Direct Marketing Retail	7.3
Health Care Equipment & Supplies	7.1
Chemicals	6.3
Health Care Technology	5.1
Total Investments	100.0%

*      Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (94.9%)
Biotechnology (1.2%)
Alnylam Pharmaceuticals, Inc. (a)	406,899	$44,291
Moderna, Inc. (a)	1,301,682	38,985
		83,276
Entertainment (7.6%)
Netflix, Inc. (a)	282,125	105,938
Roku, Inc. (a)	1,285,223	112,431
Spotify Technology SA (a)	2,387,165	289,898
		508,267
Health Care Equipment & Supplies (10.1%)
DexCom, Inc. (a)	1,210,840	326,043
Intuitive Surgical, Inc. (a)	710,705	351,948
		677,991
Health Care Providers & Services (2.0%)
Covetrus, Inc. (a)	3,882,112	31,600
Guardant Health, Inc. (a)	1,513,973	105,373
		136,973
Health Care Technology (5.6%)
Agilon Health Topco, Inc. (a)(b)(c) (acquisition cost — $25,030; acquired 11/7/18)	66,188	28,118
Veeva Systems, Inc., Class A (a)	2,216,408	346,580
		374,698
Information Technology Services (20.3%)
Adyen N.V. (Netherlands) (a)	157,068	134,187
MongoDB, Inc. (a)	1,274,842	174,067
Okta, Inc. (a)	2,489,291	304,341
Shopify, Inc., Class A (Canada) (a)	868,786	362,223
Square, Inc., Class A (a)	3,363,064	176,157
Twilio, Inc., Class A (a)	2,327,713	208,307
		1,359,282
Interactive Media & Services (4.8%)
Twitter, Inc. (a)	9,125,403	224,120
Zillow Group, Inc., Class C (a)	2,786,827	100,381
		324,501
Internet & Direct Marketing Retail (10.7%)
Amazon.com, Inc. (a)	236,389	460,892
Chewy, Inc., Class A (a)	3,742,947	140,323
Farfetch Ltd., Class A (a)	6,266,121	49,502
Wayfair, Inc., Class A (a)(d)	1,192,038	63,703
		714,420
Life Sciences Tools & Services (4.6%)
10X Genomics, Inc., Class A (a)	930,698	58,001
Illumina, Inc. (a)	907,669	247,903
		305,904
Road & Rail (4.8%)
Uber Technologies, Inc. (a)	11,637,943	324,931

Software (21.5%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	855,844	117,473
Coupa Software, Inc. (a)	1,460,632	204,094

ServiceNow, Inc. (a)	851,598	244,051
Slack Technologies, Inc., Class A (a)	13,686,172	367,337
Trade Desk, Inc. (The), Class A (a)	834,032	160,968
Zoom Video Communications, Inc., Class A (a)	2,356,197	344,288
		1,438,211
Specialty Retail (1.7%)
Carvana Co. (a)(d)	2,062,637	113,631
Total Common Stocks (Cost $5,200,225)		6,362,085

Preferred Stocks (0.9%)
Electronic Equipment, Instruments & Components (0.2%)
Magic Leap Series C (a)(b)(c) (acquisition cost — $18,812; acquired 12/22/15)	816,725	13,582

Internet & Direct Marketing Retail (0.7%)
Airbnb, Inc. Series D (a)(b)(c) (acquisition cost — $20,639; acquired 4/16/14)	506,928	51,240
Total Preferred Stocks (Cost $39,450)		64,822

Short-Term Investments (5.6%)
Securities held as Collateral on Loaned Securities (1.2%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	68,970,558	68,971

	Face Amount (000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., (0.01%, dated 3/31/20, due 4/1/20; proceeds $6,568; fully collateralized by U.S. Government obligations; 0.05% -1.25% due 7/15/20 - 1/31/22; valued at $6,700)	$6,568	6,568
HSBC Securities USA, Inc., (0.01%, dated 3/31/20, due 4/1/20; proceeds $2,874; fully collateralized by U.S. Government obligations; 0.00% - 2.88% due 5/14/20 - 8/15/46; valued at $2,931)	2,874	2,874
Merrill Lynch & Co., Inc., (0.01%, dated 3/31/20, due 4/1/20; proceeds $2,258; fully collateralized by a U.S. Government obligation; 2.00% due 1/15/21; valued at $2,303)	2,258	2,258
		11,700
Total Securities held as Collateral on Loaned Securities (Cost $80,671)		80,671

	Shares
Investment Company (4.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $291,714)	291,714,136	291,714
Total Short-Term Investments (Cost $372,385)		372,385
Total Investments Excluding Purchased Options (101.4%) (Cost $5,612,060)		6,799,292
Total Purchased Options Outstanding (0.2%) (Cost $21,862)		16,457
Total Investments (101.6%) (Cost $5,633,922) Including $83,306 of Securities Loaned (f)(g)(h)		6,815,749
Liabilities in Excess of Other Assets (-1.6%)		(110,052)
Net Assets (100.0%)		$6,705,697

(a)	Non-income producing security.
(b)

At March 31, 2020, the Fund held fair valued securities valued at approximately $92,940,000, representing 1.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2020 amounts to approximately $92,940,000 and represents 1.4% of net assets.

(d)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2020, were approximately $83,306,000 and $81,190,000, respectively. The Fund received cash collateral of approximately $80,671,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $519,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $99,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $134,187,000 and 2.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund engaged in cross-trade purchases of approximately $9,714,000.

(h)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,879,361,000 and the aggregate gross unrealized depreciation is approximately $697,534,000, resulting in net unrealized appreciation of approximately $1,181,827,000.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
Royal Bank of Scotland	USD/CNH	CNH	7.75	Jan - 21	1,640,578,609	1,640,579	$10,984	$7,164	$3,820
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun - 20	1,458,816,594	1,458,817	2,134	7,528	(5,394)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep - 20	1,328,514,158	1,328,514	3,339	7,170	(3,831)
							$16,457	$21,862	$(5,405)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	23.7%
Software	21.4
Information Technology Services	20.2
Internet & Direct Marketing Retail	11.4
Health Care Equipment & Supplies	10.1
Entertainment	7.6
Health Care Technology	5.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2020.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (91.8%)
Biotechnology (2.2%)
Editas Medicine, Inc. (a)	30,973	$614
Intellia Therapeutics, Inc. (a)(b)	46,904	574
Moderna, Inc. (a)	30,112	902
Passage Bio, Inc. (a)	62,738	988
		3,078
Diversified Holding Companies (0.3%)
Healthcare Merger Corp. (a)	39,831	394

Diversified Telecommunication Services (3.3%)
Anterix, Inc.	102,014	4,659

Entertainment (3.6%)
Roku, Inc. (a)	58,509	5,118

Equity Real Estate Investment Trusts (REITs) (0.5%)
JBG SMITH Properties REIT	10,803	344
Lamar Advertising Co. REIT	7,009	359
		703
Health Care Equipment & Supplies (5.7%)
Penumbra, Inc. (a)	29,121	4,698
Quotient Ltd. (a)(b)	519,130	2,051
Shockwave Medical, Inc. (a)	41,351	1,372
		8,121
Health Care Providers & Services (3.2%)
Covetrus, Inc. (a)	99,142	807
Guardant Health, Inc. (a)	33,456	2,328
HealthEquity, Inc. (a)	26,046	1,318
		4,453
Health Care Technology (4.5%)
Inspire Medical Systems, Inc. (a)	80,569	4,857
Phreesia, Inc. (a)	71,049	1,494
		6,351
Hotels, Restaurants & Leisure (0.2%)
Six Flags Entertainment Corp.	26,798	336

Household Durables (0.2%)
Mohawk Industries, Inc. (a)	4,735	361

Information Technology Services (10.4%)
Fastly, Inc., Class A (a)	314,397	5,968
MongoDB, Inc. (a)	64,166	8,761
		14,729
Interactive Media & Services (3.2%)
Pinterest, Inc., Class A (a)	146,024	2,254
Yelp, Inc. (a)	16,200	292
Zillow Group, Inc., Class C (a)	55,183	1,988
		4,534
Internet & Direct Marketing Retail (6.3%)
Farfetch Ltd., Class A (a)	241,008	1,904
Overstock.com, Inc. (a)	146,251	730
RealReal, Inc. (The) (a)	92,060	645
Stitch Fix, Inc., Class A (a)(b)	268,042	3,404
Wayfair, Inc., Class A (a)	40,902	2,186
		8,869

Leisure Products (1.4%)
Peloton Interactive, Inc., Class A (a)	76,856	2,041

Life Sciences Tools & Services (9.8%)
10X Genomics, Inc., Class A (a)	84,352	5,257
Adaptive Biotechnologies Corp. (a)	26,297	730
NanoString Technologies, Inc. (a)	328,030	7,889
		13,876
Machinery (0.3%)
Middleby Corp. (The) (a)	6,592	375

Media (1.5%)
Cardlytics, Inc. (a)	59,677	2,086

Oil, Gas & Consumable Fuels (0.5%)
Texas Pacific Land Trust	1,767	672

Real Estate Management & Development (5.3%)
FirstService Corp. (Canada)	63,130	4,868
Howard Hughes Corp. (The) (a)	12,052	609
Redfin Corp. (a)	127,886	1,972
		7,449
Road & Rail (2.0%)
Lyft, Inc., Class A	105,668	2,837

Software (22.5%)
Alteryx, Inc., Class A (a)	39,594	3,768
Appfolio, Inc., Class A (a)	21,901	2,430
Appian Corp. (a)(b)	103,861	4,179
Avalara, Inc. (a)	93,958	7,009
Bill.Com Holdings, Inc. (a)(b)	46,817	1,601
Coupa Software, Inc. (a)	38,680	5,405
Smartsheet, Inc., Class A (a)	177,287	7,359
		31,751
Specialty Retail (3.1%)
Carvana Co. (a)(b)	66,933	3,687
Party City Holdco, Inc. (a)	1,389,076	637
		4,324
Textiles, Apparel & Luxury Goods (1.0%)
Brunello Cucinelli SpA (Italy)	44,865	1,359

Trading Companies & Distributors (0.8%)
EVI Industries, Inc. (a)	69,096	1,090
Total Common Stocks (Cost $134,359)		129,566

Preferred Stocks (6.0%)
Health Care Technology (3.7%)
Grand Rounds, Inc. Series B (a)(c)(d) (acquisition cost — $3,362; acquired 7/3/14)	3,269,139	5,198

Software (2.3%)
Lookout, Inc. Series F (a)(c)(d) (acquisition cost — $13,476; acquired 6/17/14)	1,179,743	3,197
Total Preferred Stocks (Cost $16,838)		8,395

Short-Term Investments (10.3%)
Securities held as Collateral on Loaned Securities (7.5%)
Investment Company (6.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	9,064,735	9,065

	Face Amount (000)
Repurchase Agreements (1.1%)
Barclays Capital, Inc., (0.01%, dated 3/31/20, due 4/1/20; proceeds $863; fully collateralized by U.S. Government obligations; 0.05% -1.25% due 7/15/20 - 1/31/22; valued at $881)	$863	863
HSBC Securities USA, Inc., (0.01%, dated 3/31/20, due 4/1/20; proceeds $378; fully collateralized by U.S. Government obligations; 0.00% - 2.88% due 5/14/20 - 8/15/46; valued at $385)	378	378
Merrill Lynch & Co., Inc., (0.01%, dated 3/31/20, due 4/1/20; proceeds $297; fully collateralized by a U.S. Government obligation; 2.00% due 1/15/21; valued at $303)	297	297
		1,538
Total Securities held as Collateral on Loaned Securities (Cost $10,603)		10,603

	Shares
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $3,924)	3,924,206	3,924
Total Short-Term Investments (Cost $14,527)		14,527
Total Investments Excluding Purchased Options (108.1%) (Cost $165,724)		152,488
Total Purchased Options Outstanding (0.3%) (Cost $619)		427
Total Investments (108.4%) (Cost $166,343) Including $10,212 of Securities Loaned (f)(g)(h)		152,915
Liabilities in Excess of Other Assets (-8.4%)		(11,830)
Net Assets (100.0%)		$141,085

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2020, were approximately $10,212,000 and $10,671,000, respectively. The Fund received cash collateral of approximately $10,603,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2020, there was uninvested cash collateral of approximately $68,000, which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)

At March 31, 2020, the Fund held fair valued securities valued at approximately $8,395,000, representing 6.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2020 amounts to approximately $8,395,000 and represents 6.0% of net assets.

(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $1,359,000 and 1.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund engaged in cross-trade purchases of approximately $185,000.

(h)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $20,851,000 and the aggregate gross unrealized depreciation is approximately $34,279,000, resulting in net unrealized depreciation of approximately $13,428,000.

REIT	Real Estate Investment Trust.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
Royal Bank of Scotland	USD/CNH	CNH	7.75	Jan - 21	39,285,388	39,285	$263	$171	$92
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun - 20	47,224,306	47,224	69	244	(175)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep - 20	37,829,268	37,829	95	204	(109)
							$427	$619	$(192)

CNH	Chinese Yuan Renminbi Offshore
USD	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	29.8%
Software	24.6
Information Technology Services	10.4
Life Sciences Tools & Services	9.8
Health Care Technology	8.1
Internet & Direct Marketing Retail	6.3
Health Care Equipment & Supplies	5.7
Real Estate Management & Development	5.3
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2020.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (99.7%)
Banks (11.1%)
First Republic Bank	5,414	$446
JPMorgan Chase & Co.	7,853	707
SVB Financial Group (a)	2,821	426
		1,579
Building Products (3.2%)
Fortune Brands Home & Security, Inc.	10,542	456

Capital Markets (6.7%)
Ameriprise Financial, Inc.	3,433	352
Charles Schwab Corp. (The)	14,447	486
S&P Global, Inc.	455	111
		949
Commercial Services & Supplies (0.9%)
Waste Management, Inc.	1,314	122

Electric Utilities (3.8%)
American Electric Power Co., Inc.	742	59
NextEra Energy, Inc.	2,019	486
		545
Equity Real Estate Investment Trusts (REITs) (7.3%)
Essex Property Trust, Inc. REIT	1,829	403
STORE Capital Corp. REIT	16,034	290
Welltower, Inc. REIT	7,594	348
		1,041
Health Care Equipment & Supplies (4.8%)
Danaher Corp.	4,987	690

Health Care Providers & Services (2.8%)
Cigna Corp. (a)	2,267	402

Health Care Technology (1.9%)
Veeva Systems, Inc., Class A (a)	1,774	277

Hotels, Restaurants & Leisure (8.4%)
McDonald’s Corp.	4,556	753
Starbucks Corp.	6,704	441
		1,194
Household Durables (2.5%)
Lennar Corp., Class A	9,248	353

Information Technology Services (8.1%)
Mastercard, Inc., Class A	4,780	1,155

Interactive Media & Services (2.9%)
Alphabet, Inc., Class A (a)	356	414

Oil, Gas & Consumable Fuels (1.2%)
Chevron Corp.	2,370	172

Personal Products (3.9%)
Estee Lauder Cos., Inc. (The), Class A	3,509	559

Software (13.1%)
Adobe, Inc. (a)	511	162
Microsoft Corp.	10,785	1,701
		1,863
Specialty Retail (3.5%)
Home Depot, Inc. (The)	2,699	504

Tech Hardware, Storage & Peripherals (7.3%)
Apple, Inc.	4,091	1,040

Textiles, Apparel & Luxury Goods (3.9%)
Lululemon Athletica, Inc. (a)	2,932	556

Trading Companies & Distributors (2.4%)
United Rentals, Inc. (a)	3,262	336
Total Common Stocks (Cost $13,683)		14,207

Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $156)	156,214	156
Total Investments (100.8%) (Cost $13,839) (c)(d)		14,363
Liabilities in Excess of Other Assets (-0.8%)		(117)
Net Assets (100.0%)		$14,246

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(d)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,080,000 and the aggregate gross unrealized depreciation is approximately $1,556,000, resulting in net unrealized appreciation of approximately $524,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	38.6%
Software	13.0
Banks	11.0
Hotels, Restaurants & Leisure	8.3
Information Technology Services	8.0
Equity Real Estate Investment Trusts (REITs)	7.3
Tech Hardware, Storage & Peripherals	7.2
Capital Markets	6.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (98.6%)
Apartments (16.4%)
American Campus Communities, Inc. REIT	70,200	$1,948
Apartment Investment & Management Co., Class A REIT	23,936	841
AvalonBay Communities, Inc. REIT	25,541	3,759
Camden Property Trust REIT	32,581	2,582
Equity Residential REIT	60,311	3,722
Essex Property Trust, Inc. REIT	6,814	1,501
Mid-America Apartment Communities, Inc. REIT	11,505	1,185
UDR, Inc. REIT	25,671	938
		16,476
Data Centers (4.7%)
Digital Realty Trust, Inc. REIT	28,180	3,915
QTS Realty Trust, Inc., Class A REIT	12,948	751
		4,666
Diversified (4.8%)
JBG SMITH Properties REIT	38,384	1,222
Mack-Cali Realty Corp. REIT	50,769	773
Vornado Realty Trust REIT	76,275	2,762
		4,757
Health Care (8.3%)
Diversified Healthcare Trust REIT	35,380	128
Five Star Senior Living, Inc. (a)	2,405	7
Healthcare Realty Trust, Inc. REIT	110,555	3,088
Healthcare Trust of America, Inc., Class A REIT	37,934	921
Healthpeak Properties, Inc. REIT	46,013	1,097
Ventas, Inc. REIT	71,702	1,922
Welltower, Inc. REIT	26,019	1,191
		8,354
Industrial (9.6%)
Duke Realty Corp. REIT	21,065	682
Exeter Industrial Value Fund, LP (a)(b)(c)	7,905,000	498
Lexington Realty Trust REIT	49,620	493
ProLogis, Inc. REIT	99,463	7,994
		9,667
Lodging/Resorts (8.6%)
DiamondRock Hospitality Co. REIT	339,041	1,722
Host Hotels & Resorts, Inc. REIT	462,548	5,107
Sunstone Hotel Investors, Inc. REIT	205,498	1,790
		8,619
Manufactured Homes (0.1%)
Equity Lifestyle Properties, Inc. REIT	860	49

Office (23.8%)
Alexandria Real Estate Equities, Inc. REIT	11,717	1,606
Boston Properties, Inc. REIT	60,787	5,606
Cousins Properties, Inc. REIT	56,130	1,643
Douglas Emmett, Inc. REIT	24,664	752
Highwoods Properties, Inc. REIT	11,540	409
Hudson Pacific Properties, Inc. REIT	136,654	3,466
Kilroy Realty Corp. REIT	16,218	1,033
Paramount Group, Inc. REIT	175,944	1,548
SL Green Realty Corp. REIT	181,296	7,814
		23,877

Regional Malls (8.4%)
Macerich Co. (The) REIT	223,644	1,259
Simon Property Group, Inc. REIT	130,354	7,151
		8,410
Self Storage (6.8%)
CubeSmart REIT	69,771	1,869
Extra Space Storage, Inc. REIT	13,410	1,284
Life Storage, Inc. REIT	6,599	624
Public Storage REIT	15,319	3,043
		6,820
Shopping Centers (2.9%)
Brixmor Property Group, Inc. REIT	3,830	36
Regency Centers Corp. REIT	42,430	1,631
Weingarten Realty Investors REIT	88,610	1,279
		2,946
Single Family Homes (3.0%)
American Homes 4 Rent, Class A REIT	31,488	730
Invitation Homes, Inc. REIT	105,522	2,255
		2,985
Specialty (1.2%)
Gaming and Leisure Properties, Inc. REIT	43,045	1,193
Total Common Stocks (Cost $115,777)		98,819

Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $647)	646,966	647
Total Investments (99.2%) (Cost $116,424) (e)(f)		99,466
Other Assets in Excess of Liabilities (0.8%)		843
Net Assets (100.0%)		$100,309

(a)	Non-income producing security.
(b)

At March 31, 2020, the Fund held a fair valued security valued at approximately $498,000, representing 0.5% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(c)

Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $0. At March 31, 2020, this security had an aggregate market value of approximately $498,000, representing 0.5% of net assets.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(f)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $14,777,000 and the aggregate gross unrealized depreciation is approximately $31,735,000, resulting in net unrealized depreciation of approximately $16,958,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Office	24.0%
Other	17.3
Apartments	16.6
Industrial	9.7
Lodging/Resorts	8.7
Regional Malls	8.4
Health Care	8.4
Self Storage	6.9
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (95.4%)
Angola (0.3%)
Sovereign (0.3%)
Angolan Government International Bond,
8.00%, 11/26/29 (a)	$330	$138

Argentina (1.7%)
Corporate Bonds (1.5%)
Pampa Energia SA,
9.13%, 4/15/29 (a)	300	202
Province of Santa Fe,
6.90%, 11/1/27 (a)	400	212
Provincia de Cordoba,
7.45%, 9/1/24 (a)	330	160
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)	230	94
Telecom Argentina SA,
8.00%, 7/18/26 (a)	50	38
		706
Sovereign (0.2%)
Argentine Republic Government International Bond,
7.50%, 4/22/26	370	106
		812
Armenia (0.5%)
Corporate Bond (0.5%)
Ardshinbank CJSC Via Dilijan Finance BV,
6.50%, 1/28/25 (a)	270	228

Azerbaijan (0.7%)
Sovereign (0.7%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32	360	305

Bahrain (0.5%)
Sovereign (0.5%)
Bahrain Government International Bond,
7.50%, 9/20/47	300	254

Belarus (0.8%)
Sovereign (0.8%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)	400	366

Brazil (7.8%)
Corporate Bonds (2.0%)
CSN Islands XI Corp.,
6.75%, 1/28/28 (a)	360	232
CSN Resources SA,
7.63%, 4/17/26 (a)	260	171
Hidrovias International Finance SARL,
5.95%, 1/24/25	200	171
Minerva Luxembourg SA,
5.88%, 1/19/28 (a)	200	178

6.50%, 9/20/26	200		184
			936
Sovereign (5.8%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/25 – 1/1/27	BRL	11,465	2,498
Brazilian Government International Bond,
4.50%, 5/30/29	$200		206
			2,704
			3,640
Chile (2.5%)
Corporate Bonds (1.0%)
Colbun SA,
3.15%, 3/6/30 (a)	400		351
Geopark Ltd.,
6.50%, 9/21/24 (a)	200		115
			466
Sovereign (1.5%)
Bonos de la Tesoreria de la Republica en pesos,
4.50%, 3/1/26	CLP	360,000	460
Chile Government International Bond,
3.50%, 1/25/50	$230		239
			699
			1,165
China (4.4%)
Corporate Bonds (3.1%)
China Evergrande Group,
8.25%, 3/23/22	250		204
China SCE Group Holdings Ltd.,
7.38%, 4/9/24	250		218
Country Garden Holdings Co., Ltd.,
7.25%, 4/8/26	260		257
Scenery Journey Ltd.,
13.00%, 11/6/22	300		225
Sunac China Holdings Ltd.,
7.50%, 2/1/24	300		272
Yuzhou Properties Co. Ltd.,
8.38%, 10/30/24	300		264
			1,440
Sovereign (1.3%)
China Government Bond,
3.13%, 11/21/29	CNY	1,400	206
Sinopec Group Overseas Development 2018 Ltd.,
2.95%, 11/12/29 (a)	$400		419
			625
			2,065
Colombia (4.0%)
Corporate Bonds (2.0%)
Banco de Bogota SA,
4.38%, 8/3/27	300		271

Canacol Energy Ltd.,
7.25%, 5/3/25 (a)	200		174
Grupo Aval Ltd.,
4.38%, 2/4/30 (a)	200		161
Termocandelaria Power Ltd.,
7.88%, 1/30/29 (a)	400		328
			934
Sovereign (2.0%)
Colombian TES,
Series B
6.00%, 4/28/28	COP	1,852,200	426
7.00%, 6/30/32	253,800		61
7.50%, 8/26/26	1,315,100		332
10.00%, 7/24/24	454,100		128
			947
			1,881
Costa Rica (0.4%)
Sovereign (0.4%)
Costa Rica Government International Bond,
6.13%, 2/19/31 (a)	$200		170
Dominican Republic (1.5%)
Corporate Bond (0.8%)
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, (Units)
7.95%, 5/11/26 (a)(b)	400		375

Sovereign (0.7%)
Dominican Republic International Bond,
5.88%, 1/30/60 (a)	150		128
9.75%, 6/5/26 (a)	DOP	10,550	177
			305
			680
Ecuador (0.7%)
Sovereign (0.7%)
Ecuador Government International Bond,
7.88%, 1/23/28	$240		68
8.88%, 10/23/27	290		79
9.63%, 6/2/27	200		57
10.75%, 1/31/29	400		115
			319
Egypt (2.5%)
Corporate Bond (1.2%)
African Export-Import Bank (The),
3.99%, 9/21/29 (a)	590		558

Sovereign (1.3%)
Egypt Government International Bond,
4.75%, 4/16/26	EUR	100	95
6.38%, 4/11/31 (a)	330		290

8.15%, 11/20/59 (a)		$260	213
			598
			1,156
El Salvador (0.4%)
Sovereign (0.4%)
El Salvador Government International Bond,
7.12%, 1/20/50 (a)	150		117
8.63%, 2/28/29 (a)	80		78
			195
Gabon (0.3%)
Sovereign (0.3%)
Gabon Government International Bond,
6.63%, 2/6/31 (a)	200		124

Georgia (0.3%)
Corporate Bond (0.3%)
Bank of Georgia JSC,
11.00%, 6/1/20 (a)	GEL	500	152

Ghana (1.2%)
Corporate Bond (0.5%)
Kosmos Energy Ltd.,
7.13%, 4/4/26 (a)		$400	218

Sovereign (0.7%)
Ghana Government International Bond,
8.63%, 6/16/49 (a)	260		184
8.95%, 3/26/51 (a)	200		142
			326
			544
Guatemala (0.6%)
Sovereign (0.6%)
Guatemala Government Bond,
4.88%, 2/13/28	300		294

Hungary (0.8%)
Sovereign (0.8%)
Hungary Government Bond,
3.00%, 10/27/27	HUF	78,900	255
5.50%, 6/24/25	39,170		142
			397
India (0.8%)
Corporate Bonds (0.8%)
Greenko Investment Co.,
4.88%, 8/16/23 (a)		$240	197
Shriram Transport Finance Co., Ltd.,
5.95%, 10/24/22 (a)	200		155
			352

Indonesia (7.1%)
Corporate Bonds (1.7%)
Indo Energy Finance II BV,
6.38%, 1/24/23		485	344
Jababeka International BV,
6.50%, 10/5/23 (a)		460	297
Soechi Capital Pte Ltd.,
8.38%, 1/31/23 (a)		200	138
			779
Sovereign (5.4%)
Indonesia Government International Bond,
3.85%, 7/18/27		200	203
5.35%, 2/11/49		200	229
Indonesia Treasury Bond,
7.00%, 9/15/30	IDR	4,600,000	264
7.50%, 8/15/32		7,390,000	425
8.13%, 5/15/24		10,167,000	643
8.38%, 3/15/34 – 4/15/39		5,600,000	345
8.75%, 5/15/31		1,310,000	83
9.00%, 3/15/29		1,395,000	90
Pertamina Persero PT,
6.50%, 11/7/48 (a)	$200		222
			2,504
			3,283
Iraq (0.3%)
Sovereign (0.3%)
Iraq International Bond,
6.75%, 3/9/23 (a)		200	163

Israel (0.6%)
Corporate Bond (0.6%)
Teva Pharmaceutical Finance Netherlands III BV,
7.13%, 1/31/25		300	299

Jamaica (0.8%)
Sovereign (0.8%)
Jamaica Government International Bond,
8.00%, 3/15/39		350	385

Jordan (0.7%)
Sovereign (0.7%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)		400	337

Lebanon (0.1%)
Sovereign (0.1%)
Lebanon Government International Bond,
6.85%, 3/23/27 (c)(d)		266	51

Lithuania (0.5%)
Corporate Bond (0.5%)
ASG Finance Designated Activity Co.,
7.88%, 12/3/24 (a)		340	213

Malaysia (2.7%)
Sovereign (2.7%)
Malaysia Government Bond,
3.66%, 10/15/20	MYR	137	32
3.96%, 9/15/25		2,597	625
4.16%, 7/15/21		875	207
4.18%, 7/15/24		762	184
4.23%, 6/30/31		246	60
4.50%, 4/15/30		559	137
			1,245
Mexico (11.2%)
Corporate Bonds (2.9%)
Alfa SAB de CV,
6.88%, 3/25/44	$400		364
Alpha Holding SA de CV,
10.00%, 12/19/22 (a)		200	140
Financiera Independencia SAB de CV SOFOM ENR,
8.00%, 7/19/24 (a)		250	153
Operadora de Servicios Mega SA de CV Sofom ER,
8.25%, 2/11/25 (a)		200	138
Orbia Advance Corp. SAB de CV,
5.50%, 1/15/48		200	175
Trust Fibra Uno F/1401,
6.39%, 1/15/50 (a)		240	223
Unifin Financiera SAB de CV,
7.25%, 9/27/23		200	141
			1,334
Sovereign (8.3%)
Mexican Bonos,
Series M
6.50%, 6/10/21	MXN	9,837	415
7.50%, 6/3/27		18,442	791
7.75%, 5/29/31		5,070	219
8.00%, 6/11/20 – 12/7/23		7,672	329
10.00%, 12/5/24		15,250	727
Mexico Government International Bond,
4.50%, 4/22/29	$200		206
Petroleos Mexicanos,
6.35%, 2/12/48		234	149
6.50%, 3/13/27 – 1/23/29		626	463
6.75%, 9/21/47		200	132
6.95%, 1/28/60 (a)		365	249
7.69%, 1/23/50		300	210
			3,890
			5,224
Moldova (0.8%)
Corporate Bond (0.8%)
Aragvi Finance International DAC,
12.00%, 4/9/24 (a)		460	387

Nigeria (3.2%)
Corporate Bonds (2.6%)
Fidelity Bank PLC,
10.50%, 10/16/22 (a)		420	440

IHS Netherlands Holdco BV,
8.00%, 9/18/27 (a)		270	224
United Bank for Africa PLC,
7.75%, 6/8/22 (a)		540	532
			1,196
Sovereign (0.6%)
Nigeria Government International Bond,
7.14%, 2/23/30 (a)		200	141
9.25%, 1/21/49 (a)		200	142
			283
			1,479
Panama (0.4%)
Sovereign (0.4%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)		200	205

Paraguay (1.3%)
Sovereign (1.3%)
Paraguay Government International Bond,
4.70%, 3/27/27 (a)		200	204
5.40%, 3/30/50 (a)		400	408
			612
Peru (1.9%)
Corporate Bond (0.4%)
Lima Metro Line 2 Finance Ltd.,
4.35%, 4/5/36 (a)		200	191

Sovereign (1.5%)
Peru Government Bond,
5.35%, 8/12/40 (a)	PEN	1,870	528
5.40%, 8/12/34 (a)		659	192
6.15%, 8/12/32 (a)		1	1
			721
			912
Philippines (0.4%)
Corporate Bond (0.4%)
SMC Global Power Holdings Corp.,
6.50%, 4/25/24 (e)	$200		172

Poland (5.1%)
Sovereign (5.1%)
Republic of Poland Government Bond,
3.25%, 7/25/25	PLN	2,514	669
4.00%, 10/25/23		1,455	388
5.75%, 10/25/21 – 9/23/22		2,680	721
Republic of Poland Government International Bond,
5.00%, 3/23/22	$570		609
			2,387

Qatar (2.1%)
Sovereign (2.1%)
Qatar Government International Bond,
4.82%, 3/14/49 (a)	830		982

Romania (1.2%)
Sovereign (1.2%)
Romania Government Bond,
4.75%, 2/24/25	RON	2,310	541

Russia (5.5%)
Corporate Bond (0.5%)
Alfa Bank AO Via Alfa Bond Issuance PLC, Series NOV
5.95%, 4/15/30	$300		258

Sovereign (5.0%)
Russian Federal Bond - OFZ,
6.90%, 5/23/29	RUB	75,465	980
7.70%, 3/23/33	46,360		640
Russian Foreign Bond - Eurobond,
5.63%, 4/4/42	$600		733
			2,353
			2,611
Saudi Arabia (1.3%)
Sovereign (1.3%)
Saudi Government International Bond,
5.25%, 1/16/50 (a)	540		607

Senegal (1.2%)
Sovereign (1.2%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)	600		542

South Africa (3.4%)
Sovereign (3.4%)
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25	200		144
8.45%, 8/10/28 (a)	400		278
Republic of South Africa Government Bond,
6.75%, 3/31/21	ZAR	770	43
8.00%, 1/31/30	15,521		712
8.25%, 3/31/32	6,937		309
8.75%, 1/31/44	820		35
9.00%, 1/31/40	1,500		66
			1,587
Supernational (0.7%)
Sovereign (0.7%)
Banque Ouest Africaine de Developpement,
4.70%, 10/22/31 (a)	$370		337

Tanzania, United Republic of (0.8%)
Corporate Bond (0.8%)
HTA Group Ltd.,
9.13%, 3/8/22 (a)	400		375

Thailand (2.3%)
Sovereign (2.3%)
Thailand Government Bond,
3.63%, 6/16/23	THB	12,500	413
4.88%, 6/22/29	17,434		685
			1,098
Turkey (2.7%)
Sovereign (2.7%)
Turkey Government Bond,
8.00%, 3/12/25	TRY	2,233	279
10.50%, 8/11/27	1,430		192
11.00%, 2/24/27	586		81
Turkey Government International Bond,
6.35%, 8/10/24	$530		504
7.25%, 12/23/23	200		196
			1,252
Ukraine (3.1%)
Corporate Bond (0.4%)
NAK Naftogaz Ukraine via Kondor Finance PLC,
7.13%, 7/19/24	EUR	200	184

Sovereign (2.7%)
Ukraine Government International Bond,
6.75%, 6/20/26 (a)	100		98
7.75%, 9/1/23 – 9/1/26	$513		476
9.75%, 11/1/28 (a)	200		195
9.75%, 11/1/28	520		508
			1,277
			1,461
United Arab Emirates (1.1%)
Corporate Bonds (1.1%)
DP World PLC,
5.63%, 9/25/48 (a)	400		339
MAF Global Securities Ltd.,
6.38%, 3/20/26 (e)	250		192
			531
Venezuela (0.2%)
Sovereign (0.2%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (c)(d)	1,582		111
Total Fixed Income Securities (Cost $53,975)			44,626

No. of Warrants
Warrant (0.0%)
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, 0.00% expires 4/15/20 (Cost $—)	495	1

Shares
Short-Term Investments (5.2%)
United States (5.1%)
Investment Company (5.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $2,396)	2,395,683	2,396

	Face Amount (000)
United States (0.1%)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
1.53%, 7/30/20 (g)(Cost $30)	$30	30
Total Short-Term Investments (Cost $2,426)		2,426
Total Investments (100.6%) (Cost $56,401) (h)(i)(j)		47,053
Liabilities in Excess of Other Assets (-0.6%)		(283)
Net Assets (100.0%)		$46,770

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Consists of one or more classes of securities traded together as a unit.
(c)	Non-income producing security; bond in default.
(d)	Issuer in bankruptcy.
(e)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2020.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(g)	Rate shown is the yield to maturity at March 31, 2020.
(h)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(i)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(j)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $570,000 and the aggregate gross unrealized depreciation is approximately $9,733,000, resulting in net unrealized depreciation of approximately $9,163,000.

OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	BRL	2,023		$389	4/2/20	$ (—@ )
BNP Paribas SA	$396		BRL	2,023	4/2/20	(7)
State Street Bank and Trust Co.	BRL	430		$83	4/2/20	(—@ )
State Street Bank and Trust Co.	BRL	2,453		$581	4/2/20	109
State Street Bank and Trust Co.	$472		BRL	2,453	4/2/20	—@
State Street Bank and Trust Co.	$95		BRL	430	4/2/20	(13)
JPMorgan Chase Bank NA	EUR	780		$870	6/10/20	8
JPMorgan Chase Bank NA	PLN	1,450		$340	6/10/20	(10)
State Street Bank and Trust Co.	MXN	16,260		$756	6/10/20	78
State Street Bank and Trust Co.	RUB	13,000		$177	6/10/20	13
BNP Paribas SA	BRL	2,023		$394	7/2/20	7
						$185

@	—	Value is less than $500.
BRL	—	Brazilian Real
CLP	—	Chilean Peso
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
DOP	—	Dominican Peso
EUR	—	Euro
GEL	—	Georgian Lari
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	68.7%
Corporate Bonds	26.1
Short-Term Investments	5.2
Other*	0.0	**
Total Investments	100.0	%***

*	Industries and/or investment types representing less than 5% of total investments.
**	Amount is less than 0.05%.
***	Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $185,000.

Morgan Stanley Institutional Fund, Inc.

Global Endurance Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (92.9%)
Canada (12.4%)
Brookfield Asset Management, Inc., Class A	519	$23
Colliers International Group, Inc.	1,910	91
Constellation Software, Inc.	159	145
		259
Finland (1.6%)
Revenio Group Oyj	1,365	33

Germany (3.5%)
CompuGroup Medical SE	1,182	72

New Zealand (4.4%)
Ryman Healthcare Ltd.	15,165	92

Sweden (5.0%)
AddLife AB, Class B	2,335	66
Cellavision AB	1,492	37
		103
United Kingdom (7.0%)
Blue Prism Group PLC (a)(b)	3,882	54
Melrose Industries PLC	28,691	32
Victoria PLC (a)	22,763	59
		145
United States (59.0%)
Alteryx, Inc., Class A (a)	399	38
Appfolio, Inc., Class A (a)	626	69
Appian Corp. (a)	2,807	113
At Home Group, Inc. (a)	10,419	21
Cardlytics, Inc. (a)	2,903	102
Carvana Co. (a)	2,804	155
Fastly, Inc., Class A (a)	7,082	134
Invitae Corp. (a)(b)	1,846	25
JBG SMITH Properties REIT	332	11
Party City Holdco, Inc. (a)	28,630	13
Six Flags Entertainment Corp.	875	11
Smartsheet, Inc., Class A (a)	2,980	124
Stitch Fix, Inc., Class A (a)(b)	5,159	66
TransDigm Group, Inc.	73	23
UnitedHealth Group, Inc.	422	105
Wayfair, Inc., Class A (a)(b)	1,122	60
XPO Logistics, Inc. (a)	2,419	118
Zoom Video Communications, Inc., Class A (a)	269	39
		1,227
Total Common Stocks (Cost $2,134)		1,931

Short-Term Investments (5.2%)
Securities held as Collateral on Loaned Securities (3.6%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $64)	64,194	64

	Face Amount (000)	Value (000)
Repurchase Agreements (0.5%)
Barclays Capital, Inc. (0.01%, dated 3/31/20, due 4/1/20; proceeds $6; fully collateralized by U.S. Government obligations; 0.05% -1.25% due 7/15/20 - 1/31/22; valued at $6)	$6	6
HSBC Securities USA, Inc. (0.01%, dated 3/31/20, due 4/1/20; proceeds $3; fully collateralized by U.S. Government obligations; 0.00% - 2.88% due 5/14/20 - 8/15/46; valued at $3)	2	3
Merrill Lynch & Co., Inc. (0.01%, dated 3/31/20, due 4/1/20; proceeds $2; fully collateralized by a U.S. Government obligation; 2.00% due 1/15/21; valued at $2)	2	2
		11
Total Securities held as Collateral on Loaned Securities (Cost $75)		75

	Shares
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $34)	33,701	34
Total Short-Term Investments (Cost $109)		109
Total Investments (98.1%) (Cost $2,243) Including $128 of Securities Loaned (d)(e)(f)		2,040
Other Assets in Excess of Liabilities (1.9%)		40
Net Assets (100.0%)		$2,080

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2020, were approximately $128,000 and $131,000, respectively. The Fund received cash collateral of approximately $76,000, of which approximately $75,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2020, there was uninvested cash collateral of approximately $1,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $55,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(d)

The approximate fair value and percentage of net assets, $445,000 and 21.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(f)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $198,000 and the aggregate gross unrealized depreciation is approximately $401,000, resulting in net unrealized depreciation of approximately $203,000.

REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Software	29.6%
Other**	26.3
Health Care Providers & Services	10.1
Specialty Retail	9.6
Information Technology Services	6.8
Internet & Direct Marketing Retail	6.4
Air Freight & Logistics	6.0
Media	5.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2020.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Permanence Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (99.0%)
Canada (8.5%)
Brookfield Asset Management, Inc., Class A	1,759	$78
Canadian National Railway Co.	421	33
FirstService Corp.	875	67
		178
Denmark (4.6%)
Chr Hansen Holding A/S	1,311	97

France (17.0%)
Christian Dior SE	271	94
EssilorLuxottica SA	837	89
Hermes International	134	91
L’Oreal SA (BSRM)	123	32
Remy Cointreau SA	474	52
		358
Germany (1.5%)
Linde PLC	184	32

India (2.0%)
HDFC Bank Ltd. ADR	1,073	41

United Kingdom (3.1%)
Intertek Group PLC	557	33
Rentokil Initial PLC	7,051	33
		66
United States (62.3%)
Alphabet, Inc., Class C (a)	48	56
Amazon.com, Inc. (a)	54	105
Apple, Inc.	212	54
CME Group, Inc.	302	52
Copart, Inc. (a)	721	49
Ecolab, Inc.	472	74
Facebook, Inc., Class A (a)	131	22
Gartner, Inc. (a)	307	31
HEICO Corp., Class A	1,194	76
Intercontinental Exchange, Inc.	653	53
Intuitive Surgical, Inc. (a)	210	104
Mastercard, Inc., Class A	126	30
Microsoft Corp.	338	53
NIKE, Inc., Class B	718	59
Rollins, Inc.	930	34
S&P Global, Inc.	220	54
ServiceMaster Global Holdings, Inc. (a)	1,188	32
Sherwin-Williams Co. (The)	72	33
Starbucks Corp.	850	56
Veeva Systems, Inc., Class A (a)	691	108
Verisk Analytics, Inc.	227	32
Walt Disney Co. (The)	536	52
Waste Connections, Inc.	420	32

Zoetis, Inc.	486	57
		1,308
Total Common Stocks (Cost $2,260)		2,080

Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $54)	54,303	54
Total Investments Excluding Purchased Options (101.6%) (Cost $2,314)		2,134
Total Purchased Options Outstanding (0.3%) (Cost $7)		6
Total Investments (101.9%) (Cost $2,321) (c)(d)(e)		2,140
Liabilities in Excess of Other Assets (-1.9%)		(39)
Net Assets (100.0%)		$2,101

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)                                 Non-income producing security.

(b)                                 The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)                                  The approximate fair value and percentage of net assets, $521,000 and 24.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)                                 The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(e)                                  At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $44,000 and the aggregate gross unrealized depreciation is approximately $225,000, resulting in net unrealized depreciation of approximately $181,000.

ADR                    American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
Royal Bank of Scotland	USD/CNH	CNH	7.75	Jan - 21	584,065	584	$4	$3	$1
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun - 20	396,201	396	1	2	(1)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep - 20	457,174	457	1	2	(1)
							$6	$7	$(1)

CNH                    —  Chinese Yuan Renminbi Offshore

USD                       —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	50.2%
Textiles, Apparel & Luxury Goods	15.6
Capital Markets	11.1
Chemicals	11.1
Commercial Services & Supplies	6.9
Health Care Technology	5.1
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

China Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (95.5%)
Banks (9.0%)
Bank of China Ltd. H Shares (a)	487,000	$185
China Construction Bank Corp. H Shares (a)	503,000	409
China Merchants Bank Co., Ltd. H Shares (a)	31,500	141
Industrial & Commercial Bank of China Ltd. H Shares (a)	211,000	144
		879
Beverages (10.4%)
China Resources Beer Holdings Co., Ltd. (a)	96,000	435
Kweichow Moutai Co., Ltd., Class A	3,800	591
		1,026
Capital Markets (0.9%)
China International Capital Corp., Ltd. H Shares (a)	54,400	87

Construction Materials (3.0%)
Anhui Conch Cement Co., Ltd., Class A	37,900	290

Diversified Consumer Services (6.2%)
New Oriental Education & Technology Group, Inc. ADR (b)	3,300	357
TAL Education Group ADR (b)	4,700	250
		607
Electronic Equipment, Instruments & Components (1.1%)
Universal Scientific Industrial Shanghai Co., Ltd., Class A	50,700	112

Food Products (7.4%)
China Mengniu Dairy Co., Ltd. (a)(b)	111,000	383
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	50,300	210
Yihai International Holding Ltd. (a)(b)	18,000	136
		729
Health Care Equipment & Supplies (1.2%)
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares (a)	96,000	120

Health Care Providers & Services (0.6%)
Sinopharm Group Co., Ltd. H Shares (a)	28,000	62

Insurance (4.0%)
Ping An Insurance Group Co. of China Ltd. H Shares (a)	40,500	395

Interactive Media & Services (18.7%)
Tencent Holdings Ltd. (a)	37,200	1,839

Internet & Direct Marketing Retail (17.5%)
Alibaba Group Holding Ltd. (a)(b)	3,300	80
Alibaba Group Holding Ltd. ADR (b)	8,400	1,634
		1,714
Pharmaceuticals (6.5%)
CSPC Pharmaceutical Group Ltd. (a)	138,000	271
Jiangsu Hengrui Medicine Co., Ltd., Class A	7,700	99
Sino Biopharmaceutical Ltd. (a)	203,000	265
		635

Real Estate Management & Development (2.7%)
China Resources Land Ltd. (a)	46,000	188
Shenzhen Investment Ltd. (a)	252,000	78
		266
Semiconductors & Semiconductor Equipment (1.2%)
Hua Hong Semiconductor Ltd. (a)	68,000	122

Textiles, Apparel & Luxury Goods (3.0%)
Shenzhou International Group Holdings Ltd. (a)	27,800	292

Wireless Telecommunication Services (2.1%)
China Mobile Ltd. (a)	27,500	206
Total Common Stocks (Cost $9,450)		9,381

Short-Term Investment (4.9%)
Investment Company (4.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $477)	476,560	477
Total Investments (100.4%) (Cost $9,927) (d)(e)(f)		9,858
Liabilities in Excess of Other Assets (-0.4%)		(42)
Net Assets (100.0%)		$9,816

(a)                                 Security trades on the Hong Kong exchange.

(b)                                 Non-income producing security.

(c)                                  The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(d)                                 The approximate fair value and percentage of net assets, $7,140,000 and 72.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)                                  The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(f)                                   At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $631,000 and the aggregate gross unrealized depreciation is approximately $700,000, resulting in net unrealized depreciation of approximately $69,000.

ADR                    American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	24.6%
Interactive Media & Services	18.7
Internet & Direct Marketing Retail	17.4
Beverages	10.4
Banks	8.9
Food Products	7.4
Pharmaceuticals	6.4
Diversified Consumer Services	6.2
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Developing Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (87.1%)
Argentina (1.5%)
Globant SA (a)	1,913	$168

Brazil (5.5%)
B3 SA - Brasil Bolsa Balcao	32,183	222
Magazine Luiza SA	50,494	379
		601
China (52.7%)
Alibaba Group Holding Ltd. ADR (a)	2,645	514
China East Education Holdings Ltd. (a)(b)	134,000	215
China Resources Beer Holdings Co., Ltd. (b)	66,000	299
Foshan Haitian Flavouring & Food Co., Ltd., Class A	35,320	620
GSX Techedu, Inc. ADR (a)	11,063	469
Haidilao International Holding Ltd. (b)	45,000	174
Huazhu Group Ltd. ADR	3,202	92
HUYA, Inc. ADR (a)	20,108	341
Kweichow Moutai Co., Ltd., Class A	2,300	357
Meituan Dianping, Class B (a)(b)	49,700	592
Shenzhou International Group Holdings Ltd. (b)	27,700	291
TAL Education Group ADR (a)	16,046	855
Tencent Holdings Ltd. (b)	10,200	504
Trip.com Group Ltd. ADR (a)	19,582	459
		5,782
Hong Kong (0.6%)
Alphamab Oncology (a)	35,000	69

India (6.5%)
HDFC Bank Ltd. ADR	18,473	711

Korea, Republic of (4.8%)
NAVER Corp.	3,741	520

Mexico (0.8%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	9,305	88

Taiwan (6.5%)
Nien Made Enterprise Co., Ltd.	14,000	83
Silergy Corp.	4,000	130
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,552	504
		717
United States (8.2%)
EPAM Systems, Inc. (a)	2,396	445
MercadoLibre, Inc. (a)	919	449
		894
Total Common Stocks (Cost $11,538)		9,550

Short-Term Investment (15.8%)
Investment Company (15.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $1,732)	1,731,871	1,732

Total Investments (102.9%) (Cost $13,270) (d)(e)(f)	11,282
Liabilities in Excess of Other Assets (-2.9%)	(317)
Net Assets (100.0%)	$10,965

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)                                 Non-income producing security.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(d)                                 The approximate fair value and percentage of net assets, $3,854,000 and 35.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)                                  The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(f)                                   At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $142,000 and the aggregate gross unrealized depreciation is approximately $2,130,000, resulting in net unrealized depreciation of approximately $1,988,000.

ADR                    American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	20.8%
Internet & Direct Marketing Retail	17.9
Short-Term Investments	15.4
Diversified Consumer Services	13.6
Interactive Media & Services	9.1
Banks	6.3
Beverages	5.8
Semiconductors & Semiconductor Equipment	5.6
Food Products	5.5
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2020 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers;  (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Multi-Asset
Assets:
Common Stocks
Airlines	$398	$—	$—	$398
Banks	249	—	—	249
Building Products	76	—	—	76
Chemicals	28	—	—	28
Construction Materials	143	—	—	143
Equity Real Estate Investment Trusts (REITs)	—	—@	—	—@
Hotels, Restaurants & Leisure	—	10	—	10
Household Durables	264	—	—	264
Insurance	61	—	—	61
Investment Companies	—	1	—	1
Paper & Forest Products	10	—	—	10
Real Estate Management & Development	—	779	—	779
Thrifts & Mortgage Finance	11	—	—	11
Trading Companies & Distributors	28	—	—	28
Total Common Stocks	1,268	790	—	2,058
Fixed Income Securities	—	1,949	—	1,949
Investment Company	509	—	—	509
Short-Term Investments
Investment Company	13,047	—	—	13,047
U.S. Treasury Securities	—	2,316	—	2,316
Total Short-Term Investments	13,047	2,316	—	15,363
Foreign Currency Forward Exchange Contracts	—	116	—	116
Futures Contracts	519	—	—	519
Credit Default Swap Agreement	—	17	—	17
Total Return Swap Agreements	—	222	—	222
Total Assets	15,343	5,410	—	20,753
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(84)	—	(84)
Futures Contracts	(84)	—	—	(84)
Interest Rate Swap Agreements	—	(35)	—	(35)
Total Return Swap Agreements	—	(430)	—	(430)
Total Liabilities	(84)	(549)	—	(633)
Total	$15,259	$4,861	$—	$20,120

@  Value is less than $500.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Active International Allocation
Assets:
Common Stocks
Aerospace & Defense	$—	$3,159	$—	$3,159
Airlines	2,894	—	—	2,894
Auto Components	—	151	—	151
Automobiles	—	895	—	895
Banks	340	562	—	902
Beverages	2,741	5,247	—	7,988
Chemicals	—	2,658	—	2,658
Communications Equipment	—	1,808	—	1,808
Consumer Finance	—	564	—	564
Electrical Equipment	—	418	—	418
Electronic Equipment, Instruments & Components	333	2,958	—	3,291
Energy Equipment & Services	1,257	443	—	1,700
Entertainment	7,268	3,702	—	10,970
Food Products	382	6,825	—	7,207
Health Care Equipment & Supplies	567	5,905	—	6,472
Health Care Providers & Services	—	684	—	684
Household Durables	1,794	2,298	—	4,092
Household Products	—	1,720	—	1,720
Information Technology Services	1,040	3,267	—	4,307
Insurance	—	2,309	—	2,309
Interactive Media & Services	1,046	5,645	—	6,691
Internet & Direct Marketing Retail	6,944	—	—	6,944
Leisure Products	—	620	—	620
Life Sciences Tools & Services	1,322	—	—	1,322
Machinery	—	4,826	—	4,826
Metals & Mining	8,466	—	—	8,466
Oil, Gas & Consumable Fuels	620	1,258	—	1,878
Personal Products	889	5,733	—	6,622
Pharmaceuticals	517	10,152	—	10,669
Professional Services	—	2,220	—	2,220
Real Estate Management & Development	—	—	—@	—@
Semiconductors & Semiconductor Equipment	5,778	6,614	—	12,392
Software	475	3,988	—	4,463
Tech Hardware, Storage & Peripherals	—	4,054	—	4,054
Textiles, Apparel & Luxury Goods	439	3,746	—	4,185
Transportation Infrastructure	—	488	—	488
Total Common Stocks	45,112	94,917	—@	140,029
Investment Company	1,031	—	—	1,031
Put Options Purchased	—	3,105	—	3,105
Short-Term Investments
Investment Company	3,091	—	—	3,091
Repurchase Agreements	—	17	—	17
Total Short-Term Investments	3,091	17	—	3,108
Foreign Currency Forward Exchange Contract	—	75	—	75
Total Assets	49,234	98,114	—@	147,348
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(19)	—	(19)
Put Options Written	—	(760)	—	(760)
Total Liabilities	—	(779)	—	(779)
Total	$49,234	$97,335	$ —@	$146,569

@  Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Active International Allocation	Common Stock (000)
Beginning Balance	$ —@
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—@
Realized gains (losses)	—
Ending Balance	$ —@

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2020	$ —@

@  Value is less than $500.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Asia Opportunity
Assets:
Common Stocks
Banks	$10,927	$—	$—	$10,927
Beverages	—	13,133	—	13,133
Biotechnology	—	190	—	190
Diversified Consumer Services	19,165	4,767	—	23,932
Entertainment	5,052	—	—	5,052
Food Products	—	14,840	—	14,840
Health Care Providers & Services	607	—	—	607
Hotels, Restaurants & Leisure	1,471	2,626	—	4,097
Household Durables	—	2,786	—	2,786
Insurance	—	7,903	—	7,903
Interactive Media & Services	—	16,798	—	16,798
Internet & Direct Marketing Retail	16,987	8,698	—	25,685
Life Sciences Tools & Services	—	4,854	—	4,854
Semiconductors & Semiconductor Equipment	—	10,975	—	10,975
Textiles, Apparel & Luxury Goods	—	5,868	—	5,868
Total Common Stocks	54,209	93,438	—	147,647
Call Options Purchased	—	55	—	55
Short-Term Investment
Investment Company	20,399	—	—	20,399
Total Assets	$74,608	$93,493	$—	$168,101

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets
Assets:
Common Stocks
Automobiles	$—	$4,900	$—	$4,900
Banks	16,680	79,647	—	96,327
Beverages	4,767	16,785	—	21,552
Capital Markets	—	1,774	—	1,774
Chemicals	—	1,905	—	1,905
Construction & Engineering	—	2,887	—	2,887
Construction Materials	—	10,452	—	10,452
Consumer Finance	1,071	1,490	—	2,561
Diversified Consumer Services	11,038	—	—	11,038
Diversified Telecommunication Services	5,736	—	—	5,736
Electronic Equipment, Instruments & Components	—	5,573	—	5,573
Entertainment	—	5,398	—	5,398
Food & Staples Retailing	12,025	23,375	—	35,400
Food Products	—	13,101	—	13,101
Gas Utilities	3,593	—	—	3,593
Health Care Equipment & Supplies	—	1,647	—	1,647
Health Care Providers & Services	4,034	3,352	—	7,386
Hotels, Restaurants & Leisure	—	1,698	—	1,698
Industrial Conglomerates	—	5,827	—	5,827
Information Technology Services	1,426	4,313	—	5,739
Insurance	—	15,447	—	15,447
Interactive Media & Services	8,184	36,043	—	44,227
Internet & Direct Marketing Retail	32,133	4,618	—	36,751
Life Sciences Tools & Services	—	2,292	—	2,292
Metals & Mining	4,652	5,636	—	10,288
Multi-Line Retail	4,932	2,086	—	7,018
Oil, Gas & Consumable Fuels	4,571	9,431	—	14,002
Pharmaceuticals	—	17,748	—	17,748
Real Estate Management & Development	—	9,169	—	9,169
Road & Rail	4,010	—	—	4,010
Semiconductors & Semiconductor Equipment	2,736	48,801	—	51,537
Software	3,427	982	—	4,409
Specialty Retail	—	1,849	—	1,849
Tech Hardware, Storage & Peripherals	—	15,546	—	15,546
Textiles, Apparel & Luxury Goods	5,604	13,762	—	19,366
Wireless Telecommunication Services	—	7,633	—	7,633
Total Common Stocks	130,619	375,167	—	505,786
Short-Term Investments
Investment Company	3,715	—	—	3,715
Total Assets	134,334	375,167	—	509,501
Liabilities:
Foreign Currency Forward Exchange Contract	—	(256)	—	(256)
Total	$134,334	$374,911	$—	$509,245

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Breakout Nations
Assets:
Common Stocks
Air Freight & Logistics	$—	$8	$—	$8
Airlines	—	16	—	16
Automobiles	—	30	—	30
Banks	348	632	—	980
Beverages	57	62	—	119
Capital Markets	—	63	—	63
Construction & Engineering	—	36	—	36
Diversified Consumer Services	85	—	—	85
Diversified Telecommunication Services	44	34	—	78
Electric Utilities	7	—	—	7
Electronic Equipment, Instruments & Components	—	17	—	17
Food & Staples Retailing	151	87	—	238
Food Products	—	35	—	35
Gas Utilities	25	—	—	25
Health Care Providers & Services	37	38	—	75
Hotels, Restaurants & Leisure	—	26	—	26
Industrial Conglomerates	—	38	—	38
Interactive Media & Services	—	316	—	316
Internet & Direct Marketing Retail	178	—	—	178
Metals & Mining	37	—	—	37
Multi-Line Retail	46	—	—	46
Oil, Gas & Consumable Fuels	79	—	—	79
Pharmaceuticals	—	32	—	32
Real Estate Management & Development	—	79	—	79
Semiconductors & Semiconductor Equipment	—	13	—	13
Software	33	—	—	33
Textiles, Apparel & Luxury Goods	—	39	—	39
Total Common Stocks	1,127	1,601	—	2,728
Investment Companies	231	—	—	231
Short-Term Investment
Investment Company	526	—	—	526
Futures Contracts	37	—	—	37
Total Assets	1,921	1,601	—	3,522
Liabilities:
Foreign Currency Forward Exchange Contract	—	(3)	—	(3)
Total	$1,921	$1,598	$—	$3,519

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Leaders
Assets:
Common Stocks
Banks	$—	$2,910	$—	$2,910
Beverages	—	1,512	—	1,512
Chemicals	—	1,352	—	1,352
Consumer Finance	—	1,855	—	1,855
Diversified Consumer Services	970	—	—	970
Electrical Equipment	—	1,246	—	1,246
Entertainment	221	—	—	221
Health Care Providers & Services	—	2,410	—	2,410
Health Care Technology	42	—	—	42
Information Technology Services	2,620	—	—	2,620
Insurance	—	3,175	—	3,175
Interactive Media & Services	—	3,549	—	3,549
Internet & Direct Marketing Retail	5,897	2,577	—	8,474
Machinery	—	1,144	—	1,144
Semiconductors & Semiconductor Equipment	1,005	3,724	—	4,729
Textiles, Apparel & Luxury Goods	1,559	2,448	—	4,007
Total Common Stocks	12,314	27,902	—	40,216
Short-Term Investment
Investment Company	830	—	—	830
Total Assets	$13,144	$27,902	$—	$41,046

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Small Cap
Assets:
Common Stocks
Air Freight & Logistics	$—	$400	$—	$400
Banks	—	1,695	—	1,695
Beverages	—	492	—	492
Building Products	—	500	—	500
Chemicals	—	1,004	—	1,004
Commercial Services & Supplies	—	1,580	—	1,580
Communications Equipment	—	672	—	672
Construction & Engineering	—	397	—	397
Consumer Finance	1,266	1,727	—	2,993
Containers & Packaging	—	591	—	591
Diversified Consumer Services	1,515	2,302	—	3,817
Diversified Telecommunication Services	—	1,434	—	1,434
Electrical Equipment	—	2,182	—	2,182
Entertainment	642	1,026	—	1,668
Food & Staples Retailing	—	1,642	—	1,642
Food Products	—	1,303	—	1,303
Gas Utilities	—	575	—	575
Health Care Equipment & Supplies	—	535	—	535
Health Care Providers & Services	724	842	—	1,566
Hotels, Restaurants & Leisure	807	1,246	—	2,053
Information Technology Services	—	431	—	431
Interactive Media & Services	—	756	—	756
Internet & Direct Marketing Retail	769	—	—	769
Leisure Products	—	709	—	709
Media	—	1,103	—	1,103
Multi-Line Retail	—	1,087	—	1,087
Professional Services	616	644	—	1,260
Real Estate Management & Development	—	1,224	—	1,224
Semiconductors & Semiconductor Equipment	—	1,814	—	1,814
Software	507	1,956	—	2,463
Specialty Retail	—	1,443	—	1,443
Tech Hardware, Storage & Peripherals	—	721	—	721
Textiles, Apparel & Luxury Goods	—	1,851	—	1,851
Water Utilities	—	530	—	530
Total Common Stocks	6,846	36,414	—	43,260
Short-Term Investment
Investment Company	1,237	—	—	1,237
Total Assets	8,083	36,414	—	44,497
Liabilities:
Foreign Currency Forward Exchange Contract	—	(7)	—	(7)
Total	$8,083	$36,407	$—	$44,490

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Frontier Markets
Assets:
Common Stocks
Air Freight & Logistics	$—	$1,120	$—	$1,120
Banks	—	20,357	—	20,357
Beverages	—	878	—	878
Capital Markets	—	558	—	558
Diversified Consumer Services	—	552	—	552
Diversified Telecommunication Services	—	2,222	—	2,222
Electronic Equipment, Instruments & Components	—	760	—	760
Entertainment	2,608	1,847	—	4,455
Food & Staples Retailing	—	2,695	—	2,695
Food Products	—	1,805	—	1,805
Health Care Providers & Services	—	567	—	567
Information Technology Services	—	1,985	—	1,985
Internet & Direct Marketing Retail	2,471	—	—	2,471
Multi-Line Retail	—	615	—	615
Oil, Gas & Consumable Fuels	—	2,448	—	2,448
Professional Services	328	—	—	328
Real Estate Management & Development	—	832	—	832
Software	2,451	2,170	—	4,621
Specialty Retail	—	2,909	—	2,909
Transportation Infrastructure	—	542	—	542
Wireless Telecommunication Services	—	4,624	—	4,624
Total Common Stocks	7,858	49,486	—	57,344
Total Assets	$7,858	$49,486	$—	$57,344

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Advantage
Assets:
Common Stocks
Aerospace & Defense	$1,870	$—	$—	$1,870
Banks	2,500	—	—	2,500
Capital Markets	3,647	—	—	3,647
Chemicals	4,217	3,031	—	7,248
Entertainment	10,545	—	—	10,545
Health Care Equipment & Supplies	5,861	—	—	5,861
Health Care Technology	6,182	—	—	6,182
Information Technology Services	14,174	7,224	—	21,398
Interactive Media & Services	3,139	—	—	3,139
Internet & Direct Marketing Retail	10,508	—	—	10,508
Pharmaceuticals	2,057	—	—	2,057
Real Estate Management & Development	2,870	—	—	2,870
Software	25,702	4,434	—	30,136
Textiles, Apparel & Luxury Goods	—	8,631	—	8,631
Total Common Stocks	93,272	23,320	—	116,592
Preferred Stocks
Internet & Direct Marketing Retail	—	—	194	194
Software	—	—	47	47
Total Preferred Stocks	—	—	241	241
Call Options Purchased	—	323	—	323
Short-Term Investment
Investment Company	1,706	—	—	1,706
Total Assets	$94,978	$23,643	$241	$118,862

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Advantage	Preferred Stocks (000)
Beginning Balance	$306
Purchases
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(65)
Realized gains (losses)	—
Ending Balance	$241

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2020	$(65)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Advantage	Fair Value at March 31, 2020 (000)	Valuation Technique	Unobservable Input	Range/Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$241	Discounted Cash Flow	Weighted Average Cost of Capital	13.5%-19.0%/14.9%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.7x-17.6x/5.2x	Increase
			Discount for Lack of Marketability	12.0%-16.0%/12.6%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	2.3x-16.0x/10.7x	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Concentrated
Assets:
Common Stocks
Banks	$2,630	$—	$—	$2,630
Beverages	1,181	—	—	1,181
Commercial Services & Supplies	490	—	—	490
Electric Utilities	955	—	—	955
Equity Real Estate Investment Trusts (REITs)	748	—	—	748
Hotels, Restaurants & Leisure	838	—	—	838
Household Durables	449	—	—	449
Information Technology Services	1,295	—	—	1,295
Interactive Media & Services	1,159	—	—	1,159
Internet & Direct Marketing Retail	1,628	—	—	1,628
Personal Products	918	—	—	918
Semiconductors & Semiconductor Equipment	1,140	—	—	1,140
Software	1,857	—	—	1,857
Textiles, Apparel & Luxury Goods	2,089	—	—	2,089
Trading Companies & Distributors	288	—	—	288
Total Common Stocks	17,665	—	—	17,665
Investment Company	265	—	—	265
Short-Term Investment
Investment Company	109	—	—	109
Total Assets	$18,039	$—	$—	$18,039

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Concentrated Real Estate
Assets:
Common Stocks
Diversified	$186	$827	$—	$1,013
Health Care	55	—	—	55
Industrial	27	1	—	28
Lodging/Resorts	171	98	—	269
Office	390	318	—	708
Residential	230	113	—	343
Retail	265	234	—	499
Self Storage	55	—	—	55
Total Common Stocks	1,379	1,591	—	2,970
Short-Term Investment
Investment Company	21	—	—	21
Total Assets	$1,400	$1,591	$—	$2,991

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Core
Assets:
Common Stocks
Aerospace & Defense	$170	$—	$—	$170
Airlines	147	—	—	147
Automobiles	350	—	—	350
Banks	687	—	—	687
Beverages	435	—	—	435
Building Products	91	—	—	91
Capital Markets	314	—	—	314
Construction Materials	73	—	—	73
Diversified Telecommunication Services	195	—	—	195
Electric Utilities	344	—	—	344
Entertainment	159	—	—	159
Equity Real Estate Investment Trusts (REITs)	482	—	—	482
Health Care Equipment & Supplies	299	—	—	299
Health Care Providers & Services	76	—	—	76
Health Care Technology	92	—	—	92
Hotels, Restaurants & Leisure	256	—	—	256
Household Durables	134	—	—	134
Information Technology Services	618	—	—	618
Interactive Media & Services	544	—	—	544
Internet & Direct Marketing Retail	565	—	—	565
Media	147	—	—	147
Multi-Line Retail	70	—	—	70
Oil, Gas & Consumable Fuels	74	—	—	74
Personal Products	207	—	—	207
Professional Services	152	—	—	152
Semiconductors & Semiconductor Equipment	283	—	—	283
Software	466	—	—	466
Tech Hardware, Storage & Peripherals	496	—	—	496
Textiles, Apparel & Luxury Goods	244	326	—	570
Total Common Stocks	8,170	326	—	8,496
Investment Company	150	—	—	150
Short-Term Investment
Investment Company	29	—	—	29
Total Assets	$8,349	$326	$—	$8,675

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Counterpoint Global
Assets:
Common Stocks
Aerospace & Defense	$97	$—	$—	$97
Air Freight & Logistics	26	147	—	173
Banks	226	—	—	226
Beverages	—	156	—	156
Biotechnology	44	36	—	80
Capital Markets	266	—	—	266
Chemicals	180	131	—	311
Commercial Services & Supplies	101	22	—	123
Construction Materials	15	—	—	15
Containers & Packaging	4	—	—	4
Diversified Consumer Services	246	9	—	255
Diversified Financial Services	2	—	—	2
Diversified Holding Companies	1	—	—	1
Diversified Telecommunication Services	16	—	—	16
Electric Utilities	3	—	—	3
Electrical Equipment	—	7	—	7
Electronic Equipment, Instruments & Components	—	97	—	97
Entertainment	421	—	—	421
Equity Real Estate Investment Trusts (REITs)	11	—	—	11
Food Products	—	110	—	110
Health Care Equipment & Supplies	370	35	—	405
Health Care Providers & Services	205	19	—	224
Health Care Technology	313	14	—	327
Hotels, Restaurants & Leisure	65	8	—	73
Household Durables	1	19	—	20
Household Products	—	64	—	64
Industrial Conglomerates	4	—	—	4
Information Technology Services	1,013	148	—	1,161
Insurance	—	43	—	43
Interactive Media & Services	390	100	—	490
Internet & Direct Marketing Retail	770	79	—	849
Leisure Products	16	—	—	16
Life Sciences Tools & Services	181	20	—	201
Machinery	1	7	—	8
Marine	—	14	—	14
Media	31	—	—	31
Multi-Line Retail	7	—	—	7
Multi-Utilities	32	—	—	32
Oil, Gas & Consumable Fuels	2	—	—	2
Personal Products	7	22	—	29
Pharmaceuticals	80	—	—	80
Professional Services	33	22	—	55
Real Estate Management & Development	134	—	—	134
Road & Rail	178	—	—	178
Semiconductors & Semiconductor Equipment	33	71	—	104
Software	1,323	67	—	1,390
Specialty Retail	92	—	—	92
Tech Hardware, Storage & Peripherals	45	—	—	45
Textiles, Apparel & Luxury Goods	96	542	—	638
Trading Companies & Distributors	8	13	—	21
Transportation Infrastructure	2	—	—	2
Total Common Stocks	7,091	2,022	—	9,113
Call Options Purchased	—	17	—	17
Short-Term Investment
Investment Company	783	—	—	783
Total Assets	$7,874	$2,039	$—	$9,913

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$55,659	$111,339	$—	$166,998
Capital Markets	48,262	—	—	48,262
Health Care Equipment & Supplies	323,224	—	—	323,224
Household Products	51,103	166,017	—	217,120
Information Technology Services	336,290	—	—	336,290
Life Sciences Tools & Services	64,985	—	—	64,985
Media	27,141	—	—	27,141
Personal Products	—	95,316	—	95,316
Pharmaceuticals	39,556	—	—	39,556
Professional Services	—	101,457	—	101,457
Software	190,068	102,914	—	292,982
Textiles, Apparel & Luxury Goods	39,788	21,036	—	60,824
Tobacco	171,443	57,308	—	228,751
Total Common Stocks	1,347,519	655,387	—	2,002,906
Short-Term Investment
Investment Company	60,510	—	—	60,510
Total Assets	$1,408,029	$655,387	$—	$2,063,416

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$—	$3,671	$—	$3,671
Commercial Services & Supplies	4,652	—	—	4,652
Communications	49,237	6,941	—	56,178
Diversified	—	8,966	—	8,966
Electricity Transmission & Distribution	21,552	22,329	—	43,881
Oil & Gas Storage & Transportation	50,349	15,496	—	65,845
Renewables	12,915	—	—	12,915
Toll Roads	8,590	9,658	—	18,248
Utilities	3,748	—	—	3,748
Water	10,723	17,077	—	27,800
Total Common Stocks	161,766	84,138	—	245,904
Short-Term Investment
Investment Company	7,976	—	—	7,976
Total Assets	$169,742	$84,138	$—	$253,880

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Opportunity
Assets:
Common Stocks
Air Freight & Logistics	$—	$139,196	$—	$139,196
Banks	—	110,147	—	110,147
Beverages	—	35,839	—	35,839
Construction Materials	32,926	—	—	32,926
Diversified Consumer Services	214,808	—	—	214,808
Electronic Equipment, Instruments & Components	—	80,539	—	80,539
Entertainment	138,445	—	—	138,445
Food Products	—	54,869	—	54,869
Health Care Equipment & Supplies	55,601	—	—	55,601
Health Care Technology	45,013	—	12,780	57,793
Information Technology Services	505,148	—	—	505,148
Interactive Media & Services	306,434	27,244	—	333,678
Internet & Direct Marketing Retail	426,396	91,057	—	517,453
Professional Services	—	1,653	—	1,653
Road & Rail	165,467	—	—	165,467
Software	556,035	—	—	556,035
Textiles, Apparel & Luxury Goods	—	214,477	—	214,477
Total Common Stocks	2,446,273	755,021	12,780	3,214,074
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	2,292	2,292
Internet & Direct Marketing Retail	—	—	3,958	3,958
Total Preferred Stocks	—	—	6,250	6,250
Call Options Purchased	—	2,474	—	2,474
Short-Term Investment
Investment Company	216,518	—	—	216,518
Total Assets	$2,662,791	$757,495	$19,030	$3,439,316

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Opportunity	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$13,521	$8,503
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	(741)	(2,253)
Realized gains (losses)	—	—
Ending Balance	$12,780	$6,250

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2020
	$(741)	$(2,253)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Opportunity	Fair Value at March 31, 2020 (000)	Valuation Technique	Unobservable Input	Amount or Range/Weighted Average*	Impact to Valuation from an Increase in Input**

Common Stock	$12,780	Market Transaction Method	Precedent Transaction	$449.46	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1x	Increase
			Discount for Lack of Marketability	11.0%	Decrease

Preferred Stocks	$6,250	Discounted Cash Flow	Weighted Average Cost of Capital	13.5%-25.0%/18.0%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.3x-11.7x/3.6x	Increase
			Discount for Lack of Marketability	12.0%-17.0%/13.8%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$17,701	$71,359	$—	$89,060
Health Care	15,851	—	—	15,851
Industrial	20,515	6,163	117	26,795
Industrial/Office Mixed	—	2,697	—	2,697
Lodging/Resorts	16,546	1,033	—	17,579
Office	42,920	34,647	—	77,567
Residential	40,547	20,714	18	61,279
Retail	26,147	20,717	—	46,864
Self Storage	13,618	—	—	13,618
Specialty	1,985	—	—	1,985
Total Common Stocks	195,830	157,330	135	353,295
Short-Term Investment
Investment Company	7,923	—	—	7,923
Total Assets	$203,753	$157,330	$135	$361,218

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Real Estate	Common Stocks (000)
Beginning Balance	$147
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(12)
Realized gains (losses)	—
Ending Balance	$135

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2020	$(12)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Real Estate	Fair Value at March 31, 2020 (000)	Valuation Technique	Unobservable Input	Amount *	Impact to Valuation from an increase in input**

Common Stocks	$135

Reported Capital balance, adjustments for NAV practical expedient; including adjustments for subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date

			Adjusted Capital Balance

		Market Transaction Method	Transaction Valuation	$0.001	Increase
			Discount for Lack of Marketability	50.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Sustain
Assets:
Common Stocks
Beverages	$544	$—	$—	$544
Capital Markets	536	—	—	536
Electronic Equipment, Instruments & Components	450	—	—	450
Health Care Equipment & Supplies	5,976	—	—	5,976
Health Care Technology	532	—	—	532
Household Products	455	3,345	—	3,800
Information Technology Services	4,857	—	—	4,857
Insurance	—	955	—	955
Interactive Media & Services	1,463	—	—	1,463
Life Sciences Tools & Services	864	—	—	864
Media	373	—	—	373
Personal Products	—	941	—	941
Pharmaceuticals	574	634	—	1,208
Professional Services	—	1,003	—	1,003
Semiconductors & Semiconductor Equipment	789	—	—	789
Software	3,149	1,678	—	4,827
Textiles, Apparel & Luxury Goods	583	—	—	583
Total Common Stocks	21,145	8,556	—	29,701
Short-Term Investment
Investment Company	911	—	—	911
Total Assets	$22,056	$8,556	$—	$30,612

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Air Freight & Logistics	$—	$152,243	$—	$152,243
Banks	—	123,898	—	123,898
Beverages	—	94,443	—	94,443
Biotechnology	—	33,579	—	33,579
Capital Markets	58,744	—	—	58,744
Chemicals	—	62,307	—	62,307
Diversified Consumer Services	87,891	—	—	87,891
Electric Utilities	6,921	—	—	6,921
Electronic Equipment, Instruments & Components	—	120,503	—	120,503
Food Products	—	135,298	—	135,298
Health Care Equipment & Supplies	—	36,804	—	36,804
Household Products	—	130,723	—	130,723
Information Technology Services	88,253	36,014	—	124,267
Insurance	—	69,086	—	69,086
Interactive Media & Services	—	57,989	—	57,989
Internet & Direct Marketing Retail	51,601	—	—	51,601
Machinery	—	13,332	—	13,332
Marine	—	29,537	—	29,537
Multi-Utilities	68,855	—	—	68,855
Semiconductors & Semiconductor Equipment	50,790	102,866	—	153,656
Software	43,097	—	—	43,097
Textiles, Apparel & Luxury Goods	60,926	229,410	—	290,336
Trading Companies & Distributors	—	19,642	—	19,642
Total Common Stocks	517,078	1,447,674	—	1,964,752
Call Options Purchased	—	1,297	—	1,297
Short-Term Investments
Investment Company	240,261	—	—	240,261
Repurchase Agreements	—	6,745	—	6,745
Total Short-Term Investments	240,261	6,745	—	247,006
Total Assets	$757,339	$1,455,716	$—	$2,213,055

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$59,478	$—	$59,478
Air Freight & Logistics	—	31,879	—	31,879
Auto Components	—	8,785	—	8,785
Banks	—	87,880	—	87,880
Beverages	—	127,680	—	127,680
Capital Markets	—	11,714	—	11,714
Diversified Financial Services	—	6,678	—	6,678
Electronic Equipment, Instruments & Components	—	44,886	—	44,886
Food Products	—	44,942	—	44,942
Health Care Equipment & Supplies	—	31,550	—	31,550
Health Care Providers & Services	—	47,218	—	47,218
Household Products	—	168,993	—	168,993
Insurance	—	117,214	—	117,214
Interactive Media & Services	—	50,263	—	50,263
Machinery	—	18,480	—	18,480
Metals & Mining	42,284	41,061	—	83,345
Oil, Gas & Consumable Fuels	14,694	20,703	—	35,397
Personal Products	—	79,842	—	79,842
Pharmaceuticals	—	237,524	—	237,524
Professional Services	—	63,935	—	63,935
Semiconductors & Semiconductor Equipment	24,843	—	—	24,843
Software	45,540	55,638	—	101,178
Specialty Retail	—	9,644	—	9,644
Tech Hardware, Storage & Peripherals	—	24,584	—	24,584
Textiles, Apparel & Luxury Goods	—	51,800	—	51,800
Tobacco	—	88,938	—	88,938
Trading Companies & Distributors	—	9,205	—	9,205
Total Common Stocks	127,361	1,540,514	—	1,667,875
Short-Term Investment
Investment Company	20,083	—	—	20,083
Total Assets	$147,444	$1,540,514	$—	$1,687,958

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Opportunity
Assets:
Common Stocks
Air Freight & Logistics	$—	$70,836	$—	$70,836
Banks	—	88,382	—	88,382
Beverages	—	47,395	—	47,395
Biotechnology	—	24,086	—	24,086
Diversified Consumer Services	143,515	—	—	143,515
Electronic Equipment, Instruments & Components	—	61,827	—	61,827
Entertainment	67,503	—	—	67,503
Food Products	—	66,047	—	66,047
Health Care Equipment & Supplies	—	27,488	—	27,488
Health Care Providers & Services	13,062	—	—	13,062
Household Products	—	25,356	—	25,356
Information Technology Services	100,418	26,957	—	127,375
Interactive Media & Services	—	79,985	—	79,985
Internet & Direct Marketing Retail	150,309	73,161	—	223,470
Professional Services	—	3,086	—	3,086
Semiconductors & Semiconductor Equipment	—	84,060	—	84,060
Software	17,044	18,510	—	35,554
Textiles, Apparel & Luxury Goods	68,835	180,078	—	248,913
Trading Companies & Distributors	—	28,284	—	28,284
Total Common Stocks	560,686	905,538	—	1,466,224
Call Options Purchased	—	1,113	—	1,113
Short-Term Investments
Investment Company	134,365	—	—	134,365
Repurchase Agreements	—	2,103	—	2,103
Total Short-Term Investments	134,365	2,103	—	136,468
Total Assets	$695,051	$908,754	$—	$1,603,805

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Real Estate
Assets:
Common Stocks
Diversified	$—	$2,119	$—	$2,119
Industrial	—	166	—	166
Industrial/Office Mixed	—	76	—	76
Lodging/Resorts	—	40	—	40
Office	—	1,099	—	1,099
Residential	—	729	7	736
Retail	—	602	—	602
Total Common Stocks	—	4,831	7	4,838
Total Assets	$—	$4,831	$7	$4,838

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

International Real Estate	Common Stock (000)
Beginning Balance	$7
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(—	)@
Realized gains (losses)	—
Ending Balance	$7

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2020	(—	)@

@	Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2020:

International Real Estate	Fair Value at March 31, 2020 (000)	Valuation Technique	Unobservable Input	Amount *	Impact to Valuation from an increase in input**

Common Stock	$7	Market Transaction Method	Transaction Valuation	$0.001	Increase
			Discount for Lack of Marketability	50.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Real Assets
Assets:
Common Stocks
Aerospace & Defense	$53	$—	$—	$53
Banks	208	126	—	334
Beverages	70	60	—	130
Biotechnology	48	—	—	48
Capital Markets	43	15	—	58
Chemicals	—	59	—	59
Commercial Services & Supplies	79	45	—	124
Construction & Engineering	—	97	—	97
Consumer Finance	60	—	—	60
Distributors	14	—	—	14
Diversified Telecommunication Services	67	119	—	186
Electric Utilities	219	103	—	322
Electronic Equipment, Instruments & Components	—	26	—	26
Energy Equipment & Services	—	8	—	8
Entertainment	29	—	—	29
Equity Real Estate Investment Trusts (REITs)	1,830	617	—	2,447
Food & Staples Retailing	—	55	—	55
Food Products	40	57	—	97
Gas Utilities	80	147	—	227
Health Care Equipment & Supplies	125	—	—	125
Health Care Providers & Services	31	—	—	31
Hotels, Restaurants & Leisure	17	—	—	17
Household Durables	32	—	—	32
Household Products	39	—	—	39
Independent Power & Renewable Electricity Producers	137	—	—	137
Industrial Conglomerates	—	52	—	52
Information Technology Services	126	—	—	126
Insurance	119	—	—	119
Interactive Media & Services	134	—	—	134
Internet & Direct Marketing Retail	78	—	—	78
Life Sciences Tools & Services	54	—	—	54
Machinery	45	15	—	60
Media	27	—	—	27
Metals & Mining	13	17	—	30
Multi-Utilities	327	186	—	513
Oil, Gas & Consumable Fuels	347	106	—	453
Personal Products	—	22	—	22
Pharmaceuticals	100	103	—	203
Real Estate Management & Development	—	760	—	760
Road & Rail	63	—	—	63
Semiconductors & Semiconductor Equipment	57	30	—	87
Software	252	24	—	276
Specialty Retail	32	—	—	32
Tech Hardware, Storage & Peripherals	113	—	—	113
Textiles, Apparel & Luxury Goods	—	24	—	24
Trading Companies & Distributors	20	123	—	143
Transportation Infrastructure	73	136	—	209
Water Utilities	148	133	—	281
Total Common Stocks	5,349	3,265	—	8,614
U.S. Treasury Securities	—	2,849	—	2,849
Short-Term Investment
Investment Company	318	—	—	318
Total Assets	5,667	6,114	—	11,781
Liabilities:
Futures Contract	(9)	—	—	(9)
Total	$5,658	$6,114	$—	$11,772

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Advantage
Assets:
Common Stocks
Aerospace & Defense	$10,614	$—	$—	$10,614
Capital Markets	12,422	—	—	12,422
Chemicals	26,012	—	—	26,012
Commercial Services & Supplies	12,105	—	—	12,105
Containers & Packaging	6,094	—	—	6,094
Entertainment	35,077	—	—	35,077
Health Care Equipment & Supplies	29,233	—	—	29,233
Health Care Technology	21,163	—	—	21,163
Hotels, Restaurants & Leisure	11,046	—	—	11,046
Industrial Conglomerates	5,865	—	—	5,865
Information Technology Services	44,781	7,224	—	52,005
Interactive Media & Services	31,440	—	—	31,440
Internet & Direct Marketing Retail	30,336	—	—	30,336
Personal Products	5,447	—	—	5,447
Pharmaceuticals	11,632	—	—	11,632
Professional Services	5,794	—	—	5,794
Software	80,101	—	—	80,101
Textiles, Apparel & Luxury Goods	11,249	—	—	11,249
Total Common Stocks	390,411	7,224	—	397,635
Call Options Purchased	—	1,019	—	1,019
Short-Term Investment
Investment Company	15,088	—	—	15,088
Total Assets	$405,499	$8,243	$—	$413,742

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Biotechnology	$83,276	$—	$—	$83,276
Entertainment	508,267	—	—	508,267
Health Care Equipment & Supplies	677,991	—	—	677,991
Health Care Providers & Services	136,973	—	—	136,973
Health Care Technology	346,580	—	28,118	374,698
Information Technology Services	1,225,095	134,187	—	1,359,282
Interactive Media & Services	324,501	—	—	324,501
Internet & Direct Marketing Retail	714,420	—	—	714,420
Life Sciences Tools & Services	305,904	—	—	305,904
Road & Rail	324,931	—	—	324,931
Software	1,438,211	—	—	1,438,211
Specialty Retail	113,631	—	—	113,631
Total Common Stocks	6,199,780	134,187	28,118	6,362,085
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	13,582	13,582
Internet & Direct Marketing Retail	—	—	51,240	51,240
Total Preferred Stocks	—	—	64,822	64,822
Call Options Purchased	—	16,457	—	16,457
Short-Term Investments
Investment Company	360,685	—	—	360,685
Repurchase Agreements	—	11,700	—	11,700
Total Short-Term Investments	360,685	11,700	—	372,385
Total Assets	$6,560,465	$162,344	$92,940	$6,815,749

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$29,749	$86,499
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	(1,631)	(21,677)
Realized gains (losses)	—	—
Ending Balance	$28,118	$64,822

Net change in unrealized appreciation (depreciation) from investments still held as of Marh 31, 2020	$1,631	$21,677

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at March 31, 2020 (000)	Valuation Technique	Unobservable Input	Amount or Range/Weighted Average*	Impact to Valuation from an Increase in Input**

Common Stock	$28,118	Market Transaction Method	Precedent Transaction	$449.46	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1x	Increase
			Discount for Lack of Marketability	11.0%	Decrease

Preferred Stocks	$64,822	Discounted Cash Flow	Weighted Average Cost of Capital	13.5%-25.0%/16.5%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.3x-11.7x/4.1x	Increase
			Discount for Lack of Marketability	12.0%-17.0%/13.1%	Decrease

*                  Amount is indicative of the weighted average.

**            Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Inception
Assets:
Common Stocks
Biotechnology	$3,078	$—	$—	$3,078
Diversified Holding Companies	394	—	—	394
Diversified Telecommunication Services	4,659	—	—	4,659
Entertainment	5,118	—	—	5,118
Equity Real Estate Investment Trusts (REITs)	703	—	—	703
Health Care Equipment & Supplies	8,121	—	—	8,121
Health Care Providers & Services	4,453	—	—	4,453
Health Care Technology	6,351	—	—	6,351
Hotels, Restaurants & Leisure	336	—	—	336
Household Durables	361	—	—	361
Information Technology Services	14,729	—	—	14,729
Interactive Media & Services	4,534	—	—	4,534
Internet & Direct Marketing Retail	8,869	—	—	8,869
Leisure Products	2,041	—	—	2,041
Life Sciences Tools & Services	13,876	—	—	13,876
Machinery	375	—	—	375
Media	2,086	—	—	2,086
Oil, Gas & Consumable Fuels	672	—	—	672
Real Estate Management & Development	7,449	—	—	7,449
Road & Rail	2,837	—	—	2,837
Software	31,751	—	—	31,751
Specialty Retail	4,324	—	—	4,324
Textiles, Apparel & Luxury Goods	—	1,359	—	1,359
Trading Companies & Distributors	1,090	—	—	1,090
Total Common Stocks	128,207	1,359	—	129,566
Preferred Stocks
Health Care Technology	—	—	5,198	5,198
Software	—	—	3,197	3,197
Total Preferred Stocks	—	—	8,395	8,395
Call Options Purchased	—	427	—	427
Short-Term Investments
Investment Company	12,989	—	—	12,989
Repurchase Agreements	—	1,538	—	1,538
Total Short-Term Investments	12,989	1,538	—	14,527
Total Assets	$141,196	$3,324	$8,395	$152,915

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Inception	Preferred Stocks (000)
Beginning Balance	$9,440
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(1,045)
Realized gains (losses)	—
Ending Balance	$8,395

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2020	$(1,045)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Inception	Fair Value at March 31, 2020 (000)	Valuation Technique	Unobservable Input	Range/Weighted Average*	Impact to Valuation from an Increase in Input**

Preferred Stocks	$8,395	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%-19.0%/17.4%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.6x-14.6x/4.5x	Increase
			Discount for Lack of Marketability	14.0%-20.0%/17.7%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	2.3x-7.9x/3.6x	Increase

*                      Amount is indicative of the weighted average.

**               Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
US Core
Assets:
Common Stocks
Banks	$1,579	$—	$—	$1,579
Building Products	456	—	—	456
Capital Markets	949	—	—	949
Commercial Services & Supplies	122	—	—	122
Electric Utilities	545	—	—	545
Equity Real Estate Investment Trusts (REITs)	1,041	—	—	1,041
Health Care Equipment & Supplies	690	—	—	690
Health Care Providers & Services	402	—	—	402
Health Care Technology	277	—	—	277
Hotels, Restaurants & Leisure	1,194	—	—	1,194
Household Durables	353	—	—	353
Information Technology Services	1,155	—	—	1,155
Interactive Media & Services	414	—	—	414
Oil, Gas & Consumable Fuels	172	—	—	172
Personal Products	559	—	—	559
Software	1,863	—	—	1,863
Specialty Retail	504	—	—	504
Tech Hardware, Storage & Peripherals	1,040	—	—	1,040
Textiles, Apparel & Luxury Goods	556	—	—	556
Trading Companies & Distributors	336	—	—	336
Total Common Stocks	14,207	—	—	14,207
Short-Term Investment
Investment Company	156	—	—	156
Total Assets	$14,363	$—	$—	$14,363

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$16,476	$—	$—	$16,476
Data Centers	4,666	—	—	4,666
Diversified	4,757	—	—	4,757
Health Care	8,354	—	—	8,354
Industrial	9,169	—	498	9,667
Lodging/Resorts	8,619	—	—	8,619
Manufactured Homes	49	—	—	49
Office	23,877	—	—	23,877
Regional Malls	8,410	—	—	8,410
Self Storage	6,820	—	—	6,820
Shopping Centers	2,946	—	—	2,946
Single Family Homes	2,985	—	—	2,985
Specialty	1,193	—	—	1,193
Total Common Stocks	98,321	—	498	98,819
Short-Term Investment
Investment Company	647	—	—	647
Total Assets	$98,968	$—	$498	$99,466

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

U.S. Real Estate	Common Stock (000)
Beginning Balance	$546
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(48)
Realized gains (losses)	—
Ending Balance	$498

Net change in unrealized depreciation from investments still held as of March 31, 2020	$(48)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

U.S. Real Estate	Fair Value at March 31, 2020 (000)	Valuation Technique	Unobservable Input
Common Stock	$498

Reported Capital balance, adjustments for NAV practical expedient; including adjustments for subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date

			Adjusted Capital Balance

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Fixed Income Opportunities
Assets:
Fixed Income Securities
Corporate Bonds	$—	$12,284	$—	$12,284
Sovereign	—	32,342	—	32,342
Total Fixed Income Securities	—	44,626	—	44,626
Warrant	—	1	—	1
Short-Term Investments
Investment Company	2,396	—	—	2,396
U.S. Treasury Security	—	30	—	30
Total Short-Term Investments	2,396	30	—	2,426
Foreign Currency Forward Exchange Contracts	—	215	—	215
Total Assets	2,396	44,872	—	47,268
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(30)	—	(30)
Total	$2,396	$44,842	$—	$47,238

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Endurance
Assets:
Common Stocks
Aerospace & Defense	$23	$—	$—	$23
Air Freight & Logistics	118	—	—	118
Biotechnology	25	—	—	25
Capital Markets	23	—	—	23
Electrical Equipment	—	32	—	32
Equity Real Estate Investment Trusts (REITs)	11	—	—	11
Health Care Equipment & Supplies	—	70	—	70
Health Care Providers & Services	105	92	—	197
Health Care Technology	—	72	—	72
Hotels, Restaurants & Leisure	11	—	—	11
Household Durables	—	59	—	59
Information Technology Services	134	—	—	134
Internet & Direct Marketing Retail	126	—	—	126
Life Sciences Tools & Services	—	66	—	66
Media	102	—	—	102
Real Estate Management & Development	91	—	—	91
Software	528	54	—	582
Specialty Retail	189	—	—	189
Total Common Stocks	1,486	445	—	1,931
Short-Term Investments
Investment Company	98	—	—	98
Repurchase Agreements	—	11	—	11
Total Short-Term Investments	98	11	—	109
Total Assets	$1,584	$456	$—	$2,040

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Permanence
Assets:
Common Stocks
Aerospace & Defense	$76	$—	$—	$76
Banks	41	—	—	41
Beverages	—	52	—	52
Capital Markets	237	—	—	237
Chemicals	139	97	—	236
Commercial Services & Supplies	115	33	—	148
Diversified Consumer Services	32	—	—	32
Entertainment	52	—	—	52
Health Care Equipment & Supplies	104	—	—	104
Health Care Technology	108	—	—	108
Hotels, Restaurants & Leisure	56	—	—	56
Information Technology Services	61	—	—	61
Interactive Media & Services	78	—	—	78
Internet & Direct Marketing Retail	105	—	—	105
Personal Products	—	32	—	32
Pharmaceuticals	57	—	—	57
Professional Services	32	33	—	65
Real Estate Management & Development	67	—	—	67
Road & Rail	33	—	—	33
Software	53	—	—	53
Tech Hardware, Storage & Peripherals	54	—	—	54
Textiles, Apparel & Luxury Goods	59	274	—	333
Total Common Stocks	1,559	521	—	2,080
Call Options Purchased	—	6	—	6
Short-Term Investment
Investment Company	54	—	—	54
Total Assets	$1,613	$527	$—	$2,140

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
China Equity
Assets:
Common Stocks
Banks	$—	$879	$—	$879
Beverages	—	1,026	—	1,026
Capital Markets	—	87	—	87
Construction Materials	—	290	—	290
Diversified Consumer Services	607	—	—	607
Electronic Equipment, Instruments & Components	—	112	—	112
Food Products	—	729	—	729
Health Care Equipment & Supplies	—	120	—	120
Health Care Providers & Services	—	62	—	62
Insurance	—	395	—	395
Interactive Media & Services	—	1,839	—	1,839
Internet & Direct Marketing Retail	1,634	80	—	1,714
Pharmaceuticals	—	635	—	635
Real Estate Management & Development	—	266	—	266
Semiconductors & Semiconductor Equipment	—	122	—	122
Textiles, Apparel & Luxury Goods	—	292	—	292
Wireless Telecommunication Services	—	206	—	206
Total Common Stocks	2,241	7,140	—	9,381
Short-Term Investment
Investment Company	477	—	—	477
Total Assets	$2,718	$7,140	$—	$9,858

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Developing Opportunity
Assets:
Common Stocks
Banks	$711	$—	$—	$711
Beverages	—	656	—	656
Biotechnology	—	69	—	69
Capital Markets	222	—	—	222
Diversified Consumer Services	1,324	215	—	1,539
Entertainment	341	—	—	341
Food Products	—	620	—	620
Hotels, Restaurants & Leisure	92	174	—	266
Household Durables	—	83	—	83
Information Technology Services	445	—	—	445
Interactive Media & Services	—	1,024	—	1,024
Internet & Direct Marketing Retail	1,422	592	—	2,014
Multi-Line Retail	379	—	—	379
Semiconductors & Semiconductor Equipment	504	130	—	634
Software	168	—	—	168
Textiles, Apparel & Luxury Goods	—	291	—	291
Transportation Infrastructure	88	—	—	88
Total Common Stocks	5,696	3,854	—	9,550
Short-Term Investment
Investment Company	1,732	—	—	1,732
Total Assets	$7,428	$3,854	$—	$11,282

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.